UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Equity Index Fund
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 92.4%
	COMMON STOCKS – 92.4%
	Aerospace & Defense – 2.0%
14,001	Arconic, Inc.	$319,083
18,328	Boeing Company	2,995,162
9,141	General Dynamics Corporation, (2)	1,655,252
3,019	L-3 Communications Holdings, Inc	479,085
8,045	Lockheed Martin Corporation	2,021,950
5,628	Northrop Grumman Corporation	1,289,262
9,376	Raytheon Company	1,351,644
4,160	Rockwell Collins, Inc	377,562
8,804	Textron Inc	417,045
1,242	TransDigm Group Inc, (3)	268,769
24,451	United Technologies Corporation	2,681,541
	Total Aerospace & Defense	13,856,355
	Air Freight & Logistics – 0.7%
4,521	C.H. Robinson Worldwide, Inc	343,867
5,825	Expeditors International of Washington, Inc.	303,366
7,807	FedEx Corporation	1,476,382
22,012	United Parcel Service, Inc., Class B	2,402,170
	Total Air Freight & Logistics	4,525,785
	Airlines – 0.6%
782	Alaska Air Group, Inc.	73,367
17,640	American Airlines Group Inc.	780,570
25,553	Delta Air Lines, Inc.	1,207,124
20,434	Southwest Airlines Co.	1,068,902
10,559	United Continental Holdings Inc, (2), (3)	744,093
	Total Airlines	3,874,056
	Auto Components – 0.2%
6,872	BorgWarner Inc	280,584
8,648	Delphi Automotive PLC	605,879
8,336	Goodyear Tire & Rubber Company	270,003
	Total Auto Components	1,156,466
	Automobiles – 0.5%
124,621	Ford Motor Company	1,540,315
44,293	General Motors Company	1,621,567
5,644	Harley-Davidson, Inc.	321,934
	Total Automobiles	3,483,816
NUVEEN      1

Nuveen Equity Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Banks – 6.1%
322,660	Bank of America Corporation	$7,305,021
25,909	BB&T Corporation	1,196,737
90,993	Citigroup Inc	5,080,139
8,058	Citizens Financial Group Inc	291,458
7,141	Comerica Incorporated	482,232
26,149	Fifth Third Bancorp	682,489
32,229	Huntington BancShares Inc.	436,058
114,257	JPMorgan Chase & Co.	9,669,569
33,744	KeyCorp	606,380
4,951	M&T Bank Corporation	804,884
9,942	People's United Financial, Inc	186,412
15,534	PNC Financial Services Group, Inc.	1,871,226
43,475	Regions Financial Corporation	626,475
15,671	SunTrust Banks, Inc	890,426
51,016	U.S. Bancorp	2,685,992
144,328	Wells Fargo & Company	8,129,996
8,340	Zions Bancorporation	351,865
	Total Banks	41,297,359
	Beverages – 1.9%
5,824	Brown-Forman Corporation, Class B	265,575
122,821	Coca-Cola Company	5,105,669
6,045	Constellation Brands, Inc., Class A	905,299
5,867	Dr. Pepper Snapple Group	535,071
5,885	Molson Coors Brewing Company, Class B	568,020
12,945	Monster Beverage Corporation, (3)	551,457
45,794	PepsiCo, Inc.	4,752,501
	Total Beverages	12,683,592
	Biotechnology – 2.5%
51,890	AbbVie Inc.	3,170,998
7,274	Alexion Pharmaceuticals Inc., (3)	950,566
23,754	Amgen Inc.	3,721,777
6,947	Biogen Inc, (3)	1,925,986
24,753	Celgene Corporation, (3)	2,875,061
42,067	Gilead Sciences, Inc.	3,047,754
2,413	Regeneron Pharmaceuticals, Inc, (3)	866,967
8,454	Vertex Pharmaceuticals Inc, (3)	725,945
	Total Biotechnology	17,285,054
	Building Products – 0.3%
3,729	Allegion PLC	244,884
2,840	Fortune Brands Home & Security	156,569
29,910	Johnson Controls International PLC	1,315,442
2      NUVEEN

Shares	Description (1)	Value
	Building Products (continued)
12,958	Masco Corporation	$ 426,966
	Total Building Products	2,143,861
	Capital Markets – 2.6%
1,750	Affiliated Managers Group Inc.	266,630
5,047	Ameriprise Financial, Inc.	566,627
33,762	Bank New York Mellon	1,510,174
3,882	BlackRock Inc.	1,451,790
38,519	Charles Schwab Corporation	1,588,524
10,836	CME Group, Inc	1,312,023
10,132	E*Trade Group Inc, (3)	379,443
11,080	Franklin Resources, Inc.	440,319
11,809	Goldman Sachs Group, Inc.	2,708,040
19,021	Intercontinental Exchange Group, Inc	1,110,066
13,044	Invesco LTD	377,232
5,311	Moody's Corporation	550,591
46,046	Morgan Stanley	1,956,495
3,640	NASDAQ Stock Market, Inc	256,766
6,796	Northern Trust Corporation	563,796
8,273	S&P Global, Inc	994,249
11,577	State Street Corporation	882,167
7,772	T. Rowe Price Group Inc.	524,144
	Total Capital Markets	17,439,076
	Chemicals – 2.0%
6,941	Air Products & Chemicals Inc.	970,074
3,591	Albemarle Corporation	332,670
8,390	CF Industries Holdings, Inc	296,083
35,786	Dow Chemical Company	2,133,919
27,759	E.I. Du Pont de Nemours and Company	2,095,804
4,685	Eastman Chemical Company	363,087
8,052	Ecolab Inc	967,287
4,274	FMC Corporation	257,124
2,536	International Flavors & Fragrances Inc	297,245
10,670	LyondellBasell Industries NV, (2)	995,191
13,986	Monsanto Company	1,514,824
11,949	Mosaic Company	374,840
8,429	PPG Industries, Inc.	842,984
8,615	Praxair, Inc.	1,020,361
2,580	Sherwin-Williams Company	783,830
	Total Chemicals	13,245,323
	Commercial Services & Supplies – 0.3%
2,748	Cintas Corporation	319,070
NUVEEN      3

Nuveen Equity Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies (continued)
1,838	Pitney Bowes Inc.	$29,261
7,381	Republic Services, Inc.	423,522
2,901	Stericycle Inc, (3)	223,783
12,984	Waste Management, Inc.	902,388
	Total Commercial Services & Supplies	1,898,024
	Communications Equipment – 0.9%
159,329	Cisco Systems, Inc.	4,894,587
2,086	F5 Networks, Inc., (3)	279,587
3,968	Harris Corporation	407,553
12,144	Juniper Networks Inc	325,216
5,299	Motorola Solutions Inc	427,682
	Total Communications Equipment	6,334,625
	Construction & Engineering – 0.1%
4,447	Fluor Corporation	246,808
3,796	Jacobs Engineering Group, Inc.	222,256
5,790	Quanta Services Incorporated, (3)	207,803
	Total Construction & Engineering	676,867
	Construction Materials – 0.1%
2,026	Martin Marietta Materials, (2)	465,170
4,174	Vulcan Materials Company	535,649
	Total Construction Materials	1,000,819
	Consumer Finance – 0.7%
24,549	American Express Company	1,875,053
15,400	Capital One Financial Corporation	1,345,806
12,594	Discover Financial Services	872,512
9,679	Navient Corporation	145,572
23,362	Synchrony Financial	836,827
	Total Consumer Finance	5,075,770
	Containers & Packaging – 0.3%
2,842	Avery Dennison Corporation	207,523
5,545	Ball Corporation	422,862
13,211	International Paper Company	747,742
6,172	Sealed Air Corporation, (2)	299,342
8,017	WestRock Company	427,787
	Total Containers & Packaging	2,105,256
	Distributors – 0.1%
4,749	Genuine Parts Company	459,751
9,149	LKQ Corporation, (3)	291,944
	Total Distributors	751,695
4      NUVEEN

Shares	Description (1)	Value
	Diversified Consumer Services – 0.0%
6,614	H & R Block Inc	$ 141,936
	Diversified Financial Services – 1.5%
60,632	Berkshire Hathaway Inc., Class B, (3)	9,952,135
11,067	Leucadia National Corporation	263,948
	Total Diversified Financial Services	10,216,083
	Diversified Telecommunication Services – 2.3%
196,085	AT&T Inc.	8,266,943
17,457	CenturyLink Inc, (2)	451,438
37,456	Frontier Communications Corporation, (2)	130,722
9,309	Level 3 Communications Inc, (3)	553,513
130,134	Verizon Communications Inc.	6,377,867
	Total Diversified Telecommunication Services	15,780,483
	Electric Utilities – 1.8%
6,028	Alliant Energy Corporation	226,954
15,701	American Electric Power Company, Inc.	1,005,806
21,999	Duke Energy Corporation	1,727,802
10,403	Edison International	758,171
5,720	Entergy Corporation	409,781
10,128	Eversource Energy	560,281
29,480	Exelon Corporation	1,057,742
13,594	FirstEnergy Corp	412,170
14,921	NextEra Energy Inc.	1,846,026
16,146	PG&E Corporation	999,276
4,000	Pinnacle West Capital Corporation	310,520
21,700	PPL Corporation	756,028
31,291	Southern Company	1,546,714
16,219	Xcel Energy, Inc	670,169
	Total Electric Utilities	12,287,440
	Electrical Equipment – 0.5%
958	Acuity Brands Inc.	198,526
7,390	Ametek Inc.	377,629
14,424	Eaton PLC	1,020,931
20,525	Emerson Electric Company	1,203,997
4,094	Rockwell Automation, Inc.	605,871
	Total Electrical Equipment	3,406,954
	Electronic Equipment, Instruments & Components – 0.4%
9,850	Amphenol Corporation, Class A	664,777
31,639	Corning Incorporated	838,117
4,346	FLIR Systems Inc.	153,544
NUVEEN      5

Nuveen Equity Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
11,347	TE Connectivity Limited	$ 843,649
	Total Electronic Equipment, Instruments & Components	2,500,087
	Energy Equipment & Services – 1.1%
13,501	Baker Hughes Incorporated	851,643
29,382	Halliburton Company	1,662,140
3,360	Helmerich & Payne Inc	239,097
12,059	National-Oilwell Varco Inc.	455,951
44,425	Schlumberger Limited	3,718,817
8,737	TechnipFMC PLC, (3)	293,738
12,430	Transocean Inc, (2)	173,647
	Total Energy Equipment & Services	7,395,033
	Equity Real Estate Investment Trust – 2.6%
13,592	American Tower Corporation, REIT	1,406,772
6,271	Apartment Investment & Management Company, Class A	276,363
4,384	AvalonBay Communities, Inc.	759,791
4,917	Boston Properties, Inc, (2)	643,635
11,514	Crown Castle International Corporation	1,011,275
5,712	Digital Realty Trust Inc	614,783
2,280	Equinix Inc.	877,754
11,675	Equity Residential	709,490
1,855	Essex Property Trust Inc	416,077
4,018	Extra Space Storage Inc.	289,497
2,293	Federal Realty Investment Trust	322,006
18,645	GGP, Inc.	463,142
14,930	Health Care Property Investors Inc	452,678
25,333	Host Hotels & Resorts Inc.	457,767
7,699	Iron Mountain Inc	275,624
13,571	Kimco Realty Corporation	337,782
3,854	Macerich Company	264,731
702	Mid-America Apartment Communities	66,655
16,878	Prologis Inc	824,490
4,762	Public Storage, Inc.	1,023,830
8,257	Realty Income Corporation	492,365
10,033	Simon Property Group, Inc., (2)	1,843,764
3,422	SL Green Realty Corporation	372,895
9,911	UDR Inc	346,390
11,988	Ventas Inc	739,300
5,862	Vornado Realty Trust	623,189
11,575	Welltower Inc	767,423
23,886	Weyerhaeuser Company	748,348
	Total Equity Real Estate Investment Trust	17,427,816
6      NUVEEN

Shares	Description (1)	Value
	Food & Staples Retailing – 1.9%
13,957	Costco Wholesale Corporation	$2,288,250
34,052	CVS Health Corporation	2,683,638
30,148	Kroger Co.	1,023,826
16,066	Sysco Corporation	842,822
27,326	Walgreens Boots Alliance Inc	2,239,093
48,083	Wal-Mart Stores, Inc.	3,209,059
10,167	Whole Foods Market, Inc.	307,247
	Total Food & Staples Retailing	12,593,935
	Food Products – 1.5%
18,373	Archer-Daniels-Midland Company	813,189
6,187	Campbell Soup Company	385,017
13,586	ConAgra Foods, Inc.	531,077
18,884	General Mills, Inc.	1,179,872
4,453	Hershey Foods Corporation	469,658
8,617	Hormel Foods Corporation	312,797
3,717	JM Smucker Company	504,954
8,067	Kellogg Company	586,552
19,045	Kraft Heinz Company	1,700,528
3,657	McCormick & Company, Incorporated	349,426
5,899	Mead Johnson Nutrition Company	415,644
49,314	Mondelez International Inc., Class A	2,183,624
9,277	Tyson Foods, Inc., Class A	582,503
	Total Food Products	10,014,841
	Health Care Equipment & Supplies – 2.3%
54,957	Abbott Laboratories	2,295,554
16,702	Baxter International, Inc.	800,193
6,813	Becton, Dickinson and Company	1,207,877
46,429	Boston Scientific Corporation, (3)	1,117,082
2,978	C. R. Bard, Inc	706,769
820	Cooper Companies, Inc	151,380
19,437	Danaher Corporation	1,631,153
5,611	DENTSPLY SIRONA Inc	318,144
7,264	Edwards Lifesciences Corporation, (3)	699,087
2,329	Hologic Inc., (3)	94,394
688	Idexx Labs Inc., (3)	84,163
1,486	Intuitive Surgical, Inc., (3)	1,029,337
43,842	Medtronic, PLC	3,332,869
9,923	Stryker Corporation	1,225,788
1,584	Varex Imaging Corporation, (3)	45,540
3,961	Varian Medical Systems, Inc, (3)	307,572
NUVEEN      7

Nuveen Equity Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
6,856	Zimmer Biomet Holdings, Inc.	$ 811,270
	Total Health Care Equipment & Supplies	15,858,172
	Health Care Providers & Services – 2.5%
11,205	Aetna Inc.	1,329,025
6,019	AmerisourceBergen Corporation	525,338
8,841	Anthem Inc.	1,362,752
10,220	Cardinal Health, Inc.	766,091
2,920	Centene Corporation, (3)	184,748
8,755	CIGNA Corporation	1,280,156
5,042	Davita Inc., (3)	321,428
2,216	Envision Healthcare Corporation, (3)	150,688
19,689	Express Scripts, Holding Company, (3)	1,356,178
9,332	HCA Holdings Inc, (3)	749,173
2,570	Henry Schein Inc, (2), (3)	410,840
4,760	Humana Inc.	944,860
3,288	Laboratory Corporation of America Holdings, (3)	441,283
7,219	McKesson HBOC Inc	1,004,524
2,930	Patterson Companies, Inc., (2)	121,917
5,002	Quest Diagnostics Incorporated	459,784
30,392	UnitedHealth Group Incorporated	4,926,543
2,863	Universal Health Services, Inc., Class B	322,460
	Total Health Care Providers & Services	16,657,788
	Health Care Technology – 0.1%
10,817	Cerner Corporation, (3)	580,981
	Hotels, Restaurants & Leisure – 1.5%
13,390	Carnival Corporation	741,538
925	Chipotle Mexican Grill, (2), (3)	389,832
3,930	Darden Restaurants, Inc.	287,990
10,223	Marriott International, Inc., Class A	864,866
26,516	McDonald's Corporation	3,250,066
5,344	Royal Caribbean Cruises Limited	500,359
46,471	Starbucks Corporation	2,566,129
3,442	Wyndham Worldwide Corporation	272,124
2,534	Wynn Resorts Ltd	257,024
11,132	YUM! Brands, Inc	729,480
	Total Hotels, Restaurants & Leisure	9,859,408
	Household Durables – 0.4%
10,836	D.R. Horton, Inc.	324,105
3,932	Garmin Limited, (2)	189,876
2,226	Harman International Industries Inc	247,442
4,268	Leggett and Platt Inc	203,669
8      NUVEEN

Shares	Description (1)	Value
	Household Durables (continued)
6,409	Lennar Corporation, Class A	$286,162
2,110	Mohawk Industries Inc, (2), (3)	455,422
12,717	Newell Brands Inc.	601,896
9,768	PulteGroup Inc	210,110
2,398	Whirlpool Corporation, (2)	419,386
	Total Household Durables	2,938,068
	Household Products – 1.7%
7,252	Church & Dwight Company Inc	327,935
4,542	Clorox Company	545,040
28,382	Colgate-Palmolive Company	1,832,910
11,462	Kimberly-Clark Corporation	1,388,392
85,446	Procter & Gamble Company	7,485,069
	Total Household Products	11,579,346
	Independent Power & Renewable Electricity Producers – 0.1%
21,048	AES Corporation	240,789
13,326	NRG Energy Inc.	220,412
	Total Independent Power & Renewable Electricity Producers	461,201
	Industrial Conglomerates – 2.2%
19,205	3M Co.	3,357,418
282,471	General Electric Company	8,389,388
24,207	Honeywell International Inc.	2,864,172
3,238	Roper Technologies, Inc	621,210
	Total Industrial Conglomerates	15,232,188
	Insurance – 2.5%
14,858	Ace Limited	1,953,678
13,031	AFLAC Incorporated	912,040
11,758	Allstate Corporation	884,319
31,158	American International Group, Inc.	2,002,213
8,401	AON PLC, Class A	946,793
3,298	Arthur J. Gallagher & Co.	177,531
1,946	Assurant Inc.	189,015
5,110	Cincinnati Financial Corporation	360,664
12,061	Hartford Financial Services Group, Inc.	587,491
7,299	Lincoln National Corporation	492,756
8,822	Loews Corporation	410,929
16,463	Marsh & McLennan Companies, Inc.	1,119,813
35,097	MetLife, Inc.	1,909,628
8,543	Principal Financial Group, Inc	487,720
19,855	Progressive Corporation	743,371
13,731	Prudential Financial, Inc.	1,443,265
2,358	Torchmark Corporation	173,407
NUVEEN      9

Nuveen Equity Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Insurance (continued)
9,100	Travelers Companies, Inc	$1,071,798
8,444	Unum Group	383,611
4,115	Willis Towers Watson PLC	514,910
8,591	XL Group Limited	322,764
	Total Insurance	17,087,716
	Internet & Catalog Retail – 1.8%
12,593	Amazon.com, Inc., (3)	10,370,083
13,704	NetFlix.com Inc, (3)	1,928,290
3,649	TripAdvisor Inc, (3)	193,032
	Total Internet & Catalog Retail	12,491,405
	Internet & Direct Marketing Retail – 0.4%
3,857	Expedia, Inc.	468,973
1,576	priceline.com Incorporated, (2), (3)	2,482,405
	Total Internet & Direct Marketing Retail	2,951,378
	Internet Software & Services – 4.1%
5,534	Akamai Technologies, Inc., (3)	379,577
9,455	Alphabet Inc., Class A, (3)	7,754,895
9,477	Alphabet Inc., Class C, (3)	7,551,178
33,198	eBay Inc., (3)	1,056,692
74,744	Facebook Inc., Class A, (3)	9,740,637
3,169	VeriSign, Inc, (3)	254,186
28,131	Yahoo! Inc., (3)	1,239,733
	Total Internet Software & Services	27,976,898
	IT Services – 3.4%
19,807	Accenture Limited, Class A	2,255,423
1,845	Alliance Data Systems Corporation	421,361
14,407	Automatic Data Processing, Inc.	1,454,963
19,372	Cognizant Technology Solutions Corporation, Class A	1,018,774
5,552	CSRA Inc	172,223
10,714	Fidelity National Information Services	850,906
6,931	Fiserv, Inc., (3)	744,597
3,378	Global Payments Inc.	261,052
27,628	International Business Machines Corporation (IBM)	4,821,639
30,394	MasterCard, Inc., Class A	3,231,794
10,277	Paychex, Inc.	619,600
35,831	PayPal Holdings, Inc, (3)	1,425,357
5,162	Teradata Corporation, (3)	151,556
5,282	Total System Services Inc	267,692
59,634	Visa Inc., Class A	4,932,328
16,642	Western Union Company	325,850
	Total IT Services	22,955,115
10      NUVEEN

Shares	Description (1)	Value
	Leisure Equipment & Products – 0.1%
3,621	Hasbro, Inc.	$298,769
10,921	Mattel, Inc.	286,239
	Total Leisure Equipment & Products	585,008
	Life Sciences Tools & Services – 0.6%
10,358	Agilent Technologies, Inc.	507,231
4,691	Illumina Inc., (3)	751,029
428	Mettler-Toledo International Inc, (3)	182,598
3,733	Perkinelmer Inc	198,558
12,613	Thermo Fisher Scientific, Inc.	1,922,095
2,749	Waters Corporation, (3)	389,396
	Total Life Sciences Tools & Services	3,950,907
	Machinery – 1.4%
19,935	Caterpillar Inc.	1,906,982
4,923	Cummins Inc.	723,730
9,237	Deere & Company, (2)	988,821
5,297	Dover Corporation	411,842
4,693	Flowserve Corporation	230,708
9,604	Fortive Corporation	531,197
10,087	Illinois Tool Works, Inc.	1,283,066
8,248	Ingersoll Rand Company Limited	654,479
11,960	PACCAR Inc	805,028
4,259	Parker Hannifin Corporation	626,627
5,338	Pentair Limited	312,967
1,852	Snap-on Incorporated	336,193
4,811	Stanley Black & Decker Inc	596,564
6,114	Xylem Inc	301,481
	Total Machinery	9,709,685
	Media – 3.0%
12,516	CBS Corporation, Class B	807,157
6,915	Charter Communications, Inc., Class A, (2), (3)	2,240,114
76,104	Comcast Corporation, Class A	5,739,764
5,992	Discovery Communications Inc., Class A, (2), (3)	169,873
7,087	Discovery Communications Inc., Class C, (3)	196,381
12,676	Interpublic Group of Companies, Inc.	298,266
12,195	News Corporation, Class A	149,876
7,531	Omnicom Group, Inc.	645,030
3,042	Scripps Networks Interactive, Class A	231,679
7,313	TEGNA Inc	167,541
24,622	Time Warner Inc.	2,384,641
33,808	Twenty First Century Fox Inc., Class A	1,060,895
15,553	Twenty First Century Fox Inc., Class B	482,298
NUVEEN      11

Nuveen Equity Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Media (continued)
11,093	Viacom Inc., Class B	$467,459
46,752	Walt Disney Company	5,173,109
	Total Media	20,214,083
	Metals & Mining – 0.3%
40,002	Freeport-McMoRan, Inc., Class B	666,034
16,947	Newmont Mining Corporation	614,837
10,158	Nucor Corporation	590,078
	Total Metals & Mining	1,870,949
	Multiline Retail – 0.5%
8,116	Dollar General Corporation	599,123
7,537	Dollar Tree Stores Inc, (3)	581,781
5,634	Kohl's Corporation	224,402
9,760	Macy's, Inc.	288,311
4,530	Nordstrom, Inc., (2)	200,317
17,896	Target Corporation	1,153,934
	Total Multiline Retail	3,047,868
	Multi-Utilities – 1.0%
7,747	Ameren Corporation	407,879
15,500	CenterPoint Energy, Inc	406,255
6,601	CMS Energy Corporation	281,203
9,731	Consolidated Edison, Inc	723,500
20,013	Dominion Resources, Inc.	1,526,592
5,730	DTE Energy Company	565,207
9,786	NiSource Inc	218,913
16,153	Public Service Enterprise Group Incorporated	714,770
4,876	Scana Corporation	334,981
7,984	Sempra Energy	817,482
10,077	WEC Energy Group, Inc.	595,047
	Total Multi-Utilities	6,591,829
	Oil, Gas & Consumable Fuels – 5.6%
17,847	Anadarko Petroleum Corporation	1,240,902
12,116	Apache Corporation	724,779
14,853	Cabot Oil & Gas Corporation	319,043
22,842	Chesapeake Energy Corporation	147,331
60,278	Chevron Corporation	6,711,954
3,033	Cimarex Energy Company, (2)	410,092
4,664	Concho Resources Inc, (3)	650,348
39,562	ConocoPhillips	1,929,043
16,719	Devon Energy Corporation	761,383
18,407	EOG Resources, Inc.	1,869,783
5,517	EQT Corporation	334,496
12      NUVEEN

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
132,407	Exxon Mobil Corporation	$11,107,622
8,515	Hess Corporation	461,343
61,302	Kinder Morgan, Inc	1,369,487
27,051	Marathon Oil Corporation	453,104
16,853	Marathon Petroleum Corporation	809,787
5,168	Murphy Oil Corporation	149,407
6,298	Newfield Exploration Company, (3)	252,424
13,688	Noble Energy, Inc.	544,235
24,401	Occidental Petroleum Corporation	1,653,656
6,722	ONEOK, Inc	370,449
14,136	Phillips 66	1,153,780
5,419	Pioneer Natural Resources Company	976,666
5,997	Range Resources Corporation	193,943
15,670	Southwestern Energy Company, (3)	141,187
23,277	Spectra Energy Corporation	969,487
4,053	Tesoro Corporation	327,685
14,453	Valero Energy Corporation	950,429
23,304	Williams Companies Inc	672,087
	Total Oil, Gas & Consumable Fuels	37,655,932
	Personal Products – 0.1%
9,683	Coty Inc., Class A	185,914
8,249	Estee Lauder Companies Inc., Class A	669,901
	Total Personal Products	855,815
	Pharmaceuticals – 4.6%
11,976	Allergan PLC	2,621,427
53,364	Bristol-Myers Squibb Company	2,623,374
31,019	Eli Lilly and Company	2,389,393
6,765	Endo International PLC, (3)	82,804
86,868	Johnson & Johnson	9,837,800
3,380	Mallinckrodt PLC, (3)	164,707
88,037	Merck & Company Inc	5,457,414
14,694	Mylan NV, (3)	559,107
4,648	Perrigo Company	353,945
193,766	Pfizer Inc.	6,148,195
15,768	Zoetis Incorporated, Class A	866,294
	Total Pharmaceuticals	31,104,460
	Professional Services – 0.2%
1,028	Dun and Bradstreet Inc	126,053
3,825	Equifax Inc.	448,596
10,728	Nielsen Holdings PLC	438,883
4,924	Robert Half International Inc.	231,723
NUVEEN      13

Nuveen Equity Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Professional Services (continued)
4,973	Verisk Analytics Inc., (3)	$ 410,969
	Total Professional Services	1,656,224
	Real Estate Management & Development – 0.0%
10,192	CBRE Group Inc., Class A, (3)	309,429
	Road & Rail – 0.9%
29,909	CSX Corporation	1,387,478
2,999	J.B. Hunt Transports Services Inc.	297,141
3,435	Kansas City Southern Industries	295,101
9,321	Norfolk Southern Corporation	1,094,845
1,707	Ryder System, Inc	132,463
26,314	Union Pacific Corporation	2,804,546
	Total Road & Rail	6,011,574
	Semiconductors & Semiconductor Equipment – 3.1%
9,841	Analog Devices, Inc.	737,485
34,514	Applied Materials, Inc.	1,182,104
12,687	Broadcom Limited	2,531,056
2,861	First Solar Inc., (2), (3)	89,235
151,319	Intel Corporation	5,571,566
4,991	KLA-Tencor Corporation	424,784
5,232	Lam Research Corporation	600,948
7,674	Linear Technology Corporation	484,460
6,901	Microchip Technology Incorporated	464,782
32,958	Micron Technology, Inc., (3)	794,617
17,223	NVIDIA Corporation	1,880,407
4,078	Qorvo Inc, (3)	261,848
47,157	QUALCOMM, Inc.	2,519,599
5,934	Skyworks Solutions Inc	544,385
31,914	Texas Instruments Incorporated	2,410,784
8,062	Xilinx, Inc.	469,208
	Total Semiconductors & Semiconductor Equipment	20,967,268
	Software – 4.2%
21,832	Activision Blizzard Inc.	877,865
15,877	Adobe Systems Incorporated, (3)	1,800,134
6,254	Autodesk, Inc., (2), (3)	508,701
10,007	CA Technologies	312,919
4,980	Citrix Systems, (3)	454,126
9,636	Electronic Arts Inc, (3)	803,932
7,785	Intuit, Inc.	923,145
248,271	Microsoft Corporation	16,050,720
95,698	Oracle Corporation	3,838,447
5,735	Red Hat, Inc., (3)	435,172
14      NUVEEN

Shares	Description (1)	Value
	Software (continued)
20,383	Salesforce.com, Inc., (3)	$1,612,295
19,906	Symantec Corporation	548,410
	Total Software	28,165,866
	Specialty Retail – 2.2%
2,352	Advance Auto Parts, Inc.	386,292
1,921	AutoNation Inc, (2), (3)	102,044
922	AutoZone, Inc, (3)	668,432
4,856	Bed Bath and Beyond Inc	195,940
8,718	Best Buy Co., Inc., (2)	388,125
6,534	CarMax, Inc., (2), (3)	435,883
2,521	Foot Locker, Inc.	172,789
7,006	Gap, Inc.	161,348
38,756	Home Depot, Inc.	5,332,051
7,669	L Brands Inc	461,751
27,774	Lowe's Companies, Inc.	2,029,724
3,016	O'Reilly Automotive Inc, (2), (3)	791,006
13,657	Ross Stores, Inc.	902,864
2,221	Signet Jewelers Limited	172,505
20,772	Staples, Inc.	191,102
3,433	Tiffany & Co.	270,246
20,815	TJX Companies, Inc.	1,559,460
4,190	Tractor Supply Company	308,677
1,818	Ulta Beauty, Inc, (3)	495,005
3,805	Urban Outfitters, Inc., (3)	100,985
	Total Specialty Retail	15,126,229
	Technology Hardware, Storage & Peripherals – 3.6%
170,265	Apple, Inc.	20,661,658
53,196	Hewlett Packard Enterprise Co	1,206,485
54,629	HP Inc.	822,166
8,792	NetApp, Inc	336,909
9,405	Seagate Technology	424,636
9,115	Western Digital Corporation	726,739
27,191	Xerox Corporation	188,434
	Total Technology Hardware, Storage & Peripherals	24,367,027
	Textiles, Apparel & Luxury Goods – 0.6%
8,953	Coach, Inc.	334,395
12,069	Hanesbrands Inc.	286,156
5,244	Michael Kors Holdings Limited, (3)	224,496
42,665	Nike, Inc., Class B	2,256,978
2,532	PVH Corporation	237,527
1,798	Ralph Lauren Corporation, Class A	158,997
NUVEEN      15

Nuveen Equity Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods (continued)
6,290	Under Armour Inc., Class C, (3)	$120,894
6,360	Under Armour, Inc., Class A, (2), (3)	136,676
10,568	VF Corporation	544,041
	Total Textiles, Apparel & Luxury Goods	4,300,160
	Tobacco – 1.6%
62,273	Altria Group, Inc.	4,432,592
49,536	Philip Morris International	4,761,896
26,406	Reynolds American Inc.	1,587,793
	Total Tobacco	10,782,281
	Trading Companies & Distributors – 0.2%
9,276	Fastenal Company	460,832
2,700	United Rentals Inc., (2), (3)	341,577
1,749	W.W. Grainger, Inc.	441,745
	Total Trading Companies & Distributors	1,244,154
	Water Utilities – 0.1%
6,082	American Water Works Company	446,662
	Total Common Stocks (cost $214,804,411)	626,191,481

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
10,067	Safeway Incorporated, (4)	$1,711
10,067	Safeway Incorporated, (4)	101
	Total Common Stock Rights (cost $2,775)	1,812
	Total Long-Term Investments (cost $214,807,186)	626,193,293

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.7%
	Money Market Funds – 1.7%
11,626,711	First American Government Obligations Fund, Class X, 0.492%, (5), (6)	$ 11,626,711
	Total Investments Purchased with Collateral from Securities Lending (cost $11,626,711)	11,626,711

16      NUVEEN

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value
	SHORT-TERM INVESTMENTS – 1.8%
	Money Market Funds – 1.4%
9,225,624	First American Treasury Obligations Fund, Class Z	0.411% (5)	N/A	N/A	$ 9,225,624
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.4%
$ 3,000	U.S. Treasury Bills, (8)	0.000%	2/02/17	AAA	2,999,964
	Total Short-Term Investments (cost $12,225,590)				12,225,588
	Total Investments (cost $238,659,487) – 95.9%				650,045,592
	Other Assets Less Liabilities – 4.1% (9)				28,022,531
	Net Assets – 100%				$ 678,068,123
Investments in Derivatives
as of January 31, 2017
Futures Contracts
Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
S&P 500® Index	Long	93	03/17	$52,882,125	$(37,875)	$(273,302)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$626,191,481	$ —	$ —	$626,191,481
Common Stock Rights	—	—	1,812	1,812
Investments Purchased with Collateral from Securities Lending	11,626,711	—	—	11,626,711
Short-Term Investments:
Money Market Funds	9,225,624	—	—	9,225,624
U.S. Government and Agency Obligations	—	2,999,964	—	2,999,964
Investments in Derivatives:
Futures Contracts*	(273,302)	—	—	(273,302)
Total	$646,770,514	$2,999,964	$1,812	$649,772,290

*	Represents net unrealized appreciation (depreciation).
NUVEEN      17

Nuveen Equity Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments (excluding investments in derivatives) was $245,023,608.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2017, were as follows:
Gross unrealized:
Appreciation	$418,908,040
Depreciation	(13,886,056)
Net unrealized appreciation (depreciation) of investments	$405,021,984
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $11,289,874.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(8)	Investment, or portion of investment, segregated as collateral for investments in derivatives.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable.
N/A	Not Applicable
REIT	Real Estate Investment Trust
18      NUVEEN

Nuveen Mid Cap Index Fund
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.6%
	COMMON STOCKS – 96.6%
	Aerospace & Defense – 2.0%
39,964	BE Aerospace Inc	$2,456,587
14,163	Curtiss Wright Corporation	1,388,824
10,940	Esterline Technologies Corporation, (2)	937,011
17,411	Huntington Ingalls Industries Inc	3,377,037
19,982	KLX Inc, (2)	978,918
21,792	Orbital ATK, Inc	1,894,814
11,974	Teledyne Technologies Inc, (2)	1,471,245
	Total Aerospace & Defense	12,504,436
	Airlines – 0.4%
120,636	JetBlue Airways Corporation, (2)	2,365,672
	Auto Components – 0.5%
52,874	Dana Holding Corporation	1,064,883
106,725	Gentex Corporation	2,229,485
	Total Auto Components	3,294,368
	Automobiles – 0.3%
18,086	Thor Industries, Inc	1,871,901
	Banks – 6.8%
57,689	Associated Banc-Corp	1,459,532
32,025	BancorpSouth Inc.	951,143
15,953	Bank of Hawaii Corporation	1,370,522
32,968	Bank of the Ozarks, Inc	1,808,954
27,587	Cathay General Bancorp	1,005,270
26,037	Chemical Financial Corporation	1,287,009
32,450	Commerce Bancshares Inc.	1,834,399
20,570	Cullen/Frost Bankers, Inc, (3)	1,838,958
53,626	East West Bancorp Inc	2,758,521
48,665	F.N.B. Corporation PA	727,055
86,343	First Horizon National Corporation	1,726,860
67,192	Fulton Financial Corporation	1,222,894
30,106	Hancock Holding Company	1,380,360
22,992	International Bancshares Corporation	853,003
26,901	MB Financial, Inc	1,197,902
46,277	Pacwest Bancorp	2,563,746
29,584	Privatebancorp, Inc	1,617,061
25,856	Prosperity Bancshares, Inc.	1,877,921
NUVEEN      19

Nuveen Mid Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Banks (continued)
19,978	Signature Bank, (2)	$3,146,934
19,365	SVB Financial Group, (2), (3)	3,335,233
47,729	Synovus Financial Corp	1,989,345
67,305	TCF Financial Corporation	1,167,742
27,240	Trustmark Corporation	915,809
9,080	UMB Financial Corporation	700,431
82,960	Umpqua Holdings Corporation	1,518,998
80,975	Valley National Bancorp	980,607
34,183	Webster Financial Corporation	1,795,291
	Total Banks	43,031,500
	Beverages – 0.1%
3,370	Boston Beer Company, Class A, (2), (3)	517,969
	Biotechnology – 0.4%
16,176	United Therapeutics Corporation, (2)	2,646,879
	Building Products – 0.8%
14,561	Lennox International Inc, (3)	2,283,311
55,175	Smith AO Corporation	2,689,781
	Total Building Products	4,973,092
	Capital Markets – 3.7%
30,249	CBOE Holdings Inc	2,408,425
44,038	Eaton Vance Corporation	1,846,513
15,128	FactSet Research Systems Inc., (3)	2,617,900
36,431	Federated Investors Inc	947,570
55,585	Janus Capital Group Inc	694,813
29,036	Legg Mason, Inc.	920,151
14,003	Marketaxess	2,622,062
35,214	MSCI Inc.	2,913,959
46,925	Raymond James Financial Inc	3,516,089
50,429	SEI Investments Company	2,446,311
24,641	Stifel Financial Corporation, (2)	1,240,182
32,163	Waddell & Reed Financial, Inc., Class A, (3)	580,542
42,694	WisdomTree Investments Inc, (3)	439,748
	Total Capital Markets	23,194,265
	Chemicals – 3.1%
23,110	Ashland Global Holdings Incorporated	2,750,783
23,214	Cabot Corporation	1,285,359
67,865	Chemours Company	1,792,993
12,964	Minerals Technologies Inc	1,039,065
3,440	NewMarket Corporation	1,483,225
61,463	Olin Corporation	1,610,945
20      NUVEEN

Shares	Description (1)	Value
	Chemicals (continued)
32,641	PolyOne Corporation	$1,113,385
49,543	RPM International, Inc.	2,589,117
16,860	Scotts Miracle Gro Company, Class A	1,550,614
16,664	Sensient Technologies Corporation	1,278,962
27,139	Valspar Corporation	3,003,473
	Total Chemicals	19,497,921
	Commercial Services & Supplies – 1.3%
19,471	Clean Harbors, Inc, (2)	1,080,641
36,227	Copart Inc, (2)	2,055,520
18,148	Deluxe Corporation	1,322,082
16,544	HNI Corporation	833,983
22,272	Miller (Herman) Inc	694,886
11,590	MSA Safety Inc	826,947
35,744	Rollins Inc	1,260,333
	Total Commercial Services & Supplies	8,074,392
	Communications Equipment – 1.5%
71,947	Arris International PLC, (2)	2,056,245
149,178	Brocade Communications Systems Inc	1,860,250
51,397	Ciena Corporation, (2)	1,251,003
12,796	Interdigital Inc	1,195,146
34,234	NetScout Systems, Inc, (2)	1,139,992
12,884	Plantronics Inc.	728,977
17,889	ViaSat, Inc, (2)	1,161,175
	Total Communications Equipment	9,392,788
	Construction & Engineering – 1.2%
57,195	AECOM, (2)	2,112,211
11,695	Dycom Industries Inc, (2)	943,319
22,625	Emcor Group Inc	1,576,736
14,689	Granite Construction Inc	824,494
53,020	KBR Inc	901,870
8,424	Valmont Industries, Inc	1,213,056
	Total Construction & Engineering	7,571,686
	Construction Materials – 0.3%
18,044	Eagle Materials Inc	1,887,041
	Consumer Finance – 0.3%
159,247	SLM Corporation	1,891,854
	Containers & Packaging – 1.8%
24,434	AptarGroup Inc.	1,782,949
31,959	Bemis Company, Inc.	1,557,042
10,011	Greif Inc., Class A	576,433
NUVEEN      21

Nuveen Mid Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Containers & Packaging (continued)
59,066	Owens-Illinois, Inc, (2)	$1,116,347
36,153	Packaging Corp. of America	3,332,583
13,960	Silgan Holdings, Inc	816,800
37,301	Sonoco Products Company, (3)	2,049,690
	Total Containers & Packaging	11,231,844
	Distributors – 0.3%
15,647	Pool Corporation, (3)	1,651,697
	Diversified Consumer Services – 0.7%
21,116	Devry Education Group Inc	707,386
1,732	Graham Holdings Company	899,861
72,056	Service Corporation International	2,098,991
17,850	Sothebys Holdings Inc	708,823
	Total Diversified Consumer Services	4,415,061
	Electric Utilities – 1.8%
74,433	Great Plains Energy Incorporated	2,050,629
40,264	Hawaiian Electric Industries	1,348,039
18,757	IDACORP, INC	1,500,935
74,316	OGE Energy Corp.	2,492,559
32,174	PNM Resources Inc	1,106,785
52,745	Westar Energy Inc	2,884,624
	Total Electric Utilities	11,383,571
	Electrical Equipment – 0.8%
16,161	EnerSys	1,259,750
19,130	Hubbell Inc	2,335,391
16,654	Regal-Beloit Corporation	1,209,080
	Total Electrical Equipment	4,804,221
	Electronic Equipment, Instruments & Components – 3.9%
33,964	Arrow Electronics, Inc., (2)	2,497,033
47,398	Avnet Inc.	2,201,163
16,353	Belden Inc	1,250,514
31,769	Cognex Corporation	2,146,314
14,324	IPG Photonics Corporation, (2)	1,647,117
64,892	Jabil Circuit Inc	1,556,110
59,687	Keysight Technologies, Inc, (2)	2,212,597
34,346	Knowles Corporation, (2)	618,915
6,883	Littelfuse Inc	1,085,518
39,739	National Instruments Corporation	1,248,599
10,803	SYNNEX Corporation	1,298,305
13,672	Tech Data Corporation, (2)	1,169,776
92,726	Trimble Navigation Limited, (2)	2,746,544
22      NUVEEN

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
41,297	VeriFone Holdings Inc, (2)	$750,367
54,793	Vishay Intertechnology Inc, (3)	909,564
20,393	Zebra Technologies Corporation, Class A, (2)	1,706,282
	Total Electronic Equipment, Instruments & Components	25,044,718
	Energy Equipment & Services – 1.6%
22,599	Diamond Offshore Drilling, Inc., (3)	370,172
13,778	Dril Quip Inc, (2)	856,992
112,961	Ensco PLC	1,233,534
105,455	Nabors Industries Inc.	1,713,644
90,509	Noble Corporation PLC, (3)	610,936
36,491	Oceaneering International Inc	1,016,274
19,107	Oil States International Inc., (2)	754,726
59,463	Patterson-UTI Energy, Inc	1,667,342
46,673	Rowan Companies Inc., Class A	836,380
56,452	Superior Energy Services, Inc, (3)	997,507
	Total Energy Equipment & Services	10,057,507
	Equity Real Estate Investment Trust – 9.5%
29,016	Alexandria Real Estate Equities Inc.	3,215,552
48,552	American Campus Communities Inc.	2,360,598
32,529	Camden Property Trust	2,718,449
31,238	Care Capital Properties, Inc	771,891
50,587	Communications Sales & Leasing, Inc	1,329,426
43,734	CoreCivic, Inc	1,270,035
35,386	Corporate Office Properties	1,125,982
104,378	Cousins Properties, Inc	887,213
35,608	DCT Industrial Trust Inc	1,591,321
53,396	Douglas Emmett Inc	2,020,505
130,530	Duke Realty Corporation	3,175,794
27,185	Education Realty Trust Inc	1,093,109
23,677	Entertainment Properties Trust	1,751,388
34,241	Equity One Inc	1,067,977
43,488	First Industrial Realty Trust, Inc.	1,124,165
44,984	Healthcare Realty Trust, Inc	1,358,967
36,696	Highwoods Properties, Inc.	1,886,541
61,108	Hospitality Properties Trust	1,902,292
34,303	Kilroy Realty Corporation	2,567,580
30,830	Lamar Advertising Company, Class A	2,328,282
42,075	LaSalle Hotel Properties	1,269,403
54,606	Liberty Property Trust	2,096,324
17,265	Life Storage, Inc	1,406,234
33,362	Mack-Cali Realty Corporation	934,803
NUVEEN      23

Nuveen Mid Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
113,534	Medical Properties Trust Inc	$1,447,558
54,705	National Retail Properties, Inc	2,385,138
71,986	Omega Healthcare Investors Inc	2,308,591
15,078	Potlatch Corporation	621,214
34,800	Quality Care Properties, Inc, (2)	642,408
45,723	Rayonier Inc	1,275,214
38,884	Regency Centers Corporation	2,711,381
88,377	Senior Housing Properties Trust	1,683,582
35,745	Tanger Factory Outlet Centers	1,222,122
22,474	Taubman Centers Inc	1,592,058
35,514	Urban Edge Properties	993,327
71,962	Washington Prime Group, Inc.	694,433
43,765	Weingarten Realty Trust	1,559,347
	Total Equity Real Estate Investment Trust	60,390,204
	Food & Staples Retailing – 0.5%
14,581	Casey's General Stores, Inc.	1,675,357
51,920	Sprouts Farmers Market Inc, (2)	969,346
18,958	United Natural Foods Inc, (2)	866,381
	Total Food & Staples Retailing	3,511,084
	Food Products – 2.9%
35,107	Dean Foods Company	697,225
70,681	Flowers Foods Inc	1,421,395
38,496	Hain Celestial Group Inc, (2)	1,522,902
26,862	Ingredion Inc	3,443,439
46,756	Lamb Weston Holding, Inc	1,746,804
7,246	Lancaster Colony Corporation	949,588
24,059	Post Holdings Inc, (2)	2,013,257
31,973	Snyders Lance Inc	1,227,124
6,827	Tootsie Roll Industries Inc, (3)	255,671
22,147	Treehouse Foods Inc, (2)	1,680,514
65,940	WhiteWave Foods Company, (2)	3,630,657
	Total Food Products	18,588,576
	Gas Utilities – 2.1%
38,574	Atmos Energy Corporation	2,938,567
31,627	National Fuel Gas Company	1,775,856
32,059	New Jersey Resources Corporation	1,208,624
19,440	One Gas Inc	1,256,213
17,669	Southwest Gas Holdings, Inc	1,423,592
64,470	UGI Corporation	2,989,474
19,001	WGL Holdings Inc	1,556,942
	Total Gas Utilities	13,149,268
24      NUVEEN

Shares	Description (1)	Value
	Health Care Equipment & Supplies – 3.1%
14,894	Abiomed, Inc, (2)	$1,584,275
28,001	Align Technology, Inc., (2)	2,567,412
16,282	Globus Medical Inc, Class A, (2)	429,194
17,367	Halyard Health Inc, (2)	668,108
22,170	Hill Rom Holdings Inc	1,305,148
16,435	Livanova PLC, (2)	790,606
18,687	NuVasive, Inc, (2)	1,322,479
52,360	ResMed Inc	3,536,393
32,060	Steris PLC	2,270,810
16,387	Teleflex Inc, (3)	2,748,591
27,246	West Pharmaceutical Services Inc	2,305,829
	Total Health Care Equipment & Supplies	19,528,845
	Health Care Providers & Services – 1.9%
29,962	HealthSouth Corporation	1,163,125
15,591	Lifepoint Health Inc, (2)	925,326
34,242	Medax Inc, (2)	2,340,441
16,026	Molina Healthcare Inc, (2)	908,995
23,223	Owens and Minor Inc	833,241
32,083	Tenet Healthcare Corporation, (2)	564,340
30,094	VCA Antech, Inc, (2), (3)	2,726,516
16,474	Wellcare Health Plans Inc, (2), (3)	2,397,626
	Total Health Care Providers & Services	11,859,610
	Health Care Technology – 0.1%
69,426	Allscripts Healthcare Solutions Inc., (2)	812,978
	Hotels, Restaurants & Leisure – 2.6%
18,479	Brinker International Inc, (3)	822,315
6,810	Buffalo Wild Wings, Inc, (2), (3)	1,028,310
8,910	CBRL Group Inc, (3)	1,408,315
17,061	Cheesecake Factory Inc, (3)	1,028,096
4,631	Churchill Downs Inc	663,854
17,959	Dominos Pizza Inc, (3)	3,134,563
34,141	Dunkin Brands Group Inc	1,770,894
10,108	Intl Speedway Corporation, Class A	370,458
12,162	Jack in the Box Inc., Term Loan	1,312,523
8,286	Panera Bread Company, Class A, (2)	1,732,271
8,441	Papa John's International, Inc	719,342
24,572	Texas Roadhouse, Inc	1,146,038
79,119	The Wendy's Company	1,070,480
	Total Hotels, Restaurants & Leisure	16,207,459
	Household Durables – 1.5%
27,933	CalAtlantic Group Inc	974,024
NUVEEN      25

Nuveen Mid Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Household Durables (continued)
10,053	Helen of Troy Limited, (2), (3)	$937,945
32,119	KB Home, (3)	526,109
1,348	NVR Inc, (2), (3)	2,504,584
19,731	Tempur Sealy International, Inc, (2), (3)	848,433
56,161	Toll Brothers Inc	1,761,209
54,400	Tri Pointe Group, Incorporated, (2)	667,488
19,142	Tupperware Corporation	1,155,411
	Total Household Durables	9,375,203
	Household Products – 0.2%
23,036	Energizer Holdings, Inc	1,162,627
	Industrial Conglomerates – 0.4%
23,999	Carlisle Companies Inc	2,618,531
	Insurance – 5.0%
5,797	Alleghany Corporation, (2)	3,545,270
27,162	American Financial Group Inc.	2,340,550
22,405	Aspen Insurance Holdings Limited	1,263,642
42,663	Brown & Brown Inc	1,797,392
65,176	CNO Financial Group Inc	1,232,478
17,367	Endurance Specialty Holdings Limited	1,609,747
15,587	Everest Reinsurance Group Ltd	3,428,049
40,830	First American Corporation	1,534,391
185,449	Genworth Financial Inc., Class A, (2)	623,109
15,906	Hanover Insurance Group Inc	1,335,150
18,860	Kemper Corporation	814,752
13,571	Mercury General Corporation	858,366
90,828	Old Republic International Corporation	1,889,222
17,294	Primerica Inc	1,304,832
24,874	Reinsurance Group of America Inc	3,120,940
16,378	RenaisasnceRE Holdings, Limited	2,232,649
38,129	WR Berkley Corporation	2,562,650
	Total Insurance	31,493,189
	Internet & Catalog Retail – 0.1%
12,509	Hosting Site Network, Inc	440,942
	Internet Software & Services – 0.7%
17,382	ComScore Inc, (2)	583,166
17,867	J2 Global Inc, (3)	1,497,433
17,613	LogMeIn Inc, (2)	1,903,966
15,125	WebMD Health Corporation, (2)	754,586
	Total Internet Software & Services	4,739,151
26      NUVEEN

Shares	Description (1)	Value
	IT Services – 3.7%
28,807	Acxiom Corporation, (2)	$751,863
44,015	Broadridge Financial Solutions, Inc	2,928,318
52,258	Computer Sciences Corporation	3,250,446
35,691	Convergys Corporation	885,851
32,859	CoreLogic Inc	1,158,937
11,596	DST Systems Inc	1,335,279
30,746	Gartner Inc, (2)	3,054,921
29,226	Henry Jack and Associates Inc	2,623,910
52,899	Leidos Holdings Inc	2,556,080
24,148	Maximus Inc	1,331,521
20,286	NeuStar, Inc., Class A, (2)	673,495
16,476	Science Applications International Corporation	1,341,476
14,308	WEX, Inc, (2)	1,635,834
	Total IT Services	23,527,931
	Leisure Equipment & Products – 0.7%
33,575	Brunswick Corporation, (3)	2,009,799
22,180	Polaris Industries Inc., (3)	1,864,673
23,425	Vista Outdoor Inc, (2)	674,874
	Total Leisure Equipment & Products	4,549,346
	Life Sciences Tools & Services – 0.9%
7,687	Bio-Rad Laboratories Inc., Class A, (2)	1,461,145
13,879	Bio-Techne Corporation	1,412,188
17,600	Charles River Laboratories International, Inc., (2)	1,422,080
19,682	Parexel International Corporation, (2)	1,395,257
	Total Life Sciences Tools & Services	5,690,670
	Machinery – 4.9%
26,535	AGCO Corporation, (3)	1,666,398
18,146	CLARCOR, Inc	1,502,670
18,473	Crane Company	1,330,795
49,542	Donaldson Company, Inc	2,093,150
20,721	Graco Inc., (3)	1,856,394
27,649	IDEX Corporation	2,492,834
33,343	ITT, Inc	1,362,729
36,530	Joy Global Inc	1,027,224
29,660	Kennametal Inc.	1,060,048
23,530	Lincoln Electric Holdings Inc.	1,961,696
20,651	Nordson Corporation	2,344,508
27,346	Oshkosh Truck Corporation	1,904,102
42,164	Terex Corporation	1,340,815
26,218	Timken Company	1,164,079
35,822	Toro Company	2,110,991
NUVEEN      27

Nuveen Mid Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
56,710	Trinity Industries Inc.	$1,561,793
33,537	Wabtec Corporation	2,905,646
21,505	Woodward Governor Company	1,497,608
	Total Machinery	31,183,480
	Marine – 0.2%
20,042	Kirby Corporation, (2)	1,291,707
	Media – 1.3%
22,296	AMC Networks Inc., Class A, (2)	1,278,676
1,745	Cable One, Inc	1,103,503
39,358	Cinemark Holdings Inc	1,672,715
16,649	John Wiley and Sons Inc., Class A	917,360
49,124	Live Nation Inc, (2)	1,405,929
13,597	Meredith Corporation	833,496
43,230	New York Times, Class A	583,605
37,250	Time Inc	717,062
	Total Media	8,512,346
	Metals & Mining – 2.1%
40,561	Allegheny Technologies, Inc., (3)	881,391
17,347	Carpenter Technology Inc	694,227
42,820	Commercial Metals Company	874,813
12,575	Compass Minerals International, Inc, (3)	1,051,270
26,990	Reliance Steel & Aluminum Company	2,149,753
24,391	Royal Gold, Inc	1,760,298
90,712	Steel Dynamics Inc	3,066,972
62,692	United States Steel Corporation	2,050,655
16,402	Worthington Industries, Inc.	783,852
	Total Metals & Mining	13,313,231
	Multiline Retail – 0.2%
16,514	Big Lots, Inc, (3)	825,700
114,517	J.C. Penney Company, Inc., (3)	761,538
	Total Multiline Retail	1,587,238
	Multi-Utilities – 1.0%
19,472	Black Hills Corporation	1,217,974
72,680	MDU Resources Group Inc	2,133,158
17,978	Northwestern Corporation	1,026,723
30,827	Vectren Corporation	1,692,094
	Total Multi-Utilities	6,069,949
	Oil, Gas & Consumable Fuels – 2.1%
65,744	CONSOL Energy Inc	1,113,703
148,231	Denbury Resources Inc.	496,574
28      NUVEEN

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
36,124	Energen Corporation	$1,946,722
50,532	Gulfport Energy Corporation, (2)	1,056,119
65,690	HollyFrontier Company	1,903,039
89,168	QEP Resources Inc	1,555,090
35,861	SM Energy Company	1,094,119
29,455	Western Refining Inc	1,031,220
26,216	World Fuel Services Corporation	1,166,088
144,716	WPX Energy Inc, (2)	2,015,894
	Total Oil, Gas & Consumable Fuels	13,378,568
	Paper & Forest Products – 0.3%
24,299	Domtar Corporation	1,061,623
52,901	Louisiana-Pacific Corporation, (2)	1,011,996
	Total Paper & Forest Products	2,073,619
	Personal Products – 0.4%
162,631	Avon Products, Inc.	954,644
22,147	Edgewell Personal Care Co	1,746,069
	Total Personal Products	2,700,713
	Pharmaceuticals – 0.5%
32,831	Akorn, Inc., (2)	627,072
46,421	Catalent, Inc, (2)	1,242,226
19,692	Prestige Brands Holdings Inc, (2)	1,038,950
	Total Pharmaceuticals	2,908,248
	Professional Services – 0.6%
11,985	CEB Inc	916,253
15,697	FTI Consulting Inc, (2)	661,472
25,504	Manpower Inc.	2,434,612
	Total Professional Services	4,012,337
	Real Estate Management & Development – 0.4%
17,883	Alexander & Baldwin Inc.	796,151
16,812	Jones Lang LaSalle Inc	1,732,140
	Total Real Estate Management & Development	2,528,291
	Road & Rail – 1.1%
32,707	Avis Budget Group Inc., (2), (3)	1,217,355
21,303	Genesee & Wyoming Inc., Class A, (2)	1,605,394
15,669	Landstar System	1,325,597
25,898	Old Dominion Freight Line	2,286,276
17,344	Werner Enterprises, Inc	487,366
	Total Road & Rail	6,921,988
	Semiconductors & Semiconductor Equipment – 2.8%
273,281	Advanced Micro Devices, Inc., (2)	2,833,924
NUVEEN      29

Nuveen Mid Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
23,252	Cirrus Logic Inc, (2)	$1,402,561
37,529	Cree, Inc., (2)	1,035,050
119,523	Cypress Semiconductor Corporation	1,410,372
49,988	Integrated Device Technology, Inc., (2)	1,259,198
52,016	Intersil Holding Corporation, Class A	1,166,719
42,902	Microsemi Corporation, (2)	2,280,241
13,864	Monolithic Power Systems, Inc	1,209,495
15,480	Silicon Laboratories Inc., (2)	1,009,296
12,955	Synaptics, Inc, (2)	730,403
78,006	Teradyne Inc	2,213,810
33,573	Versum Materials, Inc, (2)	938,365
	Total Semiconductors & Semiconductor Equipment	17,489,434
	Software – 4.2%
46,389	ACI Worldwide, Inc., (2)	899,947
32,456	Ansys Inc., (2)	3,026,846
108,790	Cadence Design Systems, Inc., (2)	2,831,804
55,873	CDK Global Inc	3,494,855
16,041	CommVault Systems, Inc, (2)	787,613
11,483	Fair Isaac Corporation, (3)	1,415,854
55,330	Fortinet Inc, (2)	1,840,276
26,646	Manhattan Associates Inc, (2)	1,365,874
39,112	Mentor Graphics Corporation	1,443,624
42,779	Parametric Technology Corporation, (2), (3)	2,248,892
56,318	Synopsys Inc, (2)	3,541,838
12,306	Tyler Technologies Inc, (2)	1,796,922
10,768	Ultimate Software Group, Inc, (2), (3)	2,085,331
	Total Software	26,779,676
	Specialty Retail – 1.9%
25,147	Aaron Rents Inc	778,048
63,581	American Eagle Outfitters, Inc.	960,709
18,934	Cabela's Incorporated, (2)	1,058,221
49,134	Chico's FAS, Inc.	662,818
28,165	CST Brands Inc	1,356,990
32,753	Dick's Sporting Goods Inc	1,690,055
38,685	GameStop Corporation, Class A, (3)	947,396
13,699	Murphy USA Inc, (2)	872,626
196,559	Office Depot, Inc.	874,687
52,276	Sally Beauty Holdings Inc, (2)	1,244,169
70,000	TravelCenters of America Inc	—
30,523	Williams-Sonoma Inc	1,471,514
	Total Specialty Retail	11,917,233
30      NUVEEN

Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals – 0.5%
41,665	3D Systems Corporation, (2), (3)	$687,056
26,092	Diebold Inc	709,702
46,070	NCR Corporation, (2)	1,981,932
	Total Technology Hardware, Storage & Peripherals	3,378,690
	Textiles, Apparel & Luxury Goods – 0.7%
18,630	Carter's Inc	1,560,263
12,577	Deckers Outdoor Corporation, (2)	724,435
12,616	Fossil Group Inc, (2), (3)	322,591
47,644	Kate Spade & Company, (2)	881,890
49,614	Skechers USA Inc., Class A, (2)	1,246,304
	Total Textiles, Apparel & Luxury Goods	4,735,483
	Thrifts & Mortgage Finance – 0.6%
181,255	New York Community Bancorp Inc	2,753,264
35,132	Washington Federal Inc	1,154,086
	Total Thrifts & Mortgage Finance	3,907,350
	Trading Companies & Distributors – 0.8%
15,686	GATX Corporation, (3)	906,965
16,550	MSC Industrial Direct Inc., Class A	1,690,582
39,994	NOW Inc, (2)	850,272
9,597	Watsco Inc	1,465,846
	Total Trading Companies & Distributors	4,913,665
	Water Utilities – 0.3%
65,990	Aqua America Inc.	2,006,756
	Wireless Telecommunication Services – 0.2%
35,281	Telephone and Data Systems Inc	1,081,363
	Total Common Stocks (cost $415,481,625)	611,641,362

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
100,634	Community Health Systems Inc.,	$ 523
	Total Common Stock Rights (cost $0)	523
	Total Long-Term Investments (cost $415,481,625)	611,641,885

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 4.0%
	Money Market Funds – 4.0%
25,516,974	First American Government Obligations Fund, Class X, 0.492%, (4), (5)	$ 25,516,974
	Total Investments Purchased with Collateral from Securities Lending (cost $25,516,974)	25,516,974

NUVEEN      31

Nuveen Mid Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	SHORT-TERM INVESTMENTS – 3.9%
	Money Market Funds – 3.4%
21,531,240	First American Treasury Obligations Fund, Class Z	0.411% (4)	N/A	N/A	$ 21,531,240
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.5%
$ 3,000	U.S. Treasury Bills, (7)	0.000%	2/02/17	AAA	2,999,964
	Total Short-Term Investments (cost $24,531,205)				24,531,204
	Total Investments (cost $465,529,804) – 104.5%				661,690,063
	Other Assets Less Liabilities – (4.5)% (8)				(28,533,124)
	Net Assets – 100%				$ 633,156,939
Investments in Derivatives
as of January 31, 2017
Futures Contracts
Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
S&P MidCap 400® E-Mini Index	Long	139	03/17	$23,428,450	$73,010	$(64,102)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$611,641,362	$ —	$ —	$611,641,362
Common Stock Rights	523	—	—	523
Investments Purchased with Collateral from Securities Lending	25,516,974	—	—	25,516,974
Short-Term Investments:
Money Market Funds	21,531,240	—	—	21,531,240
U.S. Government and Agency Obligations	—	2,999,964	—	2,999,964
Investments in Derivatives:
Futures Contracts*	(64,102)	—	—	(64,102)
Total	$658,625,997	$2,999,964	$ —	$661,625,961

*	Represents net unrealized appreciation (depreciation).
32      NUVEEN

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments (excluding investments in derivatives) was $465,895,865.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2017, were as follows:
Gross unrealized:
Appreciation	$219,648,560
Depreciation	(23,854,362)
Net unrealized appreciation (depreciation) of investments	$195,794,198
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $24,586,146.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable.
N/A	Not Applicable
NUVEEN      33

Nuveen Small Cap Index Fund
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 92.4%
	COMMON STOCKS – 92.3%
	Aerospace & Defense – 1.4%
1,891	AAR Corporation	$60,493
3,408	Aerojet Rocketdyne Holdings Inc, (2)	61,719
1,171	Aerovironment, Inc, (2)	30,669
1,105	Astronics Corporation, (2)	36,255
1,442	Cubic Corporation	68,567
2,534	Curtiss Wright Corporation	248,485
3,612	DigitalGlobe Inc, (2)	101,317
652	Ducommon Inc	19,319
1,032	Engility Holdings Inc, (2)	30,269
1,692	Esterline Technologies Corporation, (2)	144,920
2,053	Keyw Holding Corporation, (2), (3)	20,551
3,021	KLX Inc, (2)	147,999
3,285	Kratos Defence & Security Solutions Inc, (2)	27,068
2,228	Mercury Computer Systems Inc., (2), (3)	75,128
1,829	Moog Inc., CLass A Shares, (2)	120,476
282	National Presto Industries Inc, (3)	30,005
536	Sparton Corporation, (2)	11,620
2,987	Taser International, Inc., (2)	74,615
1,958	Teledyne Technologies Inc, (2)	240,579
2,820	Triumph Group Inc	75,435
611	Vectrus, Inc, (2)	13,772
3,182	Wesco Aircraft Holdings Inc, (2)	48,207
	Total Aerospace & Defense	1,687,468
	Air Freight & Logistics – 0.5%
2,776	Air Transport Servcies Group Inc, (2)	44,777
1,402	Atlas Air Worldwide Holdings Inc, (2)	73,955
1,644	Echo Global Logistics, Inc, (2)	39,045
1,703	Forward Air Corporation	82,068
1,917	Hub Group, Inc, (2)	85,019
486	Park Ohio Holdings Corporation	21,797
2,001	Radiant Logistics, Inc, (2)	7,344
5,602	XPO Logistics, Incorporated, (2)	250,633
	Total Air Freight & Logistics	604,638
	Airlines – 0.3%
755	Allegiant Travel Company, (3)	129,861
3,016	Hawaian Holdings Inc, (2)	153,665
34      NUVEEN

Shares	Description (1)	Value
	Airlines (continued)
2,873	Skywest Inc	$ 101,704
	Total Airlines	385,230
	Auto Components – 1.1%
4,388	American Axle and Manufacturing Holdings Inc	89,515
3,168	Cooper Tire & Rubber	114,840
849	Cooper-Standard Holdings Inc, (2)	89,383
8,528	Dana Holding Corporation	171,755
1,516	Dorman Products, Inc, (2)	104,634
1,279	Fox Factory Holding Corporation, (2)	33,126
2,085	Gentherm Inc, (2)	73,809
1,043	Horizon Global Corporation, (2), (3)	20,412
1,361	LCI Industries	149,370
859	Metaldyne Performance Group Inc	20,272
2,694	Modine Manufacturing Company	36,638
1,046	Motorcar Parts of America, Inc, (2)	27,437
2,081	Spartan Motors, Inc	16,440
1,228	Standard Motor Products Inc	61,240
1,535	Stoneridge Inc, (2)	25,189
199	Strattec Security Corporation	6,129
1,436	Superior Industries International Inc	33,100
3,225	Tenneco Inc	217,526
1,173	Tower International Inc	30,733
436	Unique Fabricating, Inc	5,677
758	Workhorse Group, Inc, (2)	2,456
	Total Auto Components	1,329,681
	Automobiles – 0.0%
1,533	Winnebago Industries Inc	48,136
	Banks – 10.7%
895	1st Source Corporation	40,373
467	Access National Corporation, (3)	12,460
340	ACNB Corporation	10,200
628	Allegiance Bancshares, Inc, (2)	20,379
469	American National Bankshares, Inc	16,650
1,951	Ameris Bancorp	87,991
489	Ames National Corporation	15,795
749	Arrow Financial Corporation	26,440
990	Atlantic Capital Bancshares, Inc, (2)	18,909
2,792	Banc of California Inc, (3)	44,114
447	BancFirst Corporation	42,174
1,730	Banco Latinoamericano de Exportaciones S.A	47,056
3,144	Bancorp, Inc., (2)	18,833
NUVEEN      35

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Banks (continued)
4,954	BancorpSouth Inc.	$147,134
341	Bank of Marin Bancorp California	22,915
5,074	Bank of the Ozarks, Inc	278,411
328	Bankwell Financial Group, Inc	9,614
1,717	Banner Corporation	96,358
563	Bar Harbor Bankshares	24,401
1,910	Berkshire Hills Bancorp, Inc	67,614
1,409	Blue Hills Bancorp, Inc	26,771
2,321	BNC Bancorp	81,815
4,682	Boston Private Financial Holdings Inc	77,253
1,046	Bridge Bancorp Inc	37,813
3,959	Brookline Bancorp, Inc	62,354
953	Bryn Mawr Bank	38,168
184	C & F Financial, Inc	7,976
721	Camden National Corporation	29,907
1,396	Capital Bank Financial Corporation, Class A Shares	55,002
728	Capital City Bank	15,062
1,797	Cardinal Financial Corporation	56,354
585	Carolina Financial Corporation	17,521
1,795	Cascade Bancorp, (2)	14,306
4,248	Cathay General Bancorp	154,797
2,653	Centerstate Banks of Florida, Inc	64,707
1,731	Central Pacific Financial Corporation	54,232
500	Central Valley Community Bancorp	10,115
171	Century Bancorp, Inc	10,311
3,769	Chemical Financial Corporation	186,302
207	Chemung Financial Corporation	7,077
669	Citizens & Northern Corporation	15,895
834	City Holding Company	54,285
791	CNB Financial Corporation	18,557
2,347	Cobiz, Inc	41,119
463	Codorus Valley Bancorp, Inc	11,885
3,321	Columbia Banking Systems Inc	132,043
2,463	Community Bank System Inc	143,741
870	Community Trust Bancorp, Inc	40,238
1,624	ConnectOne Bancorp, Inc	40,113
318	County Bancorp, Inc	8,681
929	CU Bancorp, (2)	33,676
1,393	Customers Bancorp Inc, (2)	48,003
5,787	CVB Financial	130,440
1,748	Eagle Bancorp, Inc, (2)	107,065
524	Enterprise Bancorp, Inc	17,612
36      NUVEEN

Shares	Description (1)	Value
	Banks (continued)
1,098	Enterprise Financial Services Corporation	$45,732
288	Equity Bancshares Inc, Class A Shares, (2)	9,406
12,023	F.N.B. Corporation PA	179,625
421	Farmers Capital Bank Corporation	15,640
1,421	Farmers National Banc Corporation	17,905
1,713	FCB Financial Holdings, Inc., Class A Shares, (2)	80,425
1,186	Fidelity Southern Corporation	27,575
794	Financial Institutions, Inc	26,162
583	First Bancorp Maine	15,741
1,126	First Bancorp of North Carolina, Inc	32,958
6,803	First Bancorp of Puerto Rico, (2)	45,716
1,770	First Busey Corporation	51,773
462	First Business Financial Services, Inc	11,194
434	First Citizens Bancshs Inc	159,165
5,066	First Commonwealth Financial Corporation	71,532
1,021	First Community Bancshares, Inc	29,711
778	First Community Financial Partners, Inc, (2)	9,258
875	First Connecticut Bancorp	19,819
3,506	First Financial Bancorp	96,590
3,650	First Financial Bankshares, Inc, (3)	155,673
572	First Financial Corporation	27,656
1,508	First Foundation, Inc, (2)	21,866
297	First Internet Bancorp	9,252
1,128	First Interstate BancSystem Inc., Montana	46,417
2,330	First Merchants Corporation	89,309
379	First Mid-Illinois Bancshares, Inc	11,942
4,604	First Midwest Bancorp, Inc	111,785
986	First NBC Bank Holding Company, (2)	3,944
413	First Northwest Bancorp, (2)	6,117
1,222	First of Long Island Corporation	33,116
1,739	Flushing Financial Corporation	47,301
656	Franklin Financial Network, Inc, (2)	25,289
9,839	Fulton Financial Corporation	179,070
811	German American Bancorp, Inc	38,920
4,361	Glacier Bancorp, Inc	154,946
711	Great Southern Bancorp	35,586
3,378	Great Western Bancorp Inc	144,408
1,368	Green Bancorp, Inc, (2)	23,461
940	Guaranty Bancorp	22,748
4,428	Hancock Holding Company	203,024
1,794	Hanmi Financial Corporation	59,471
915	Harbone Bancorp, Inc, (2)	17,037
NUVEEN      37

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Banks (continued)
1,334	Heartland Financial USA, Inc	$62,431
1,491	Heritage Commerce Coporation	20,934
1,686	Heritage Financial Corporation	42,993
1,371	Heritage Oaks Bancorp	18,563
4,292	Hilltop Holdings Inc	117,515
6,923	Home Bancshares, Inc	186,506
947	HomeTrust Bancshares Inc, (2)	23,438
7,339	Hope Bancorp Inc	153,458
1,086	Horizon Bancorp	27,834
2,543	IberiaBank Corporation	208,907
1,481	Independent Bank Corporation	92,340
1,165	Independent Bank Corporation	24,465
635	Independent Bank Group Inc	39,465
3,623	International Bancshares Corporation	134,413
17,021	Investors Bancorp, Inc	244,251
2,221	Lakeland Bancorp, Inc	41,200
1,378	Lakeland Financial Corporation	61,211
503	LCNB Corporation	11,318
2,538	LegacyTexas Financial Group Inc	104,870
1,118	Live Oak Bancshares Inc	22,863
1,512	Macatawa Bank Corporation	15,453
1,319	Mainsource Financial Group	43,342
4,336	MB Financial, Inc	193,082
1,017	MBT Financial Corporation	10,984
909	Mercantile Bank Corporation	29,361
330	Merchants Bancshares, Inc	16,830
268	Middleburg Financial Corporation	9,203
243	Midland States Bancorp, Inc	8,228
473	MidWestOne Financial Group Inc	16,702
312	Mutualfirst Financial, Inc	9,750
1,372	National Bank Holdings Corporation	44,590
389	National Bankshares, Inc	16,941
483	National Commerce Corporation, (2)	18,113
2,425	NBT Bancorp, Inc	98,795
434	Nicolet Bankshares, Inc, (2)	21,036
385	Northrim Bancorp, Inc	10,876
2,475	OFG Bancorp	32,794
478	Old Line Bancshares, Inc	12,815
7,601	Old National Bancorp	134,918
1,643	Old Second Bancorp, Inc	17,744
981	Opus Bank	19,963
423	Orrstown Financial Services Inc	9,285
38      NUVEEN

Shares	Description (1)	Value
	Banks (continued)
1,189	Pacific Continental Corporation	$29,487
959	Pacific Mercantile Bancorp, (2)	6,857
1,555	Pacific Premier Bancorp, Inc, (2)	61,189
53	Paragon Commercial Corporation, (2)	2,426
760	Park National Corporation	84,200
2,949	Park Sterling Bank Inc	34,503
937	Peapack Gladstone Financial Corporation, (3)	28,302
264	Penns Woods Bancorp, Inc	12,197
900	Peoples Bancorp, Inc	27,945
394	Peoples Financial Services Corporation	16,942
742	Peoples Utah Bancorp	18,736
2,466	Pinnacle Financial Partners, Inc	164,852
695	Preferred Bank Los Angeles	38,510
618	Premier Financial Bancorp, Inc	11,322
4,493	Privatebancorp, Inc	245,587
3,830	Prosperity Bancshares, Inc.	278,173
680	QCR Holdings, Inc	28,526
2,336	Renasant Corporation	92,973
642	Republic Bancorp, Inc	22,245
2,874	Republic First Bancorp, Inc, (2)	21,699
1,953	S&T Bancorp, Inc	73,472
1,345	Sandy Spring Bancorp, Inc	55,105
1,693	Seacoast Banking Corporation of Florida, (2)	36,874
2,635	ServisFirst Bancshares Inc	105,505
784	Shore Bancshares, Inc	12,615
665	Sierra Bancorp	17,795
1,676	Simmons First National Corporation	100,811
1,352	South State Corporation	120,869
328	Southern First Bancshares, Inc, (2)	11,611
641	Southern National Bancorp of Virginia, Inc	10,275
1,534	Southside Bancshares, Inc	52,401
1,032	Southwest Bancorp, Inc	28,586
2,000	State Bank Financial Corporation	52,880
7,251	Sterling Bancorp	172,936
699	Stonegate Bank	31,811
654	Suffolk Bancorp	27,089
476	Summit Financial Group Inc	12,447
620	Sun Bancorp, Inc	15,500
1,215	SY Bancorp, Inc	54,432
2,847	Texas Capital BancShares, Inc, (2), (3)	234,877
704	The Bank of NT Butterfield and Son Limited	23,155
829	Tompkins Financial Corporation	75,066
NUVEEN      39

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Banks (continued)
3,197	Towne Bank	$102,943
1,156	Trico Bancshares	42,622
1,254	Tristate Capital Holdings Inc, (2)	27,839
884	Triumph Bancorp Inc, (2)	23,912
3,857	Trustmark Corporation	129,672
2,568	UMB Financial Corporation	198,096
12,642	Umpqua Holdings Corporation	231,475
2,481	Union Bankshares Corporation	91,202
258	Union Bankshares Inc, (3)	10,707
3,757	United Bankshares, Inc, (3)	168,314
4,014	United Community Banks, Inc	112,914
1,417	Univest Corporation of Pennsylvania	39,889
14,170	Valley National Bancorp	171,599
472	Veritex Holdings, Inc, (2)	12,820
851	Washington Trust Bancorp, Inc	46,380
486	WashingtonFirst Bankshares, Inc	13,535
5,250	Webster Financial Corporation	275,730
2,296	WesBanco, Inc	95,284
1,086	West Bancorp, Inc	24,761
1,411	Westamerica Bancorp, (3)	80,074
2,945	Wintrust Financial Corporation	210,862
494	Xenith Bankshares Inc, (2)	12,864
2,854	Yadkin Financial Inc	91,328
	Total Banks	12,510,667
	Beverages – 0.2%
504	Boston Beer Company, Class A, (2), (3)	77,465
270	Coca-Cola Bottling Company Consolidated	45,587
722	Craft Brewers Alliance Inc, (2)	10,975
718	MGI Ingredients, Inc, (3)	30,436
670	National Beverage Corporation, (2)	33,627
1,208	Primo Water Corporation, (2)	15,607
	Total Beverages	213,697
	Biotechnology – 4.3%
1,567	Acceleron Pharma Inc, (2)	38,047
6,701	Achillion Pharmaceuticals, Inc, (2)	27,943
2,460	Acorda Therapeutics, Inc, (2)	50,430
954	Adamas Pharmaceuticals Inc, (2)	15,140
2,028	Aduro Biotech, Inc, (2), (3)	24,032
2,050	Advaxis Inc, (2), (3)	18,368
1,521	Adverum Biotechnologies Inc, (2)	4,411
4,180	Agenus Inc, (2)	16,720
40      NUVEEN

Shares	Description (1)	Value
	Biotechnology (continued)
1,503	Aimmune Therapeutics Inc, (2)	$27,475
2,054	Akebia Therapeutics Inc, (2)	20,602
2,678	Alder Biopharmaceuticals Inc, (2), (3)	55,034
1,995	AMAG Pharmaceuticals Inc, (2), (3)	48,079
8,148	Amicus Therapeutics, Inc, (2)	44,814
1,868	Anavex Life Sciences Corporation, (2)	8,406
2,462	Anthera Pharmaceuticals Inc, (2)	1,335
725	Applied Genetic Technologies Corporation, (2)	5,256
1,075	Aptevo Therapeutics, Inc, (2)	2,139
1,786	Ardelyx, Inc, (2)	21,432
14,022	Arena Pharmaceuticals, Inc, (2)	21,594
824	Argos Therapeutics Inc, (2)	3,749
10,118	Ariad Pharmaceuticals, Inc, (2)	241,012
9,571	Array Biopharma, Inc, (2)	104,037
3,788	Arrowhead Pharmaceuticals, Incorporated, (2), (3)	7,349
1,297	Asterias Biotherapeutics, Inc, (2)	5,512
1,328	Atara Biotherapeutics Inc, (2)	17,862
4,355	Athersys Inc, (2), (3)	4,747
328	Audentes Therapeutics, Incorporated, (2)	5,353
332	AveXis, Incorporated, (2)	18,519
1,397	Axovant Sciences Limited, (2)	17,113
1,198	Bellicum Pharmaceuticals, Inc, (2)	16,029
4,200	BioCryst Pharaceuticals, Inc, (2)	26,460
309	BioSpecifics Technologies Corporation, (2)	15,849
3,976	BioTime Inc, (2)	12,445
2,327	Bluebird Bio Inc, (2)	173,362
1,385	Blueprint Medicines Corporation, (2)	47,201
1,201	Cara Therapeutics Inc, (2)	18,399
5,465	Celldex Therapeutics, Inc, (2)	17,816
696	Cellular Biomedicine Group, Inc, (2)	8,630
1,316	ChemoCentryx Inc, (2)	9,567
2,441	Chimerix Inc, (2)	13,279
709	Cidara Therapeutics, Inc, (2)	7,019
2,092	Clovis Oncology Inc, (2)	135,562
1,686	Coherus Biosciences Inc, (2)	47,039
942	Concert Pharmaceuticals Inc, (2)	8,337
219	Corvus Pharmaceuticals, Inc, (2)	3,092
6,382	Curis, Inc, (2)	18,316
1,937	Cytokinetics, Inc, (2)	20,242
1,168	Cytomx Therapeutics Inc, (2)	13,572
6,418	CytRx Corporation, (2)	2,662
808	Dimension Therapeutics Inc, (2)	1,576
NUVEEN      41

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Biotechnology (continued)
2,223	Dynavax Technologies Corporation, (2)	$9,114
506	Eagle Pharmaceuticals Inc, (2), (3)	35,020
929	Edge Therapeutics Inc, (2)	8,946
392	Editas Medicine, Incorporated, (2)	6,829
229	Eiger Biopharmaceuticals, Inc, (2)	2,794
1,858	Emergent BioSolutions, Inc, (2)	56,242
892	Enanta Pharmaceuticals Inc, (2)	29,547
2,301	Epizyme Inc, (2)	24,160
818	Esperion Therapeutics Inc, (2)	9,914
6,046	EXACT Sciences Corporation, (2), (3)	114,572
13,003	Exelixis, Inc, (2)	235,615
2,994	FibroGen, Inc, (2)	67,814
1,542	Five Prime Therapeutics Inc, (2)	70,639
1,527	Flexion Therapeutics Inc, (2)	29,624
1,950	Fortress Biotech, Inc, (2)	4,778
769	Foundation Medicine Inc, (2)	15,034
606	Galena Biopharma Inc, (2)	1,000
1,069	Genomic Health, Inc, (2)	29,376
8,633	Geron Corporation, (2), (3)	17,957
946	Global Blood Therapeutics Inc, (2), (3)	15,278
683	GlycoMimetics Inc, (2)	3,886
6,236	Halozyme Therapeutics, Inc, (2), (3)	72,026
2,388	Heron Therapeutics Inc, (2), (3)	31,044
5,527	Idera Pharmaceuticals, Inc, (2)	7,738
1,685	Ignyta, Inc, (2)	8,257
915	Immune Design Corporation, (2)	5,170
4,818	Immunogen, Inc, (2)	11,274
5,571	Immunomedics, Inc, (2), (3)	25,069
3,172	Infinity Pharmaceuticals, Inc, (2)	6,566
998	Inotek Pharmaceuticals Corporation, (2)	1,597
3,795	Inovio Pharmaceuticals Inc, (2), (3)	25,047
3,542	Insmed Incorporated, (2)	52,315
1,343	Insys Therapeutics Inc, (2), (3)	13,752
399	Intellia Therapeutics, Inc, (2)	5,155
1,614	Invitae Corporation, (2)	13,509
7,399	Ironwood Pharmacauticals Inc, (2)	106,398
536	Kadmon Holdings, Incorporated, (2)	2,171
1,549	Karyopharm Therapeutics Inc, (2)	16,032
4,515	Keryx Biopharmaceuticals, Inc, (2), (3)	22,530
2,240	Kite Pharma Inc, (2), (3)	114,173
796	La Jolla Pharmaceutical Company, (2)	15,482
2,417	Lexicon Genetics, Inc, (2), (3)	34,636
42      NUVEEN

Shares	Description (1)	Value
	Biotechnology (continued)
1,089	Ligand Pharmceuticals, Inc, (2), (3)	$115,445
3,228	Lion Biotechnologies Inc, (2)	23,403
913	Loxo Oncology Inc, (2), (3)	35,817
1,823	MacroGenics Inc, (2)	33,671
18,545	MannKind Corporation, (2), (3)	13,056
1,554	Medgenics Inc, (2)	7,397
1,699	MediciNova, Inc, (2)	9,446
6,980	Merrimack Pharmaceuticals, Incorporated, (2), (3)	21,708
5,847	MiMedx Group Inc, (2), (3)	47,244
1,086	Minerva Neurosciences, Inc, (2)	11,512
742	Mirati Therapeutics, Inc, (2)	3,784
3,717	Momenta Pharmaceuticals, Inc, (2)	70,251
607	Myovant Sciences Limited, (2)	6,762
3,860	Myriad Genentics Inc, (2), (3)	62,455
953	NantikWest Inc, (2)	5,108
1,491	Natera, Inc, (2)	13,359
1,238	NewLink Genetics Corporation, (2)	15,066
15,441	Novavax, Inc, (2)	20,228
1,213	Oncomed Pharamceuticals Inc, (2)	10,019
1,744	Ophthotech Corporation, (2), (3)	8,301
5,389	Organovo Holdings Inc, (2)	19,885
1,137	Osiris Therapeutics, Inc, (2)	6,390
1,374	Otonomy, Inc, (2)	20,129
1,965	OvaScience Inc, (2)	3,105
9,448	PDL Biopahrma Inc	20,786
1,041	Pfenex Inc, (2)	8,307
3,564	PharmAthene Incorporated, (2)	11,048
2,816	Portola Pharmaceuticals Inc, (2)	76,736
3,980	Progenics Pharmaceuticals, Inc, (2)	35,502
434	Protagonist Therapeutics Incorporated, (2)	7,829
456	Proteostasis Therapeutics, Inc, (2)	6,726
1,986	Prothena Corporation PLC, (2), (3)	97,235
1,901	PTC Therapeutics Inc, (2)	24,903
1,600	Puma Biotechnology Inc, (2)	51,840
469	RA Pharmaceuticals, Inc, (2)	7,476
1,804	Radius Health Inc, (2), (3)	78,510
1,159	REGENXBIO Inc, (2)	21,441
2,218	Regulus Therapeutics Incorporated, (2)	2,662
1,930	Repligen Corporation, (2)	57,977
2,071	Retrophin Inc, (2)	40,633
5,830	Rigel Pharmaceuticals, Inc, (2)	12,126
1,723	Sage Therapeutics, Inc, (2)	82,670
NUVEEN      43

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Biotechnology (continued)
3,971	Sangamo Biosciences, Inc, (2)	$13,899
2,867	Sarepta Therapeutics Inc., (2)	89,049
291	Selecta Biosciences, Incorporated, (2)	4,074
1,019	Seres Therapeutics Inc, (2)	10,078
1,443	Sorrento Therapeutics, Inc, (2)	7,792
1,093	Spark Therapeutics, Inc, (2), (3)	68,925
4,432	Spectrum Pharmaceuticals, Inc, (2)	20,653
1,196	Stemline Therapeutics Inc, (2)	12,199
312	Syndax Pharmaceuticals, Inc, (2)	2,371
10,376	Synergy Pharmaceuticals Inc, (2)	73,358
6,109	Synthetic Biologics, Inc, (2)	5,180
266	Syros Pharmaceuticals, Incorporated, (2)	2,886
914	T2 Biosystems, Inc, (2)	4,936
1,636	Tesaro Inc, (2), (3)	266,406
2,106	TG Therapeutics Inc, (2)	10,109
642	Tokai Pharmaceuticals, Inc, (2)	604
2,558	Trevena Inc, (2)	17,855
1,764	Trovagene, Inc, (2)	3,528
2,060	Ultragenyx Pharmaceutical Inc, (2), (3)	154,521
2,096	Vanda Pharmaceuticals, Inc, (2)	29,658
871	Veracyte Inc, (2)	6,428
1,792	Versartis Inc, (2)	25,626
1,354	Vital Therapies Inc, (2)	6,702
671	Voyager Therapeutics Inc, (2)	7,998
999	XBiotech Inc, (2), (3)	11,389
2,063	Xencor Inc, (2)	49,161
1,306	Zafgen Inc, (2)	5,498
6,951	ZIOPHARM Oncology, Inc, (2), (3)	41,150
	Total Biotechnology	5,051,025
	Building Products – 1.1%
2,311	Aaon, Inc	78,458
1,986	Advanced Drainage Systems, Inc	47,863
791	American Woodmark Company	56,319
1,625	Apogee Enterprises, Inc	92,756
1,335	Armstrong Flooring, Inc, (2)	28,075
4,796	Builders FirstSource, Inc, (2)	51,605
1,363	Caesarstone Sdot-Yam Limited, (2)	41,367
2,014	Continental Building Products Inc, (2)	46,826
824	CSW Industrials, Inc, (2)	30,117
1,803	Gibraltar Industries Inc.	79,152
1,730	Griffon Corporation	44,029
1,003	Insteel Industries, Inc	37,151
44      NUVEEN

Shares	Description (1)	Value
	Building Products (continued)
1,737	Masonite International Corporation, (2)	$115,684
1,555	NCI Building Systems Inc, (2)	24,880
829	Patrick Industries, Inc, (2)	67,771
2,733	PGT, Inc, (2)	31,430
1,256	Ply Gem Holdings Inc, (2)	20,284
1,955	Quanex Building Products Corporation	38,611
2,374	Simpson Manufacturing Company Inc	103,317
1,688	Trex Company Inc, (2)	114,328
1,133	Universal Forest Products Inc	115,237
	Total Building Products	1,265,260
	Capital Markets – 1.3%
1,289	Arlington Asset Investment Corporation	19,296
532	B. Riley Financial, Inc	10,028
12,453	BGC Partners Inc., Class A	137,855
965	Calamos Asset Management, Inc. Class A	8,125
1,195	Cohen & Steers Inc	41,693
1,461	Cowen Group, Inc, Class A, (2)	21,915
173	Diamond Hill Investment Group, Inc	34,981
2,234	Evercore Partners Inc	173,024
332	FBR Capital Markets Corporation	4,748
146	Fifth Street Asset Management Inc	1,117
3,060	Financial Engines Inc, (3)	117,963
2,088	Gain Capital Holdings Inc	15,681
237	GAMCO Investors Inc	6,920
1,589	Greenhill & Co Inc	46,955
181	Hennessy Advisors, Inc	5,034
697	Houlihan Lokey Inc	21,677
861	INTL FCStone Inc, (2)	31,754
1,883	Investment Technology Group	37,886
8,262	Janus Capital Group Inc	103,275
3,000	KCG Holdings Inc., Class A Shares, (2)	41,910
7,739	Ladenburg Thalmann Financial Services Inc, (2)	17,800
989	Manning & Napier Inc	6,874
464	Medley Management Inc., Class A Shares	4,385
1,062	Moelis & Company	36,214
2,294	OM Asset Management PLC, (3)	32,345
566	Oppenheimer Holdings Inc., Class A	9,679
829	Piper Jaffray Companies	58,444
1,013	PJT Pertners, Inc., Class A Shares	32,163
852	Pzena Investments Management, Inc	8,511
1,151	Safeguard Scientifics Inc, (2)	13,870
402	Silvercrest Asset Management Corporation Class A	5,588
NUVEEN      45

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Capital Markets (continued)
3,669	Stifel Financial Corporation, (2)	$184,661
77	Value Line, Inc	1,378
1,441	Virtu Financial, Inc., Class A Shares	25,290
255	Virtus Investment Partners Inc	27,795
4,541	Waddell & Reed Financial, Inc., Class A, (3)	81,965
457	Westwood Holding Group Inc	25,555
75	Wins Finance Holdings Inc, (2)	18,163
6,574	WisdomTree Investments Inc, (3)	67,712
	Total Capital Markets	1,540,229
	Chemicals – 2.4%
1,644	A Schulman, Inc	56,718
1,378	AgroFresh Solutions, Inc, (2), (3)	3,624
1,615	American Vanguard Corp	27,778
1,800	Balchem Corporation	153,432
2,882	Calgon Carbon Corporation	45,680
404	Chase Corporation, Common Stock	35,552
10,482	Chemours Company	276,935
3,454	Chemtura Corporation, (2)	114,327
1,915	Codexis Inc, (2)	9,096
4,761	Ferro Corporation	67,321
3,132	Flotek Industries Inc, (2), (3)	33,105
1,427	FutureFuel Corporation	18,537
4,056	GCP Applied Technologies, Inc, (2)	109,309
2,868	H.B. Fuller Company	141,593
550	Hawkins Inc	29,507
2,436	Ingevity Corporation, (2)	135,417
1,106	Innophos Holdings, Inc	53,796
1,331	Innospec, Inc	94,967
515	KMG Chemicals, Inc	18,983
1,164	Koppers Holdings Inc	47,084
1,693	Kraton Performance Polymers Inc, (2)	45,474
1,259	Kronos Worldwide Inc	16,644
1,180	LSB Industries Inc, (2), (3)	10,042
1,982	Minerals Technologies Inc	158,857
9,476	Olin Corporation	248,366
2,430	OMNOVA Solutions Inc, (2)	22,113
4,801	PolyOne Corporation	163,762
739	Quaker Chemical Corporation, (3)	94,961
2,461	Rayonier Advanced Materials Inc	33,396
2,547	Sensient Technologies Corporation	195,482
1,123	Stepan Company	87,718
5,178	TerraVia Holdings Inc, (2)	5,023
46      NUVEEN

Shares	Description (1)	Value
	Chemicals (continued)
1,135	Trecora Resources, (2)	$14,074
1,451	Tredegar Corporation	32,285
1,557	Trinseo SA	100,816
3,688	Tronox Limited, Class A	46,174
1,661	Valhi Inc	5,166
	Total Chemicals	2,753,114
	Commercial Services & Supplies – 2.2%
3,190	ABM Industries Inc	128,845
6,080	Acco Brands Corporation, (2)	77,520
463	Advanced Disposal Services, Inc, (2)	10,283
1,249	American Ecology Corporation	64,011
711	Aqua Metals, Inc, (2), (3)	7,935
2,639	ARC Document Solutions, (2)	12,430
2,617	Brady Corporation	95,128
2,576	Brinks Company	114,633
2,210	Casella Waste Systems, Inc, (2)	25,548
1,674	CECO Environmental Corporation	21,963
2,798	Deluxe Corporation	203,835
1,464	Ennis Inc	24,742
2,131	Essendant Inc	44,517
900	G&K Services, Inc, (3)	86,454
3,998	Healthcare Services Group, Inc	158,920
825	Heritage-Crystal Clean, Inc, (2)	12,334
2,593	HNI Corporation	130,712
2,198	Innerworkings, Inc, (2)	21,123
3,701	Interface, Inc	67,358
2,112	Kimball International Inc., Class B	35,334
2,748	Knoll Inc	71,750
1,828	Matthews International Corporation	123,299
1,343	McGrath Rentcorp	51,410
3,426	Miller (Herman) Inc	106,891
2,533	Mobile Mini, Inc	82,449
1,778	MSA Safety Inc	126,860
778	Multi Color Corporation	60,062
562	NL Industries Inc	3,372
1,659	Quad Graphics Inc	43,449
989	SP Plus Corporation, (2)	27,395
4,923	Steelcase Inc	82,706
1,652	Team, Inc, (2)	55,507
3,305	Tetra Tech, Inc	144,428
1,230	TRC Companies, (2)	11,439
865	UniFirst Corporation	110,634
NUVEEN      47

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies (continued)
1,151	Viad Corporation	$50,471
538	VSE Corporation	20,057
2,471	West Corporation	59,971
	Total Commercial Services & Supplies	2,575,775
	Communications Equipment – 1.7%
299	Acacia Communications, Inc, (2), (3)	17,393
2,811	ADTRAN, Inc.	61,561
1,370	Aerohive Networks Inc, (2)	7,850
943	Applied Optoelectronics Inc, (2)	29,007
530	Bel Fuse, Inc., Class B	16,854
993	Black Box Corporation	13,256
2,048	CalAmp Corporation, (2)	30,761
2,361	Calix Inc, (2)	16,999
7,855	Ciena Corporation, (2)	191,191
656	Clearfield Inc, (2)	11,283
1,292	Comtech Telecom Corporation	13,863
1,483	Digi International, Inc, (2)	19,353
1,494	EMCORE Corporation, (2)	13,446
5,911	Extreme Networks Inc, (2)	32,688
6,151	Finisar Corporation, (2)	181,886
4,373	Harmonic Inc, (2)	23,177
8,038	Infinera Corporation, (2)	72,422
1,982	Interdigital Inc	185,119
3,671	IXIA, (2)	71,401
863	KVH Industries, Inc, (2)	8,975
2,889	Lumentum Holdings Inc, (2)	109,637
1,731	Netgear, Inc, (2)	98,494
5,126	NetScout Systems, Inc, (2)	170,696
6,400	Oclaro Inc, (2)	62,784
1,898	Plantronics Inc.	107,389
3,848	ShoreTel, Inc, (2)	26,744
321	Silicom Limited	11,752
2,729	Sonus Networks, Inc., (2)	17,411
1,485	Ubiquiti Networks Inc	92,664
2,959	ViaSat, Inc, (2)	192,069
13,419	Viavi Solutions Inc, (2)	120,100
	Total Communications Equipment	2,028,225
	Construction & Engineering – 0.9%
1,999	Aegion Corporation, (2)	46,497
1,216	Ameresco Inc., Class A Shares, (2)	6,323
764	Argan, Inc	56,346
48      NUVEEN

Shares	Description (1)	Value
	Construction & Engineering (continued)
2,121	Comfort Systems USA Inc	$71,796
1,748	Dycom Industries Inc, (2)	140,995
3,465	Emcor Group Inc	241,477
2,261	Granite Construction Inc	126,910
3,907	Great Lakes Dredge & Dock Corporation	20,316
1,910	HC2 Holdings, Inc, (2)	12,702
518	IES Holdings, Inc, (2)	10,101
1,035	Layne Christensen Company, (2)	10,795
3,788	MasTec Inc, (2)	141,103
857	MYR Group Inc, (2)	32,969
419	NV5 Holdings Inc, (2)	17,074
1,540	Orion Marine Group Inc, (2)	16,170
2,303	Primoris Services Corporation	57,160
2,159	Tutor Perini Corporation, (2)	64,338
	Total Construction & Engineering	1,073,072
	Construction Materials – 0.3%
806	Forterra, Inc, (2)	15,507
4,160	Headwater Inc, (2), (3)	96,387
6,057	Summit Materials, Inc., Class A Shares, (2)	152,031
91	United States Lime & Minerals, Inc	6,916
819	US Concrete, Inc, (2), (3)	53,645
	Total Construction Materials	324,486
	Consumer Finance – 0.5%
1,362	Encore Capital Group, Inc, (2), (3)	42,154
1,516	Enova International, Inc, (2)	21,376
2,896	EZCORP, Inc, (2)	28,670
2,722	First Cash, Inc	116,229
2,441	Green Dot Corporation, Class A Shares, (2)	65,419
18,812	LendingClub Corporation, (2)	116,070
1,157	Nelnet Inc	56,728
2,637	PRA Group Inc, (2)	104,953
605	Regional Management Corporation, (2)	15,131
378	World Acceptance Corporation, (2)	18,548
	Total Consumer Finance	585,278
	Containers & Packaging – 0.1%
— (4)	Berry Plastics Corporation, (2)	15
359	Greif , Inc, Class B Shares	25,561
1,465	Greif Inc., Class A	84,355
1,349	Multi Packaging Solutions International Limited, (2)	24,039
1,359	Myers Industries, Inc	18,754
NUVEEN      49

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Containers & Packaging (continued)
366	UFP Technologies, Inc, (2)	$ 9,132
	Total Containers & Packaging	161,856
	Distributors – 0.1%
2,613	Core-Mark Holding Company, Inc	91,272
372	Weyco Group, Inc	10,483
	Total Distributors	101,755
	Diversified Consumer Services – 1.0%
970	American Public Education Inc, (2)	23,571
4,884	Apollo Group, Inc., (2)	48,791
639	Ascent Media Corporation, (2)	9,898
1,092	Bridgepoint Education Inc, (2)	11,619
2,358	Bright Horizons Family Solutions Inc, (2)	167,089
768	Cambium Learning Group Inc, (2)	3,871
647	Capella Education Company, (3)	55,318
3,823	Career Education Corporation, (2), (3)	37,351
845	Carriage Services Inc	21,928
4,603	Chegg Inc, (2), (3)	33,096
462	Collectors Universe, Inc	9,549
3,578	Devry Education Group Inc	119,863
2,572	Grand Canyon Education Inc, (2)	151,695
7,094	Houghton Mifflin Harcourt Company, (2)	80,162
1,934	K12, Inc, (2)	38,545
390	Liberty Tax Inc., Class A Shares	5,226
4,834	LifeLock, Incorporated, (2)	115,823
2,124	Regis Corporation	29,566
2,817	Sothebys Holdings Inc	111,863
602	Strayer Education Inc	48,762
1,587	Weight Watcher's International Inc, (3)	19,758
	Total Diversified Consumer Services	1,143,344
	Diversified Financial Services – 0.1%
3,762	FNFV Group, (2)	48,906
474	Marlin Business Services Corporation	10,878
1,301	Newstar Financial, Inc	11,553
2,744	On Deck Capital, Inc, (2), (3)	13,802
1,251	PICO Holdings, Inc, (2)	17,827
1,308	Tiptree Financial Inc., Class A	8,568
	Total Diversified Financial Services	111,534
	Diversified Telecommunication Services – 0.6%
604	ATN International, Inc	48,495
2,445	Cincinnati Bell Inc, (2)	56,113
2,378	Cogent Communications Group, Inc	99,400
50      NUVEEN

Shares	Description (1)	Value
	Diversified Telecommunication Services (continued)
2,842	Consolidated Communications Holdings, Inc, (3)	$74,773
1,215	FairPoint Communications Inc., (2)	22,478
1,540	General Communication, Inc, (2)	30,985
21,335	Globalstar, Inc, (2), (3)	33,709
336	Hawaiian Telcom Holdco Inc, (2)	8,343
992	IDT Corporation	19,046
1,865	Inteliquent Incn	42,708
2,091	Intelsat SA, (2)	7,549
4,718	Iridium Communications Inc, (2), (3)	47,652
1,082	Lumos Networks Corporation	16,739
3,697	Orbcomm, Inc, (2)	30,204
611	pdvWireless Inc, (2), (3)	13,014
547	Straight Path Communications Inc., Class B Shares, (2), (3)	19,167
10,930	Vonage Holdings Corporation, (2)	77,494
5,491	Windstream Holdings Inc, (3)	44,367
	Total Diversified Telecommunication Services	692,236
	Electric Utilities – 1.0%
2,841	ALLETE Inc	185,660
2,312	El Paso Electric Company	106,121
926	Genie Energy Limited, Class B Shares	5,343
2,892	IDACORP, INC	231,418
2,001	MGE Energy, Inc, (3)	127,364
2,174	Otter Tail Power Corporation	82,286
4,575	PNM Resources Inc	157,380
5,121	Portland General Electric Company	223,327
279	Spark Energy, Inc, (3)	7,212
	Total Electric Utilities	1,126,111
	Electrical Equipment – 0.7%
354	Allied Motion	7,802
670	American Superconductor Corporation, (2)	4,683
694	Atkore International Group Inc, (2)	18,544
1,482	AZZ Inc	88,253
2,614	Babcock & Wilcox Enterprises, Inc, (2)	43,497
1,156	Encore Wire Corporation	48,841
847	Energous Corporation, (2), (3)	12,248
2,493	EnerSys	194,329
1,484	Fuelcell Energy Inc, (2)	2,226
3,739	Generac Holdings Inc, (2)	150,532
2,773	General Cable Corporation, (3)	56,292
1,360	LSI Industries, Inc	12,947
10,330	Plug Power Inc, (2), (3)	10,950
NUVEEN      51

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Electrical Equipment (continued)
497	Powell Industries Inc	$19,124
300	Power Solutions International Inc, (2)	2,220
143	Preformed Line Products Company	7,808
3,616	Sunrun Inc, (2), (3)	19,129
1,830	Thermon Group Holdings Inc, (2)	37,991
343	TPI Composites Incorporated, (2)	6,658
942	Vicor Corporation	14,412
	Total Electrical Equipment	758,486
	Electronic Equipment, Instruments & Components – 2.7%
865	Agilysys Inc	8,416
1,659	Anixter International Inc, (2)	141,845
2,661	AVX Group	43,108
1,605	Badger Meter Inc	61,873
2,398	Belden Inc	183,376
2,831	Benchmark Electronics Inc, (2)	86,629
1,385	Coherent Inc, (2)	218,457
1,149	Control4 Corporation, (2)	12,386
1,792	CTS Corporation	38,528
2,098	Daktronics Inc	21,316
1,573	Electro Scientific Industries Inc	10,335
361	ePlus, Inc, (2)	40,450
1,994	Fabrinet, (2)	84,007
948	FARO Technologies, Inc, (2)	35,171
3,403	II VI Inc, (2)	124,209
2,098	Insight Enterprises Inc, (2)	77,899
4,677	InvenSense Incorporated, (2)	59,211
1,912	Itron Inc, (2)	117,970
1,606	Kimball Electronics Inc, (2)	27,463
5,050	Knowles Corporation, (2)	91,001
1,266	Littelfuse Inc	199,661
1,802	Maxwell Technologies, Inc, (2)	8,578
172	Mesa Laboratories, Inc	20,492
2,087	Methode Electronics, Inc	87,758
958	MTS Systems Corporation	55,660
1,809	Novanta, Inc, (2)	40,431
1,001	OSI Systems Inc., (2)	74,745
1,105	Park Electrochemical Corporation	20,255
649	PC Connection, Inc	17,705
1,836	Plexus Corporation, (2)	99,695
2,037	Radisys Corporation, (2)	8,983
1,030	Rogers Corporation, (2)	82,348
4,202	Sanmina-SCI Corporation, (2)	163,668
52      NUVEEN

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
1,436	ScanSource, Inc, (2)	$56,794
1,673	SYNNEX Corporation	201,061
657	Systemax Inc	5,571
2,001	Tech Data Corporation, (2)	171,206
4,146	TTM Technologies, Inc, (2)	61,485
2,372	Universal Display Corporation	156,552
7,804	Vishay Intertechnology Inc	129,546
692	Vishay Precision Group Inc, (2)	11,522
	Total Electronic Equipment, Instruments & Components	3,157,366
	Energy Equipment & Services – 1.2%
3,980	Archrock Inc	58,108
4,313	Atwood Oceanics Inc, (3)	52,446
1,922	Bristow Group Inc	33,943
1,218	Carbo Ceramics Inc, (3)	17,296
1,153	Dawson Geophysical Co, (2)	9,132
1,118	ERA Group Incorporated, (2)	17,508
1,811	Exterran Corp, (2)	56,177
5,197	Fairmount Santrol Holdings Inc, (2)	65,066
3,435	Forum Energy Technologies Incorporated, (2)	74,540
745	Geospace Technologies Corporation, (2)	17,388
7,887	Helix Energy Solutions Group, (2)	66,882
1,861	Hornbeck Offshore Services Inc, (2), (3)	13,492
1,714	Independence Contract Drilling Inc, (2)	10,867
448	Mammoth Energy Services, Inc, (2)	8,064
1,521	Matrix Service Company, (2)	34,070
13,827	McDermott International Inc, (2)	111,999
706	Natural Gas Services Group, (2)	20,262
4,744	Newpark Resources Inc, (2)	35,817
2,913	Oil States International Inc., (2)	115,064
6,911	Parker Drilling Company, (2)	17,623
671	PHI Inc Non-Voting, (2)	10,635
4,262	Pioneer Energy Services Corporation, (2)	26,851
723	RigNet, Inc, (2)	14,279
911	SeaCor Smit Inc, (2)	67,022
21,626	Seadrill Limited, (3)	40,441
677	Smart Sand, Inc, (2)	11,780
2,644	Tesco Corporation	22,738
6,466	TETRA Technologies, (2)	32,071
2,706	Tidewater Inc., (3)	5,953
2,894	Unit Corporation, (2)	75,244
4,259	US Silica Holdings Inc	251,877
NUVEEN      53

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Energy Equipment & Services (continued)
2,473	Willbros Group Inc., (2)	$ 7,493
	Total Energy Equipment & Services	1,402,128
	Equity Real Estate Investment Trust – 6.7%
4,572	Acadia Realty Trust	145,573
1,424	Agree Realty Corporation	66,787
122	Alexander's Inc	51,584
2,238	American Assets Trust Inc	96,077
1,904	Armada Hoffler Properties Inc	26,237
1,323	Ashford Hospitality Prime Inc	17,781
4,894	Ashford Hospitality Trust Inc	37,194
1,276	Bluerock Residential Growth REIT, Inc	16,690
3,661	CareTrust REIT Inc	55,501
2,221	CatchMark Timber Trust Inc., Class A	22,854
9,655	CBL & Associates Properties Inc	104,757
5,168	Cedar Shopping Centers Inc.	31,060
2,147	Chatham Lodging Trust	43,241
3,400	Chesapeake Lodging Trust	87,040
1,233	City Office REIT, Inc	15,523
3,719	Colony Starwood Homes	116,963
720	Community Healthcare Trust Inc	15,530
1,918	Coresite Realty Corporation	165,197
19,364	Cousins Properties, Inc	164,594
11,487	DiamondRock Hospitality Company	129,459
4,268	Dupont Fabros Technology Inc	202,646
1,860	Easterly Government Properties, Inc	36,642
1,808	EastGroup Properties Inc	127,952
4,205	Education Realty Trust Inc	169,083
770	Farmland Partners, Inc.	8,747
7,799	FelCor Lodging Trust Inc.	60,052
6,644	First Industrial Realty Trust, Inc.	171,748
3,317	First Potomac Realty Trust	33,966
3,456	Four Corners Property Trust, Inc	75,375
5,975	Franklin Street Properties Corporation	76,181
4,247	Geo Group Inc	176,335
1,499	Getty Realty Corporation	38,659
1,428	Gladstone Commercial Corporation	28,046
868	Global Medical REIT, Inc	7,682
11,473	Global Net Lease, Inc	88,916
4,011	Government Properties Income Trust, (3)	77,252
8,031	Gramercy Property Trust	211,538
6,531	Healthcare Realty Trust, Inc	197,302
2,593	Hersha Hospitality Trust	51,834
54      NUVEEN

Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
6,145	Hudson Pacific Properties Inc	$217,594
3,354	Independence Realty Trust	30,957
6,929	Investors Real Estate Trust	44,623
3,923	iStar Inc, (2)	44,016
4,730	Kite Realty Group Trust	113,615
6,104	LaSalle Hotel Properties	184,158
13,153	Lexington Corporate Properties Trust	141,000
2,155	LTC Properties Inc	100,574
5,106	Mack-Cali Realty Corporation	143,070
1,185	MedEquities Realty Trust, Inc	12,917
16,848	Medical Properties Trust Inc	214,812
3,949	Monmouth Real Estate Investment Corporation, (3)	57,655
9,635	Monogram Residential Trust, Inc	97,988
2,132	National Health Investors Inc	157,747
2,008	National Storage Affiliates Trust, (3)	44,678
4,367	New Senior Investment Group Inc	43,714
1,027	NexPoint Residential Trust, Inc	23,734
3,149	Northstar Realty Europe Corporation	37,820
874	One Liberty Properties Inc	20,242
2,420	Parkway, Inc	51,522
4,091	Pebblebrook Hotel Trust	122,362
3,907	Penn Real Estate Investment Trust	69,974
7,730	Physicians Realty Trust	143,392
2,324	Potlatch Corporation	95,749
1,506	Preferred Apartment Communities Inc	20,391
1,127	PS Business Parks Inc, (3)	126,269
2,678	QTS Realty Trust Inc., Class A Shares	134,944
6,462	RAIT Investment Trust	22,359
4,505	Ramco-Gershenson Properties Trust	73,251
6,154	Retail Opportunity Investments Corporation	130,465
3,752	Rexford Industrial Realty Inc	85,208
6,976	RLJ Lodging Trust	161,913
2,485	Ryman Hospitalities Properties	152,032
3,695	Sabra Health Care Real Estate Investment Trust Inc	93,853
548	Saul Centers Inc	34,793
3,628	Select Income REIT	90,736
1,427	Seritage Growth Properties, (3)	58,222
1,901	Silver Bay Realty Trust Corporation	32,032
4,360	STAG Industrial Inc	100,890
4,951	Summit Hotel Properties Inc	78,374
12,436	Sunstone Hotel Investors Inc	183,058
2,585	Terreno Realty Corporation	70,286
NUVEEN      55

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
2,731	Tier REIT, Inc	$49,732
1,613	UMH Properties Inc	23,630
710	Universal Health Realty Income Trust	44,105
5,134	Urban Edge Properties	143,598
1,674	Urstadt Biddle Properties Inc	37,581
10,629	Washington Prime Group, Inc.	102,570
4,200	Washington Real Estate Investment Trust	132,090
1,828	Whitestone Real Estate Investment Trust	25,427
5,917	Xenia Hotels & Resorts Inc	108,577
	Total Equity Real Estate Investment Trust	7,779,897
	Food & Staples Retailing – 0.5%
1,537	Andersons, Inc	58,022
800	Ingles Markets, Inc	36,200
516	Natural Grocers by Vitamin Cottage Incorporated, (2)	6,522
2,141	Performance Food Group Company, (2)	47,423
1,145	PriceSmart, Inc	96,982
1,322	Smart & Final Stores, Inc, (2)	18,971
2,113	SpartanNash Co	79,998
15,209	SUPERVALU INC	59,619
1,107	The Chef's Warehouse Inc, (2)	18,487
2,837	United Natural Foods Inc, (2)	129,651
418	Village Super Market, Inc	12,661
548	Weis Markets Inc	32,573
	Total Food & Staples Retailing	597,109
	Food Products – 1.2%
1,237	AdvancePierre Foods Holdings, Inc	34,277
183	Alico Inc	4,932
1,672	Amplify Snack Brands, Inc, (2), (3)	16,101
3,761	B&G Foods Inc	166,800
886	Calavo Growers, Inc, (3)	48,996
1,770	Cal-Maine Foods, Inc, (3)	73,809
9,395	Darling International Inc, (2)	112,740
5,240	Dean Foods Company	104,067
463	Farmer Brothers Company	16,112
1,849	Fresh Del Monte Produce Inc	105,855
1,277	Freshpet, Inc, (2), (3)	14,239
1,084	Inventure Group, (2)	6,493
805	J&K Snack Foods Corporation	102,694
487	John B Sanfillippo & Son, Inc	32,040
1,075	Lancaster Colony Corporation	140,879
1,529	Landec Corporation, (2)	19,265
56      NUVEEN

Shares	Description (1)	Value
	Food Products (continued)
294	Lifeway Foods, Inc	$3,166
670	Limoneira Company	11,390
1,250	Omega Protein Corporation	31,188
1,144	Sanderson Farms Inc, (3)	104,104
16	Seaboard Corproation	61,600
374	Seneca Foods Corporation, (2)	13,408
4,606	Snyders Lance Inc	176,778
984	Tootsie Roll Industries Inc, (3)	36,851
	Total Food Products	1,437,784
	Gas Utilities – 1.1%
893	Chesapeake Utilities Corporation	58,402
391	Delta Natural Gas Company, Inc	10,291
4,911	New Jersey Resources Corporation	185,145
1,554	Northwest Natural Gas Company	91,531
2,980	One Gas Inc	192,567
4,568	South Jersey Industries Inc	150,744
2,709	Southwest Gas Holdings, Inc	218,264
2,451	Spire, Inc	159,315
2,888	WGL Holdings Inc	236,643
	Total Gas Utilities	1,302,902
	Health Care Equipment & Supplies – 2.9%
1,254	Abaxis, Inc	63,899
4,559	Accuray, Inc, (2), (3)	26,214
712	Analogic Corporation	55,288
1,544	AngioDynamics, Inc, (2)	24,851
805	Anika Therapeutics, Inc, (2)	40,685
1,798	AtriCure, Inc, (2)	29,253
78	ATRION Corporation	38,111
1,153	Avinger, Inc, (2)	2,998
1,511	AxoGen, Inc, (2)	16,470
2,050	Cantel Medical Corporation	158,691
1,823	Cardiovascular Systems, Inc, (2)	45,028
5,792	Cerus Corporation, (2), (3)	24,674
2,044	ConforMIS Inc, (2)	16,965
1,578	Conmed Corporation	70,363
3,637	Corindus Vascular Robotics, Inc, (2)	1,965
1,802	CryoLife Inc	34,238
735	Cutera, Inc, (2)	13,598
1,356	Cynosure, Inc, (2)	72,410
4,635	Endologix, Inc, (2), (3)	31,796
469	Entellus Medical, Inc, (2), (3)	8,025
NUVEEN      57

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
659	Exactech, Inc, (2)	$16,244
2,490	Genmark Diagnostics Inc, (2)	30,204
955	Glaukos Corporation, (2)	39,365
4,007	Globus Medical Inc, Class A, (2)	105,626
1,749	Greatbatch, Inc, (2)	56,668
2,927	Haemonetics Corporation, (2)	116,670
2,677	Halyard Health Inc, (2)	102,984
840	ICU Medical, Inc, (2)	115,164
932	Inogen Inc, (2)	59,993
3,299	Insulet Corporation, (2)	137,238
3,456	Integra Lifesciences Holdings Corporation, (2)	144,219
1,813	Invacare Corporation	20,850
2,131	InVivo Therapeutics Holdings Corporation, (2), (3)	10,122
267	iRadimed Corporation, (2), (3)	2,443
188	iRhythm Technologies, Inc, (2)	6,134
431	Iridex Corporation, (2)	6,012
1,471	K2M Group Holdings Inc, (2)	29,891
773	LeMaitre Vascular, Inc	17,555
2,337	Masimo Corporation, (2)	171,956
2,385	Meridian Bioscience, Inc	31,244
2,461	Merit Medical Systems, Inc, (2)	62,509
1,860	Natus Medical, Inc, (2)	72,633
2,084	Neogen Corporation, (2)	137,627
1,373	Nevro Corporation, (2)	119,478
2,896	Novocure Limited, (2)	18,390
2,835	NuVasive, Inc, (2)	200,633
3,642	Nxstage Medical, Inc, (2)	97,970
3,100	OraSure Technologies, Inc, (2)	27,342
1,001	Orthofix International NV, (2), (3)	35,976
1,269	Oxford Immunotec Global PLC, (2)	17,144
1,456	Penumbra Inc, (2)	104,177
1,536	Quidel Corporation, (2)	29,153
2,740	Rockwell Medical Technologies, Inc, (2), (3)	15,919
3,597	RTI Biologics Inc, (2)	11,690
890	Second Sight Medical Products, Inc, (2)	1,273
1,857	Senseonics Holdings, Inc, (2)	5,162
2,444	Spectranetics Corporation, (2)	63,177
2,288	STAAR Surgical Company, (2)	22,651
741	Surmodics Inc, (2)	17,932
275	Tactile Systems Technology, Incorporated, (2)	4,238
1,142	Tandem Diabetes Care Inc, (2)	2,684
4,605	TransEnterix Inc, (2)	6,769
58      NUVEEN

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
159	Utah Medical Products, Inc	$9,890
964	Vascular Solutions, Inc, (2)	53,936
439	ViewRay, Inc, (2)	2,287
5,901	Wright Medical Group, Inc, (2)	148,587
2,028	Zeltiq Aesthetics Inc, (2)	89,922
	Total Health Care Equipment & Supplies	3,375,253
	Health Care Providers & Services – 1.9%
620	AAC Holdings, Inc, (2)	4,929
1,664	Aceto Corporation	31,766
423	Addus HomeCare Corporation, (2)	14,445
790	Adeptus Health Inc., Class A Shares, (2)	5,664
1,931	Air Methods Corporation, (2)	68,938
463	Almost Family, Inc, (2)	21,877
1,599	Amedisys, Inc, (2)	73,266
499	American Renal Assocciates Holdings, Inc, (2)	9,591
2,707	AMN Healthcare Services Inc, (2)	97,046
7,039	Bioscrip, Inc, (2)	9,643
1,544	BioTelemetry Inc, (2)	35,589
1,608	Capital Senior Living Corporation, (2)	26,805
926	Chemed Corporation	153,799
863	Civitas Solutions Inc, (2)	15,793
6,313	Community Health Systems, Inc, (2)	40,403
566	Corvel Corporation, (2)	21,706
1,833	Cross Country Healthcare, Inc, (2)	26,523
2,615	Diplomat Pharmacy, Inc, (2)	35,930
2,731	Ensign Group Inc	55,548
2,343	Genesis Healthcare Inc, (2)	9,630
2,467	HealthEquity, Inc, (2)	114,099
5,075	HealthSouth Corporation	197,011
4,820	Kindred Healthcare Inc	32,053
546	Landauer Inc	28,037
858	LHC Group, Inc, (2)	43,012
1,335	Magellan Health Services, Inc, (2)	100,058
2,475	Molina Healthcare Inc, (2)	140,382
640	National Healthcare Corporation	47,904
479	National Research Corporation	8,359
3,172	Nobilis Health Corporation, (2), (3)	6,820
3,258	Owens and Minor Inc	116,897
1,690	Pharmerica Corporation, (2)	41,912
741	Providence Service Corporation, (2)	28,640
1,696	Quorum Health Corp, (2)	14,908
2,124	RadNet, Inc, (2)	12,319
NUVEEN      59

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services (continued)
6,106	Select Medical Corporation	$76,020
1,064	Surgery Partners Inc, (2)	19,684
1,534	Surgical Care Affiliates Inc, (2)	86,671
3,882	Team Health Holdings Inc, (2), (3)	168,712
1,370	Teladoc, Inc, (2), (3)	27,400
1,823	Tivity Health Inc, (2)	46,760
1,333	Triple-S Management Corporation, Class B Shares, (2)	25,474
2,370	Universal American Corporation, (2)	23,558
692	US Physical Therapy, Inc	48,544
	Total Health Care Providers & Services	2,214,125
	Health Care Technology – 0.4%
2,525	Castlight Health Inc., Class B, (2)	7,828
641	Computer Programs and Systems, Inc, (3)	14,487
723	Cotiviti Holdings, Inc, (2)	24,481
952	Evolent Health Inc, (2), (3)	17,326
1,472	Healthstream, Inc, (2)	33,797
4,820	HMS Holdings Corporation, (2)	87,531
3,145	Medidata Solutions, Inc, (2)	155,803
437	NantHealth, Incorporated, (2)	3,557
2,036	Omnicell, Inc, (2)	73,093
2,922	Quality Systems Inc	43,859
1,415	Vocera Communications Incorporated, (2)	29,361
	Total Health Care Technology	491,123
	Hotels, Restaurants & Leisure – 2.8%
4,787	Belmond Limited, Class A, (2)	66,300
59	Biglari Holdings Inc, (2)	26,149
1,335	BJ's Restaurants, Inc, (2)	47,459
5,960	Bloomin Brands	101,976
1,136	Bob Evans Farms	64,105
560	Bojangles', Inc, (2)	11,088
4,720	Boyd Gaming Corporation, (2)	95,910
1,083	Buffalo Wild Wings, Inc, (2)	163,534
2,724	Caesars Acquisition Compnay, Class A, (2)	40,860
3,227	Caesar's Entertainment Corporation, (2), (3)	28,882
1,965	Carrols Restaurant Group, Inc, (2)	28,198
1,074	CBRL Group Inc, (3)	169,756
1,219	Century Casinos, Inc, (2)	8,594
2,540	Cheesecake Factory Inc	153,060
773	Churchill Downs Inc	110,810
936	Chuy's Holdings Inc, (2)	27,518
3,681	ClubCorp Holdings Inc	60,737
60      NUVEEN

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
2,167	Dave & Buster's Entertainment Inc, (2), (3)	$118,015
1,354	Del Friscos Restaurant Group, (2)	23,695
1,322	Del Taco Restaurants, Inc, (2)	18,032
4,335	Denny's Corporation, (2)	52,757
1,002	DineEquity Inc	68,717
1,159	El Pollo Loco Holdings, Inc, (2), (3)	14,430
1,638	Eldorado Resorts Inc, (2), (3)	25,389
209	Empire Resorts, Inc, (2)	4,744
1,523	Fiesta Restaurant Group, (2)	40,055
329	Fogo De Chao, Inc, (2)	4,540
590	Golden Entertainment, Inc, (2)	6,502
743	Habit Restaurants Inc., Class A Shares, (2)	10,774
6,473	ILG, Inc	122,663
1,508	Intl Speedway Corporation, Class A	55,268
1,024	Intrawest Resorts Holdings Inc, (2)	21,105
1,430	Isle of Capri Casinos, (2)	34,048
763	J Alexanders Holdings Inc, (2)	7,630
1,868	Jack in the Box Inc., Term Loan	201,595
446	Kona Grill, Inc, (2)	4,081
4,852	La Quinta Holdings Inc, (2)	68,559
841	Lindblad Expeditions Holdings, Inc, (2)	7,561
1,288	Luby's Inc, (2)	4,727
1,065	Marcus Corporation	31,577
1,282	Marriott Vacations World	110,867
607	Monarch Casino & Resort, Inc, (2)	14,422
173	Nathan's Famous, Inc, (2)	10,813
691	Noodles & Company, (2)	3,040
1,554	Papa John's International, Inc, (3)	132,432
4,263	Penn National Gaming, Inc, (2)	58,744
3,112	Pinnacle Entertainment Inc, (2)	47,925
1,493	Planet Fitness Inc, (2), (3)	31,413
1,173	Popeye's Louisiana Kitchen Inc, (2), (3)	74,122
1,362	Potbelly Corporation, (2)	17,706
811	Red Lions Hotels Corporation, (2)	6,488
737	Red Robin Gourmet Burgers, Inc, (2)	35,044
1,719	Red Rock Resorts, Inc	40,362
3,399	Ruby Tuesday, Inc, (2)	6,662
1,822	Ruth's Chris Steak House, Inc	31,247
2,970	Scientific Games Corporation, (2), (3)	50,490
3,825	Seaworld Entertainment	69,271
898	Shake Shack Inc., Class A Shares, (2), (3)	31,708
2,536	Sonic Corporation	63,146
NUVEEN      61

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
672	Speedway Motorsports Inc	$14,441
3,791	Texas Roadhouse, Inc	176,812
900	Wingstop Inc, (2), (3)	25,623
1,092	Zoe's Kitchen Inc, (2)	23,838
	Total Hotels, Restaurants & Leisure	3,228,016
	Household Durables – 1.2%
787	AV Homes Inc, (2)	13,891
589	Bassett Furniture, Inc	16,610
1,964	Beazer Homes USA, Inc., (2)	28,007
485	Cavco Industries, Inc, (2)	47,651
870	Century Communities, Inc, (2)	19,793
490	CSS Industries Inc	12,064
1,412	Ethan Allen Interiors Inc	41,089
372	Flexsteel Industries, Inc	18,920
5,779	GoPro, Inc., Class A, (2), (3)	62,124
1,537	Green Brick Partners, Inc, (2), (3)	14,755
1,603	Helen of Troy Limited, (2)	149,560
649	Hooker Furniture Corporation	21,547
6,970	Hovnanian Enterprises Inc, (2)	16,519
1,150	Installed Building Products Inc, (2)	47,035
1,536	Irobot Corporation, (2)	93,020
4,772	KB Home, (3)	78,165
2,809	La Z Boy Inc	80,337
883	LGI Homes Inc, (2), (3)	27,426
1,255	Libbey Inc	21,473
632	Lifetime Brands, Inc	9,448
1,353	M/I Homes, Inc	34,014
2,335	MDC Holdings Inc	63,138
2,188	Meritage Corporation, (2)	80,409
222	Nacco Industries Inc	16,373
824	New Home Company Inc, (2)	8,603
1,738	Taylor Morrison, (2)	33,717
2,204	TopBuild Corporation, (2)	81,790
8,518	Tri Pointe Group, Incorporated, (2)	104,516
535	UCP Inc., Class A, (2)	6,072
809	Univeral Electronics Inc, (2)	48,136
1,238	WCI Communities Inc, (2)	28,969
1,367	William Lyon Homes Inc, Class A Shares, (2), (3)	24,128
1,578	Zagg Inc, (2)	10,573
	Total Household Durables	1,359,872
62      NUVEEN

Shares	Description (1)	Value
	Household Products – 0.2%
578	Central Garden & Pet Company, (2)	$18,987
1,912	Central Garden & Pet Company, (2)	58,851
6,786	HRG Group, Inc, (2)	114,209
286	Oil Dri Corporation	9,624
517	Orchids Paper Products Company	14,119
688	WD 40 Company	72,343
	Total Household Products	288,133
	Independent Power & Renewable Electricity Producers – 0.5%
8,065	Atlantic Power Corporation	18,953
3,366	Atlantica Yield PLC	72,032
6,685	Dynegy Inc, (2)	63,842
1,995	NRG Yield Inc., Class A Shares	32,419
3,629	NRG Yield, Inc., Class C Shares	61,512
2,225	Ormat Technologies Inc	119,482
3,793	Pattern Energy Group Inc	74,874
5,225	TerraForm Global Inc, Class A Shares	22,990
5,001	TerraForm Power, Inc	59,362
1,468	Vivint Solar Inc, (2)	4,477
	Total Independent Power & Renewable Electricity Producers	529,943
	Industrial Conglomerates – 0.0%
2,075	Raven Industries, Inc	51,979
	Insurance – 2.2%
2,576	Ambac Financial Group, Inc, (2)	53,890
4,902	American Equity Investment Life Holding Company	115,688
1,083	Amerisafe, Inc	68,283
1,648	Argo Group International Holdings Inc	105,390
607	Atlas Financial Holdings Inc, (2)	10,319
5	Baldwin & Lyons, Class B	120
206	Blue Capital Reinsurnance Holdings Limited	3,924
2,657	Citizens Inc, (2), (3)	24,604
10,251	CNO Financial Group Inc	193,847
881	Crawford & Co	10,678
57	Donegal Group, Inc., B	939
1,032	eHealth, Inc, (2)	12,652
507	EMC Insurance Group Inc	14,779
1,836	Employers Holdings, Inc	66,922
651	Enstar Group, Limited, (2)	126,066
615	FBL Financial Group Inc	42,927
719	Federated National Holding Company	13,186
462	Fidelity & Guaranty Life, (3)	11,065
28,791	Genworth Financial Inc., Class A, (2)	96,738
NUVEEN      63

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Insurance (continued)
480	Global Indemnity Limited, (2)	$18,965
1,681	Greenlight Capital Re, Ltd, (2)	37,991
798	Hallmark Financial Services, Inc, (2)	8,730
494	HCI Group Inc	20,432
1,597	Heritage Insurance Holdings, Inc	22,645
2,319	Horace Mann Educators Corporation, (3)	95,891
382	Independence Holding Company	7,602
618	Infinity Property and Casualty Corporation	53,673
82	Investors Title Company	9,965
816	James River Group Holdings, Limited	32,354
2,269	Kemper Corporation	98,021
366	Kinsale Capital Group, Inc	10,742
3,936	Maiden Holdings, Ltd	69,864
7,525	MBIA Inc, (2)	76,755
2,769	National General Holdings Corporation	67,813
129	National Western Life Group Inc	37,816
1,284	Navigators Group, Inc	72,097
1,141	OneBeacon Insurance Group Limited, Class A	18,518
719	Patriot National Inc, (2), (3)	3,077
2,689	Primerica Inc	202,885
2,175	RLI Corporation	129,238
823	Safety Insurance Group, Inc	59,009
3,251	Selective Insurance Group Inc	135,567
884	State Auto Financial Corporation	22,330
1,910	State National Companies Inc	26,282
1,307	Stewart Information Services Corporation	57,090
3,779	Third Point Reinsurance Limited, (2)	43,270
823	Trupanion Inc, (2), (3)	13,160
1,235	United Fire Group Inc	58,292
982	United Insurance Holdings Corporation	13,424
1,870	Universal Insurance Holdings Inc, (3)	48,900
11,611	WMIH Corporation, (2)	17,997
	Total Insurance	2,562,412
	Internet & Catalog Retail – 0.5%
1,489	1-800-Flowers, (2)	13,401
632	Blue Nile Inc, (2), (3)	25,729
548	Duluth Holdings Inc, (2), (3)	12,396
6,004	Etsy, Inc, (2)	75,710
997	FTD Companies Inc, (2)	22,911
1,790	Hosting Site Network, Inc	63,097
853	Lands' End Inc, (2), (3)	13,094
4,152	Liberty TripAdvisor Holdings Inc, (2)	74,528
64      NUVEEN

Shares	Description (1)	Value
	Internet & Catalog Retail (continued)
1,665	Nutri System Inc	$55,028
756	Overstock.com, Inc., (2)	12,550
1,074	PetMed Express, Inc	22,758
1,977	Shutterfly, Inc, (2)	101,479
1,803	Wayfair Inc., Class A Shares, (2), (3)	74,933
	Total Internet & Catalog Retail	567,614
	Internet Software & Services – 2.1%
2,097	2U Inc, (2)	71,382
2,057	Actua Corporation, (2)	29,415
589	Alarm Com Holdings Inc, (2)	15,956
1,108	Amber Road Inc, (2)	9,806
2,273	Angie's List, (2)	14,252
381	Appfolio Inc., Class A Shares, (2), (3)	8,630
435	Apptio, Inc, (2)	6,020
576	Autobytel, Inc, (2)	7,920
2,712	Bankrate Inc, (2)	29,561
4,696	Bazaarvoice Inc, (2)	22,071
736	BenefitFocus Inc, (2), (3)	22,264
2,243	Blucora Inc, (2)	33,869
2,791	Box, Inc., Class A Shares, (2)	47,642
1,714	Brightcove Inc, (2)	12,341
1,016	Carbonite Inc, (2)	17,526
879	CareCom Inc, (2)	7,419
1,327	ChannelAdvisor Corporation, (2)	18,379
1,436	Cimpress NV, (2)	121,184
2,731	ComScore Inc, (2)	91,625
2,880	Cornerstone OnDemand Inc, (2)	117,187
115	Coupa Software, Incorporated, (2)	2,989
3,141	DHI Group Inc, (2)	17,904
6,010	Earthlink Holdings Corporation	38,524
3,431	Endurance International Group Holdings Inc, (2)	26,419
2,370	Envestnet Inc, (2), (3)	89,586
1,888	Five9, Inc, (2), (3)	29,188
514	Global Sources, Limited, (2)	4,729
3,218	Gogo Inc, (2), (3)	29,445
4,620	GrubHub Inc, (2), (3)	191,960
1,509	GTT Communications Inc, (2)	42,629
2,427	Hortonworks Inc, (2)	23,542
600	Instructure Inc, (2)	13,080
2,694	J2 Global Inc	225,784
4,696	Limelight Networks Inc, (2)	10,284
1,558	Liquidity Services, Inc, (2)	15,191
NUVEEN      65

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Internet Software & Services (continued)
3,048	Liveperson, Inc, (2)	$22,250
1,441	LogMeIn Inc, (2), (3)	155,772
2,106	Marchex, Inc	5,707
2,361	MeetMe Incorporated, (2)	11,616
823	MINDBODY, Inc., Class A Shares, (2), (3)	20,040
1,255	New Relic, Inc, (2)	45,431
3,632	NIC, Incorporated	87,531
865	Numerex Corporation, (2)	5,086
1,462	Q2 Holdings Inc, (2)	46,419
3,666	Qoutient Technology Inc, (2)	39,043
2,411	QuinStreet, Inc, (2)	8,439
1,499	RealNetworks Inc, (2)	8,020
500	Reis, Inc	10,000
2,205	RetailMeNot Inc, (2)	19,955
727	Rightside Group, Limited, (2)	6,136
1,084	Shutterstock Incorporated, (2), (3)	58,319
948	SPS Commerce Inc, (2)	65,412
926	Stamps.com Inc, (2), (3)	112,555
903	TechTarget Inc, (2)	7,955
310	The Trade Desk, Inc, (2), (3)	9,195
3,107	TrueCar Inc, (2)	40,857
2,432	Web.com, Inc, (2)	46,086
2,135	WebMD Health Corporation, (2)	106,515
1,305	Xactly Corp, (2)	15,856
1,454	XO Group, Incorporated, (2)	27,379
	Total Internet Software & Services	2,447,277
	IT Services – 1.8%
4,436	Acxiom Corporation, (2)	115,780
1,058	ALJ Regional Holdings, Inc, (2)	4,221
3,141	Blackhawk Network Holdings Inc, (2)	112,135
1,392	CACI International Inc, (2)	170,938
2,579	Cardtronics PLC, (2)	140,762
627	Cass Information Systems, Inc	41,238
5,088	Convergys Corporation	126,284
1,834	CSG Systems International Inc	88,766
2,758	EPAM Systems Inc, (2)	177,505
3,634	Evertec Inc	61,960
1,862	Exlservice Holdings, Inc, (2)	85,559
568	Forrester Research, Inc	23,174
1,283	Hackett Group, Inc	20,849
1,777	Information Services Group Inc, (2)	5,864
3,263	Lionbridge Technologies, Inc, (2)	18,664
66      NUVEEN

Shares	Description (1)	Value
	IT Services (continued)
1,414	ManTech International Corporation, Class A	$55,061
3,671	Maximus Inc	202,419
1,693	Moneygram International Inc, (2), (3)	21,501
346	Nci, Inc, (2)	4,394
3,098	NeuStar, Inc., Class A, (2)	102,854
2,017	Perficient, Inc, (2)	35,761
840	PFSweb, Inc, (2)	6,308
2,651	Planet Payment Inc, (2)	11,187
2,419	Science Applications International Corporation	196,955
3,490	ServiceSource International Inc, (2)	18,497
2,213	Sykes Enterprises Inc, (2)	61,809
1,846	Syntel Inc	38,877
939	TeleTech Holdings, Inc	27,794
6,610	Travelport Worldwide Limited	94,920
2,873	Unisys Corporation, (2), (3)	36,918
1,582	Virtusa Corporation, (2)	40,309
	Total IT Services	2,149,263
	Leisure Equipment & Products – 0.3%
1,111	Acushnet Holdings Corporation, (2)	20,609
750	Arctic Cat, Inc	14,100
5,392	Callaway Golf Company	61,091
646	Escalade, Inc	8,527
875	JAKKS Pacific Inc, (3)	4,463
281	Johnson Outdoors, Inc	9,689
1,032	Malibu Boats Inc., Class A, (2)	19,154
382	Marine Products Corporation	4,359
472	MCBC Holdings, Inc, (2)	6,584
1,754	Nautilus Group, Inc., (2)	30,432
3,135	Smith & Wesson Holding Corporation, (2), (3)	66,775
1,061	Sturm, Ruger, & Company, (3)	55,968
	Total Leisure Equipment & Products	301,751
	Life Sciences Tools & Services – 0.6%
1,317	Accelerate Diagnostics Inc, (2), (3)	27,591
1,487	Albany Molecular Research Inc, (2)	27,361
1,823	Cambrex Corporation, (2)	95,616
1,637	ChromaDex Corporation, (2)	4,551
2,270	Enzo Biochem Inc, (2)	15,164
1,663	Fluidigm Corporation, (2)	10,527
2,368	INC Research Holdings Inc., Class A Shares, (2)	125,504
2,272	Luminex Corporation	45,940
465	Medpace Holdings, Incorporated, (2)	16,224
NUVEEN      67

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Life Sciences Tools & Services (continued)
897	NanoString Technologies, Inc, (2)	$16,182
3,033	NeoGenomics Inc, (2)	24,446
4,594	Pacific Biosciences of California Inc, (2)	22,143
2,732	Parexel International Corporation, (2)	193,671
1,383	PRA Health Sciences, Inc, (2)	81,030
	Total Life Sciences Tools & Services	705,950
	Machinery – 3.4%
3,362	Actuant Corporation, (3)	87,917
539	Alamo Group Inc	40,766
1,638	Albany International Corporation, Class A	77,724
1,441	Altra Industrial Motion, Inc	53,749
444	American Railcar Industries, (3)	19,776
1,108	Astec Industries Inc	77,539
2,875	Barnes Group Inc	138,375
2,430	Briggs & Stratton Corporation	52,634
1,749	Chart Industries, Inc, (2)	67,844
943	CIRCOR International Inc	58,730
2,554	CLARCOR, Inc, (3)	211,498
1,110	Columbus McKinnon Corporation NY	30,514
802	DMC Global, Inc	12,792
1,266	Douglas Dynamics Inc	42,791
1,970	Energy Recovery, Inc, (2)	20,173
1,235	EnPro Industries Inc	83,869
1,454	ESCO Technologies Inc	84,623
683	ExOne Company, (2), (3)	6,728
3,432	Federal Signal Corporation	53,333
2,635	Franklin Electric Company, Inc	106,322
797	Freightcar America Inc	11,517
513	Gencor Industries Inc, (2)	8,028
1,208	Global Brass & Copper Holdings Inc	40,045
1,006	Gorman-Rupp Company, (3)	32,655
547	Graham Corporation	12,154
1,551	Greenbrier Companies Inc, (3)	67,856
773	Hardinge, Inc	8,194
4,610	Harsco Corporation	61,543
3,378	Hillenbrand Inc	123,466
364	Hurco Companies, Inc	11,138
539	Hyster-Yale Materials Handling Inc	33,159
1,667	John Bean Technologies Corporation	143,945
5,640	Joy Global Inc	158,597
613	Kadant Inc	37,761
4,520	Kennametal Inc.	161,545
68      NUVEEN

Shares	Description (1)	Value
	Machinery (continued)
607	Lindsay Manufacturing Company, (3)	$45,731
951	Lydall Inc, (2)	58,011
7,274	Manitowoc Company Inc	49,681
4,706	Meritor Inc, (2)	67,908
629	Midwest Air Group Inc	16,669
831	Milacron Holdings Corporation, (2)	13,745
3,165	Mueller Industries Inc	127,423
8,917	Mueller Water Products Inc	120,023
2,832	Navistar International Corporation, (2)	77,229
1,500	NN, Incorporated	29,025
167	OmegaFlex, Inc	7,921
1,411	Proto Labs Incorporated, (2), (3)	74,077
1,298	RBC Bearings Inc., (2)	120,234
4,743	Rexnord Corporation, (2)	104,773
2,378	SPX Corporation	59,331
2,019	SPX Flow Inc, (2)	70,443
726	Standex International Corporation	63,307
1,330	Sun Hydraulics Corporation	52,109
813	Supreme Industries, Inc, (3)	14,927
1,001	Tennant Company	69,319
2,531	Titan International Inc	33,637
2,578	TriMas Corporation, (2)	54,911
3,690	Wabash National Corporation	65,128
1,590	Watts Water Technologies, Inc	104,940
3,028	Woodward Governor Company	210,870
	Total Machinery	3,950,672
	Marine – 0.1%
1,752	Costamare Inc	9,303
2,475	Matson Incorporated	88,259
3,193	Scorpio Bulkers Inc, (2)	22,830
	Total Marine	120,392
	Media – 1.4%
1,684	AMC Entertainment Holdings Inc	56,836
4,373	Central European Media Enterprises Limited, (2)	11,370
64	Daily Journal Corporation, (2)	13,850
3,405	E.W. Scripps Company, Class A	66,329
1,485	Entercom Communications Corporation	21,087
3,721	Entravision Communications Corporation	20,093
1,691	Eros International PLC, (2), (3)	20,123
6,723	Gannett Company, Inc	64,675
2,677	Global Eagle Acquisition Corporation, (2)	16,490
NUVEEN      69

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Media (continued)
3,668	Gray Television Inc	$43,466
3,369	Imax Corporation, (2)	109,829
523	Liberty Braves Group, Class A Shares, (2)	10,434
1,799	Liberty Braves Group, Class-C Shares, (2)	35,944
1,308	Liberty Media Group, Class-A Shares, (2)	37,906
2,640	Liberty Media Group, Class-C Shares, (2)	75,874
736	Loral Space & Communications, Inc, (2)	29,992
2,929	MDC Partners, Inc	18,746
2,147	Meredith Corporation	131,611
3,405	MSG Networks Inc, (2)	78,996
3,520	National CineMedia, Inc	51,603
2,592	New Media Investment Group Inc	39,502
6,542	New York Times, Class A	88,317
2,487	Nexstar Broadcasting Group, Inc	162,650
1,634	Radio One Inc, (2)	4,902
962	Reading International Inc., A, (2)	15,729
209	Saga Comunications Inc Class A Shares	10,513
732	Salem Communications Corporation	4,465
1,546	Scholastic Corporation	70,776
3,782	Sinclair Broadcast Group, Series A, (3)	127,642
442	T2 Biosystems, Inc, (2)	4,721
5,878	Time Inc	113,151
1,525	tronc, Inc, (2)	20,222
2,068	World Wrestling Entertainment Inc, (3)	40,491
	Total Media	1,618,335
	Metals & Mining – 1.3%
17,831	AK Steel Holding Corporation	144,076
6,210	Allegheny Technologies, Inc., (3)	134,944
567	Ampco-Pittsburgh Corporation	8,533
2,646	Carpenter Technology Inc	105,893
2,853	Century Aluminum Company, (2)	43,936
12,616	Cliffs Natural Resources Inc	110,642
10,294	Coeur d'Alene Mines Corporation, (2)	119,925
6,572	Commercial Metals Company	134,266
4,094	Ferroglobe PLC, (5)	—
3,741	Ferroglobe PLC	39,318
2,860	Gold Resource Corp	15,387
710	Haynes International Inc	29,188
21,685	Hecla Mining Company	139,652
1,013	Kaiser Aluminum Corporation	79,480
1,139	Materion Corporation	44,763
524	Olympic Steel Inc	11,790
70      NUVEEN

Shares	Description (1)	Value
	Metals & Mining (continued)
1,640	Real Industry, Inc, (2)	$8,856
720	Ryerson Holding Corporation, (2)	7,632
1,492	Schnitzer Steel Industries, Inc	35,286
6,992	Stillwater Mining Company, (2)	118,864
3,688	SunCoke Energy Inc	32,528
2,255	TimkenSteel Corporation	38,019
2,576	Worthington Industries, Inc.	123,107
	Total Metals & Mining	1,526,085
	Mortgage Real Estate Investment Trust – 0.9%
1,606	AG Mortgage Investment Trust Inc	28,137
2,992	Altisource Residential Corporation	36,323
5,475	Anworth Mortgage Asset Corporation	28,087
3,400	Apollo Commercial Real Estate Finance, Inc	59,194
1,537	Ares Commercial Real Estate Corporation	20,719
2,102	Armour Residential REIT Inc	44,184
5,464	Capstead Mortgage Corporation	58,301
8,669	CYS Investments Inc	65,624
2,565	Dynex Capital, Inc	17,134
857	Great Ajax Corporation	11,149
2,545	Hannon Armstrong Sustainable Infrastructure Capital Inc	46,523
6,440	Invesco Mortgage Capital Inc	93,831
2,209	Ladder Capital Corporation	29,954
2,631	MTGE Investment Corp	41,833
13,904	New Residential Investment	210,645
6,294	New York Mortgage Trust, Inc., (3)	40,344
1,378	Orchid Island Capital Inc	16,302
573	Owens Realty Mortgage Inc	9,707
3,898	PennyMac Mortgage Investment Trust	66,071
4,362	Redwood Trust Inc	67,611
1,733	Resource Capital Corporation	14,245
2,342	Western Asset Mortgage Capital Corporation	23,631
	Total Mortgage Real Estate Investment Trust	1,029,549
	Multiline Retail – 0.2%
2,544	Big Lots, Inc, (3)	127,200
2,020	Freds Inc, (3)	29,431
1,156	Ollie's Bargain Outlet Holdings, Inc, (2)	35,316
644	Sears Holding Corporation, (2), (3)	4,495
2,567	Tuesday Morning Corporation, (2)	11,038
	Total Multiline Retail	207,480
	Multi-Utilities – 0.4%
3,622	Avista Corporation	139,955
NUVEEN      71

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Multi-Utilities (continued)
2,954	Black Hills Corporation	$184,774
2,785	Northwestern Corporation	159,051
794	Unitil Corp	36,341
	Total Multi-Utilities	520,121
	Oil, Gas & Consumable Fuels – 2.3%
8,341	Abraxas Petroleum Corporation, (2)	20,602
145	Adams Resources and Energy, Incorporated	5,619
1,806	Alon USA Energy, Inc	20,336
1,612	Ardmore Shipping Corporation	11,848
3,516	Bill Barrett Corporation, (2)	23,030
1,813	California Resources Corporation, (2)	38,834
10,602	Callon Petroleum Company Del, (2)	161,999
3,537	Carrizo Oil & Gas, Inc, (2)	125,069
340	Clayton Williams Energy, (2), (3)	49,453
5,487	Clean Energy Fuels Corporation, (2)	14,211
23,339	Cobalt International Energy, Inc, (2)	22,891
1,279	Contango Oil & Gas Company, (2)	10,360
905	CVTR Energy Inc, (3)	20,100
3,527	Delek US Holdings Inc	79,005
20,116	Denbury Resources Inc.	67,389
5,250	DHT Maritime Inc	24,623
1,516	Dorian LPG Limited, (2)	17,146
3,261	Eclipse Resources Corporation, (2)	8,022
2,213	EP Energy Corporation, Class A Shares, (2), (3)	11,596
898	Erin Energy Corporation, (2)	3,143
1,395	Evolution Petroleum Corporation	12,137
8,008	Exco Resources Inc	5,358
3,715	Frontline Limited, (3)	25,782
2,340	GasLog Limited	39,078
2,245	Gener8 Maritime Inc, (2)	11,337
5,495	Golar LNG, Limited, (3)	142,101
2,071	Green Plains Renewable Energy, Inc	46,597
918	International Seaways Inc, (2)	15,955
42	Isramco, Inc, (2)	5,258
3,258	Jones Energy Inc, Class A, (2)	14,498
4,750	Matador Resources Company, (2)	125,067
5,304	Navios Maritime Acquisition Corporation	9,865
5,642	Nordic American Tanker Shipping Ltd, (3)	48,747
2,674	Northern Oil and Gas Inc, (2), (3)	9,626
13,338	Oasis Petroleum Inc, (2)	188,599
2,392	Overseas Shipholding Group Inc	11,745
1,640	Pacific Ethanol, Inc, (2)	11,644
72      NUVEEN

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
876	Panhandle Oil and Gas Inc	$19,272
1,757	Par Pacific Holdings, Inc, (2)	25,529
3,076	PDC Energy Inc, (2)	227,439
2,191	Renewable Energy Group Inc, (2)	19,062
324	Rex Stores Corporation, (2), (3)	26,902
2,365	Ring Energy Inc, (2)	31,218
5,619	RSP Permian Inc, (2)	239,145
3,197	Sanchez Energy Corporation, (2), (3)	42,392
9,349	Scorpio Tankers Inc	35,807
3,784	SemGroup Corporation, A Shares	150,225
3,428	Ship Financial International Limited, (3)	51,420
10,631	Synergy Resources Corporation, (2), (3)	91,533
2,803	Teekay Shipping Corporation	28,170
6,664	Teekay Tankers Limited, Class A Shares	16,327
2,034	W&T Offshore Inc	5,899
4,615	Western Refining Inc	161,571
1,053	Westmoreland Coal Company, (2)	19,112
	Total Oil, Gas & Consumable Fuels	2,649,693
	Paper & Forest Products – 0.6%
2,232	Boise Cascade Company, (2)	55,354
970	Clearwater Paper Corporation, (2)	61,013
607	Deltic Timber Corporation	46,114
2,482	Glatfelter	60,586
4,940	KapStone Paper and Packaging Corp	118,461
8,249	Louisiana-Pacific Corporation, (2)	157,803
950	Neenah Paper, Inc.	78,042
1,732	Schweitzer-Mauduit International Inc	76,780
	Total Paper & Forest Products	654,153
	Personal Products – 0.3%
25,198	Avon Products, Inc.	147,913
318	e.l.f. Beauty, Incorporated, (2), (3)	7,937
1,000	Inter Parfums, Inc	34,100
909	Lifevantage Corporation, (2)	6,563
597	Medifast, Inc	25,175
424	Natural Health Trends Corporation	10,634
534	Nature's Sunshine Products	6,809
431	Nutraceutical International Corporation	14,439
671	Revlon Inc, (2)	22,445
1,206	Synutra International Inc, (2)	6,995
594	USANA Health Sciences, Inc, (2)	37,006
	Total Personal Products	320,016
NUVEEN      73

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals – 1.5%
2,343	AcelRx Pharmaceuticals Inc, (2)	$6,209
645	Aclaris Therapeutics Inc, (2), (3)	17,112
1,648	Aerie Pharmaceuticals Inc, (2)	72,347
759	Agile Therapeutics, Inc, (2)	1,746
2,035	Amphastar Pharmaceuticals, Inc, (2)	32,051
2,908	Ampio Pharmaceuticals Inc, (2)	2,850
454	ANI Pharmaceuticals Inc, (2)	27,444
1,907	Aratana Therpaeutics Inc, (2)	15,237
735	Axsome Therapeutics, Inc, (2)	3,601
5,496	Bio-Path Holdings Inc, (2)	5,221
5,697	Catalent, Inc, (2)	152,452
2,553	Cempra Inc, (2)	8,042
516	Clearside Biomedical, Incorporated, (2)	3,844
941	Collegium Pharmaceutical Inc, (2), (3)	15,828
4,272	Corcept Therapeutics, Inc, (2)	30,374
3,491	DepoMed, Inc, (2)	63,152
1,406	Dermira, Inc, (2)	41,393
7,218	Durect Corporation, (2)	7,651
1,266	Egalet Corporation, (2), (3)	6,191
2,428	Endocyte Inc, (2)	5,366
704	Flex Pharma Inc, (2)	3,069
348	Heska Corporation, (2)	27,708
9,227	Horizon Pharma Inc, (2)	151,046
4,188	Impax Laboratories Inc, (2)	55,072
4,623	Innoviva, Inc, (3)	49,004
1,458	Intersect ENT, Inc, (2)	19,683
1,962	Intra-Cellular Therapies Inc, (2)	28,331
1,584	Lannett Company Inc, (2), (3)	31,917
1,095	Lipocine, Inc, (2)	3,964
3,851	Medicines Company, (2), (3)	138,828
704	MyoKardia Inc, (2), (3)	7,885
8,137	Nektar Therapautics, (2)	98,539
909	Neos Therapeutics Inc, (2)	5,318
272	Novan, Inc, (2)	1,104
1,023	Ocular Therapeutix, Inc, (2)	6,711
2,314	Omeros Corporation, (2), (3)	22,423
2,084	Pacira Pharmaceuticals, Inc, (2)	80,130
1,048	Paratek Pharmaceuticals, Inc, (2)	15,825
1,071	Phibro Animal Health Corporation, Class A Shares	28,596
2,838	Prestige Brands Holdings Inc, (2)	149,733
325	Reata Pharmaceuticals, Inc, (2)	8,092
1,169	Revance Therapeutics Inc, (2)	23,380
74      NUVEEN

Shares	Description (1)	Value
	Pharmaceuticals (continued)
2,865	SciClone Pharmaceuticals, Inc, (2)	$29,080
1,340	Sucampo Pharmaceuticals, Inc, (2), (3)	14,941
2,683	Supernus Pharmaceuticals Incorporated, (2)	72,575
2,368	Teligent, Inc, (2)	16,576
2,078	Tetraphase Pharmaceuticals Inc, (2)	7,959
8,583	TherapeuticsMD, (2), (3)	49,867
2,294	Theravance Biopharma Inc, (2), (3)	68,728
1,075	Titan Pharmacuetical Inc, (2)	4,676
422	WaVe Life Sciences Limited, (2)	12,132
1,419	Zogenix Inc, (2)	11,423
	Total Pharmaceuticals	1,762,426
	Professional Services – 1.3%
2,855	Acacia Research	16,702
403	Barrett Business Services, Inc	24,224
2,822	CBIZ Inc, (2)	36,968
1,839	CEB Inc	140,592
1,005	Cogint, Inc, (2)	3,869
455	CRA International, Inc	15,120
1,463	Exponent, Inc	84,927
584	Franklin Covey Company, (2)	10,220
2,375	FTI Consulting Inc, (2)	100,083
729	GP Strategies Corporation, (2)	18,735
1,048	Heidrick & Struggles International, Inc	23,423
2,323	Hill International, Inc, (2)	12,544
1,237	Huron Consulting Group, Inc, (2)	56,036
1,033	ICF International, Inc, (2)	53,716
897	Insperity Inc	64,136
1,680	Kelly Services, Inc	37,615
1,402	KForce Inc	32,246
3,278	Korn Ferry International	95,226
981	Mistras Group Inc, (2)	22,641
2,719	Navigant Consulting Inc, (2)	67,159
2,909	On Assignment, Inc, (2)	131,720
2,039	Resources Connection, Inc	34,051
2,840	RPX Corporation, (2)	30,842
2,343	The Advisory Board Company, (2), (3)	106,608
2,409	TriNet Group Inc, (2)	61,261
2,408	TrueBlue Inc, (2), (3)	59,598
2,088	WageWorks, Incorporated, (2), (3)	150,649
	Total Professional Services	1,490,911
NUVEEN      75

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Real Estate Management & Development – 0.5%
2,668	Alexander & Baldwin Inc.	$118,779
661	Altisource Portfolio Solutions SA, (2), (3)	18,838
234	Consolidated Tomoka Land Company	12,870
1,955	Forestar Real Estate Group Inc, (2)	25,513
360	FRP Holdings Inc, (2)	14,040
46	Griffin Land & Nurseries, Inc	1,446
2,053	HFF Inc., Class A Shares, (2)	60,933
4,718	Kennedy-Wilson Holdings Inc	96,483
830	Marcus & Millichap Inc, (2)	21,389
1,015	ReMax Holdings Inc	56,891
2,888	St Joe Company, (2)	48,663
355	Stratus Properties, Inc, (2)	10,863
921	Tejon Ranch Company, (2)	21,763
395	The RMR Group Inc	18,881
1,281	Trinity Place Holdings, Inc, (2)	10,338
	Total Real Estate Management & Development	537,690
	Road & Rail – 0.5%
1,407	ArcBest Corporation, (3)	44,461
1,803	Celadon Group, Inc, (3)	13,703
678	Covenant Transport, Inc, (2)	14,597
2,635	Heartland Express, Inc, (3)	54,281
3,829	Knight Transportation Inc	127,889
1,315	Marten Transport, Ltd.	30,048
156	PAM Transportation Services, Inc, (2)	3,636
1,906	Roadrunner Transportation System Inc, (2), (3)	15,096
1,442	Saia, Inc, (2)	69,288
4,273	Swift Transportation Company, (2), (3)	97,553
552	Universal Truckload Services, Inc	7,976
510	USA Truck, Inc, (2)	4,309
2,555	Werner Enterprises, Inc	71,795
1,861	YRC Worldwide Inc, (2)	27,785
	Total Road & Rail	582,417
	Semiconductors & Semiconductor Equipment – 3.7%
2,259	Advanced Energy Industriess Inc, (2)	132,920
43,033	Advanced Micro Devices, Inc., (2)	446,238
1,039	Alpha & Omega Semiconductor Limited, (2)	21,144
1,831	Ambarella, Incorporated, (2), (3)	90,836
5,726	Amkor Technology Inc, (2)	53,882
1,667	Axcelis Technologies Inc., (2)	25,338
3,885	Brooks Automation Inc	67,677
1,348	Cabot Microelectronics Corporation	91,003
76      NUVEEN

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
3,689	Cavium Inc, (2), (3)	$244,250
1,127	CEVA, Inc, (2)	39,839
3,585	Cirrus Logic Inc, (2)	216,248
1,509	Cohu Inc	19,919
2,179	Diodes Inc, (2)	54,235
1,233	DSP Group Inc, (2)	13,378
8,091	Entegris Inc, (2)	151,707
2,335	Exar Corporation, (2)	23,934
3,932	FormFactor Inc, (2)	48,953
3,073	GigPeak, Inc, (2)	7,928
349	Impinj, Inc, (2), (3)	12,288
2,298	Inphi Corporation, (2)	105,294
7,710	Integrated Device Technology, Inc., (2)	194,215
7,518	Intersil Holding Corporation, Class A	168,629
1,437	IXYS Corporation	17,388
3,857	Kopin Corporation, (2)	12,304
6,862	Lattice Semiconductor Corporation, (2)	49,338
1,804	MA-COM Technology Solutions Holdings Incorporated, (2)	85,780
3,195	Maxlinear Inc, (2)	81,728
6,515	Microsemi Corporation, (2)	346,272
3,046	MKS Instruments Inc	200,731
2,228	Monolithic Power Systems, Inc	194,371
1,354	Nanometrics Inc, (2)	34,811
1,763	NeoPhotonics Corporation, (2)	19,305
273	NVE Corporation	21,182
1,546	PDF Solutions, Inc, (2)	34,800
3,733	Photronics Inc, (2)	42,930
1,568	Power Integrations Inc	111,328
6,220	Rambus Inc, (2)	80,736
1,713	Rudolph Technologies, (2)	39,313
3,697	Semtech Corporation, (2)	121,816
2,050	Sigma Designs, Inc, (2)	12,505
2,362	Silicon Laboratories Inc., (2)	154,002
2,007	Synaptics, Inc, (2)	113,155
2,818	Tessera Holding Corporation	127,374
1,836	Ultra Clean Holdings, Inc, (2)	23,005
1,236	Ultratech Stepper Inc, (2)	32,037
2,274	Veeco Instruments Inc, (2)	58,556
3,313	Xcerra Corporation, (2)	25,113
	Total Semiconductors & Semiconductor Equipment	4,269,735
	Software – 3.4%
5,046	8X8, Inc, (2)	79,979
NUVEEN      77

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Software (continued)
2,520	A10 Networks Inc, (2)	$20,084
6,599	ACI Worldwide, Inc., (2)	128,022
1,475	American Software, Inc	15,473
4,299	Aspen Technology Inc, (2)	228,320
1,258	Barracuda Networks Inc, (2)	29,550
2,701	Blackbaud, Inc	177,214
527	BlackLine, Inc, (2)	14,324
2,299	Bottomline Technologies, Inc, (2), (3)	59,130
1,683	Broadsoft Inc, (2)	70,686
3,487	Callidus Software, Inc, (2)	64,335
2,215	CommVault Systems, Inc, (2)	108,756
554	Digimarc Corporation, (3)	14,626
1,442	Ebix, Inc, (3)	80,031
1,875	Ellie Mae Incorporated, (2)	155,137
1,531	EnerNOC, Inc, (2)	8,727
499	Everbridge, Inc, (2), (3)	9,217
794	Exa Corporation, (2)	12,307
1,773	Fair Isaac Corporation	218,612
1,858	Gigamon Inc, (2)	61,593
1,470	Globant S.A, (2)	48,730
5,886	Glu Mobile, Inc, (2)	13,538
1,293	Guidance Software, Inc, (2)	9,387
1,650	HubSpot, Inc, (2)	84,645
1,640	Imperva Incorporated, (2)	68,470
3,302	Jive Software Inc, (2)	12,548
388	Majesco, (2)	1,987
6,130	Mentor Graphics Corporation	226,258
543	Microstrategy Inc, (2), (3)	109,306
1,684	Mitek Systems Inc, (2)	11,114
2,658	MobileIron, Inc, (2)	11,562
1,270	Model N Inc, (2)	11,176
2,321	Monotype Imaging Holdings Inc	50,830
856	Park City Group Inc, (2)	10,828
2,517	Paycom Software Inc, (2)	116,386
1,232	Paylocity Holding Corporation, (2)	38,020
2,062	Pegasystems, Inc	80,006
2,865	Progress Software Corporation	80,277
2,335	Proofpoint, Incorporated, (2)	187,174
1,441	PROS Holdings, Inc, (2)	32,250
490	QAD Inc A	14,161
1,555	Qualys Incorporated, (2)	55,824
1,137	Rapid7 Inc, (2), (3)	14,178
78      NUVEEN

Shares	Description (1)	Value
	Software (continued)
3,092	RealPage Inc, (2)	$94,615
3,352	RingCentral Inc., Class A, (2)	78,269
1,104	Rosetta Stone Inc, (2)	9,715
1,388	Sapiens International Corporation NV	18,544
107	SecureWorks Corp, (2)	1,106
2,167	Silver Springs Networks Inc, (2)	27,694
2,362	Synchronoss Technologies, Inc, (2)	90,984
4,760	Take-Two Interactive Software, Inc., (2)	255,374
1,581	Tangoe Inc, (2)	11,510
2,040	TeleNav Inc, (2)	18,156
2,128	The Rubicon Project Inc, (2)	18,024
6,697	TiVo, Inc	126,573
611	Varonis Systems Inc, (2)	18,269
1,724	Vasco Data Security International, Inc, (2)	26,205
3,553	Verint Systems Inc, (2)	132,705
3,030	VirnetX Holding Corporation, (2), (3)	7,878
1,256	Workiva Inc, (2)	15,826
4,643	Zendesk Inc, (2)	111,107
3,045	Zix Corporation, (2)	14,525
	Total Software	3,921,857
	Specialty Retail – 2.2%
3,760	Aaron Rents Inc	116,335
3,894	Abercrombie & Fitch Co., Class A, (3)	45,209
9,531	American Eagle Outfitters, Inc.	144,014
451	America's Car-Mart, Inc, (2)	18,919
1,143	Asbury Automotive Group, Inc, (2)	74,981
9,896	Ascena Retail Group Inc, (2)	47,600
521	At Home Group, Inc, (2)	7,940
2,291	Barnes & Noble Education, Inc, (2)	23,025
3,615	Barnes & Noble Inc	36,873
1,016	Big 5 Sporting Goods Corporation	15,646
881	Boot Barn Holdings, Inc, (2), (3)	9,559
1,637	Buckle Inc, (3)	34,623
776	Build-A-Bear-Workshop, Inc, (2)	9,312
2,451	Caleres Inc	75,368
687	Camping World Holdings, Inc	21,627
1,461	Cato Corporation	37,095
7,463	Chico's FAS, Inc.	100,676
1,071	Childrens Place Retail Stores Inc	103,887
824	Citi Trends, Inc	13,225
1,161	Conn's, Inc, (2), (3)	12,249
1,120	Container Store Group Inc, (2)	5,454
NUVEEN      79

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Specialty Retail (continued)
2,434	Destination XL Group Inc, (2)	$8,641
3,849	DSW Inc	81,445
4,254	Express Inc, (2)	45,220
2,390	Finish Line, Inc	41,108
3,065	Five Below, Incorporated, (2)	122,141
2,187	Francescas Holdings Corporation, (2)	38,141
1,175	Genesco Inc, (2)	70,735
3,926	GNC Holdings Inc	34,824
1,188	Group 1 Automotive Inc	95,979
3,498	Guess Inc	44,669
1,066	Haverty Furniture Companies Inc	23,239
1,306	Hibbett Sporting Goods, Inc, (2), (3)	43,098
844	Kirkland's, Inc, (2)	11,715
1,358	Lithia Motors Inc	140,037
1,506	Lumber Liquidators Inc, (2), (3)	23,584
1,413	Marinemax Inc, (2)	30,309
1,796	Monro Muffler Brake, Inc	107,580
31,652	Office Depot, Inc.	140,851
1,540	Party City Holdco Inc, (2), (3)	22,253
4,630	Pier 1 Imports, Inc.	33,660
2,967	Rent-A-Center Inc	26,584
2,213	RH, (2), (3)	59,795
744	Sears Hometown and Outlet Stores, (2)	2,716
2,650	Select Comfort Corporation, (2)	53,477
761	Shoe Carnival, Inc, (3)	19,459
1,599	Sonic Automotive Inc.	37,417
1,476	Sportsman's Warehouse Holdings Inc, (2)	10,981
1,604	Stage Stores Inc, (3)	4,491
1,780	Stein Mart, Inc	6,515
2,795	Tailored Brands, Inc	59,394
1,862	Tile Shop Holdings Inc	35,564
666	Tilly's Inc, Class A Shares, (2)	8,924
1,383	Vitamin Shoppe Inc, (2)	29,942
1,053	West Marine, Inc, (2)	9,761
128	Winmark Corporation	14,176
1,032	Zumiez, Inc, (2)	20,692
	Total Specialty Retail	2,512,734
	Technology Hardware, Storage & Peripherals – 0.5%
6,136	3D Systems Corporation, (2), (3)	101,183
1,838	Avid Technology Inc, (2)	9,833
1,168	CPI Card Group Inc	5,314
2,302	Cray, Inc, (2)	39,479
80      NUVEEN

Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals (continued)
3,915	Diebold Inc	$106,488
974	Eastman Kodak Company, (2)	13,052
2,689	Electronics For Imaging, (2)	120,844
1,656	Immersion Corporation, (2)	17,040
3,600	Nimble Storage Inc, (2)	30,852
3,898	Pure Storage Inc, Class A Shares, (2), (3)	44,320
2,805	Stratasys, Inc, (2), (3)	55,315
2,211	Super Micro Computer Inc, (2)	58,481
2,049	USA Technologies Inc, (2)	8,606
	Total Technology Hardware, Storage & Peripherals	610,807
	Textiles, Apparel & Luxury Goods – 0.7%
1,542	Columbia Sportswear Company, (3)	83,838
4,216	Crocs, Inc, (2)	30,777
616	Culp Inc	19,835
1,855	Deckers Outdoor Corporation, (2)	106,848
407	Delta Apparel Inc, (2)	7,627
2,399	Fossil Group Inc, (2), (3)	61,342
2,460	G III Apparel Group, Limited, (2)	64,600
2,451	Iconix Brand Group, Inc, (2)	25,221
880	Movado Group Inc	23,892
868	Oxford Industries Inc	47,757
718	Perry Ellis International, Inc, (2)	16,938
2,458	Sequential Brands Group Inc, (2)	11,380
3,522	Steven Madden Limited, (2)	123,974
459	Superior Uniform Group Inc	7,812
895	Unifi Inc, (2)	24,067
1,160	Vera Bradley Inc, (2)	13,294
1,376	Vince Holding Company, (2)	4,197
5,542	Wolverine World Wide Inc	130,182
	Total Textiles, Apparel & Luxury Goods	803,581
	Thrifts & Mortgage Finance – 2.1%
5,266	Astoria Financial Corporation	99,581
2,335	Bank Mutual Corporation	22,299
869	BankFinancial Corporation	11,705
1,026	Bear State Financial Inc, (3)	10,332
4,016	Beneficial Bancorp, Inc	71,686
3,430	BofI Holdings, Inc, (2), (3)	101,185
462	BSB Bancorp Inc, (2)	12,821
7,294	Capitol Federal Financial Inc	112,692
143	Charter Financial Corporation	2,457
1,253	Clifton Bancorp Inc	19,447
NUVEEN      81

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Thrifts & Mortgage Finance (continued)
1,788	Dime Community Bancshares, Inc	$38,263
466	ESSA Bancorp Inc	7,377
4,272	Essent Group Limited, (2)	147,683
537	Federal Agricultural Mortgage Corporation	29,889
503	First Defiance Financial Corporation	24,375
1,196	Flagstar Bancorp Inc, (2)	30,821
200	Greene County Bancorp, Inc	4,400
76	Hingham Institution for Savings	14,698
329	Home Bancorp Inc	11,703
1,352	HomeStreet Inc	35,422
583	Impac Mortgage Holdings Inc, (2)	8,057
4,995	Kearny Financial Corporation	76,174
364	LendingTree, Inc, (2), (3)	40,732
2,760	Meridian Bancorp, Inc, (3)	52,026
475	Meta Financial Group, Inc	41,729
19,523	MGIC Investment Corporation, (2)	207,920
1,851	Nationstar Mortgage Holdings, Incorporated, (2)	33,577
2,825	NMI Holdings Inc., Class A Shares, (2)	30,510
2,408	Northfield Bancorp Inc	43,464
5,495	Northwest Bancshares Inc	93,800
859	OceanFirst Financial Corporation	24,404
5,754	Ocwen Financial Corporation, (2)	30,324
2,207	Oritani Financial Corporation	38,291
777	PennyMac Financial Services Inc	13,131
3,029	PHH Corporation, (2)	44,163
252	Provident Bancorp, Inc, (2)	4,964
377	Provident Financial Holdings, Inc	6,986
3,494	Provident Financial Services Inc	92,486
12,318	Radian Group Inc.	226,651
637	SI Financial Group, Inc	9,587
334	Southern Missouri Bancorp, Inc	11,242
420	Territorial Bancorp Inc	13,301
5,222	TrustCo Bank Corporation NY	43,865
2,911	United Community Financial Corporation	24,773
2,869	United Financial Bancorp Inc	51,785
1,575	Walker & Dunlop Inc, (2)	49,471
1,235	Walter Investment Management Corporation	4,693
5,200	Washington Federal Inc	170,820
1,456	Waterstone Financial Inc	26,354
1,054	Western New England Bancorp, Inc	10,224
1,638	WSFS Financial Corporation	74,201
	Total Thrifts & Mortgage Finance	2,408,541
82      NUVEEN

Shares	Description (1)	Value
	Tobacco – 0.2%
476	Alliance One International, Inc, (2)	$7,925
340	Turning Point Brands, Inc, (2)	4,515
1,268	Universal Corporation	86,224
4,895	Vector Group Ltd.	107,984
	Total Tobacco	206,648
	Trading Companies & Distributors – 1.1%
2,731	Aircastle LTD	60,901
2,078	Applied Industrial Technologies Inc	125,616
3,421	Beacon Roofing Supply Company, (2)	149,738
3,151	BMC Stock Holdings Inc, (2)	58,924
1,051	CAI International Inc, (2)	16,963
890	DXP Enterprises, Inc, (2)	33,660
2,340	GATX Corporation, (3)	135,299
406	GMS, Inc, (2)	12,115
1,806	H&E Equipment Services, Inc	46,703
1,497	Kaman Corporation	75,643
361	Lawson Products, Inc	9,332
5,363	MRC Global Inc, (2)	110,210
595	Neff Corporation, Class A Shares, (2)	9,342
6,121	NOW Inc, (2)	130,133
348	Rush Enterprises, Class A, (2)	10,701
1,685	Rush Enterprises, Class A, (2)	55,184
665	SiteOne Landscape Supply, Inc, (2)	25,549
1,296	Textainer Group Holdings Limited	18,662
1,014	Titan Machinery, Inc, (2)	14,003
2,294	Triton International Limited of Bermuda	55,836
2,459	Univar Inc, (2)	73,327
471	Veritiv Corporation, (2), (3)	26,400
244	Willis Lease Finance Corporation, (2)	6,217
	Total Trading Companies & Distributors	1,260,458
	Water Utilities – 0.3%
2,089	American States Water Co	91,456
75	AquaVenture Holdings Limited, (2)	1,446
443	Artesian Resources Corporation	13,746
2,749	California Water Service Group	94,841
620	Connecticut Water Service, Inc	33,505
952	Consolidated Water Company, Limited	9,806
544	Global Water Resources, Inc, (3)	4,428
908	Middlesex Water Company	34,332
933	SJW Corporation	46,743
NUVEEN      83

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Water Utilities (continued)
805	York Water Company	$ 28,819
	Total Water Utilities	359,122
	Wireless Telecommunication Services – 0.1%
2,037	Boingo Wireless Inc, (2)	23,833
3,061	NII Holdings, Inc, (2)	8,648
2,645	Shenandoah Telecommunications Company	72,076
1,171	Spok Holdings, Inc	24,064
	Total Wireless Telecommunication Services	128,621
	Total Common Stocks (cost $65,444,065)	107,473,244

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.1%
6,523	Chelsea Therapeutics International Limited, (5)	$ —
692	Clinical Data, Inc., (5)	—
1,250	Durata Therapeutics Inc., (3), (5)	—
10,356	DYAX Corporation, (5)	11,495
4,499	Leap Wireless International Inc., (5)	11,337
6,240	Media General, Inc., (5)	1,934
424	Oncomed Pharamceuticals Inc., (5)	—
554	Tobira Therapeutics, Inc., (5)	7,612
2,878	Trius Therapeutics Inc., (5)	—
	Total Common Stock Rights (cost $18,128)	32,378

Shares	Description (1), (6)	Value
	EXCHANGE-TRADED FUNDS – 0.0%
684	CorEnergy Infrastructure Trust Inc.	$ 24,555
	Total Exchange-Traded Funds (cost $21,947)	24,555

Shares	Description (1)	Value
	WARRANTS – 0.0%
154	Asterias Biotherapeutics Inc.	$22
106	Imperial Holdings, Inc., (5)	—
	Total Warrants (cost $100)	22
	Total Long-Term Investments (cost $65,484,240)	107,530,199

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 8.6%
	Money Market Funds – 8.6%
10,063,555	First American Government Obligations Fund, Class X, 0.492%, (7), (8)	$ 10,063,555
	Total Investments Purchased with Collateral from Securities Lending (cost $10,063,555)	10,063,555

84      NUVEEN

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (9)	Value
	SHORT-TERM INVESTMENTS – 7.8%
	Money Market Funds – 7.6%
8,841,260	First American Treasury Obligations Fund, Class Z	0.411% (7)	N/A	N/A	$ 8,841,260
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$ 275	U.S. Treasury Bills, (10)	0.000%	2/02/17	AAA	274,997
	Total Short-Term Investments (cost $9,116,257)				9,116,257
	Total Investments (cost $84,664,052) – 108.8%				126,710,011
	Other Assets Less Liabilities – (8.8)% (11)				(10,269,039)
	Net Assets – 100%				$ 116,440,972
Investments in Derivatives
as of January 31, 2017
Futures Contracts
Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Russell 2000® Mini Index	Long	135	03/17	$9,176,625	$66,240	$(35,298)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
NUVEEN      85

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$107,473,244	$ —	$ —	$107,473,244
Warrants	22	—	—	22
Common Stock Rights	—	—	32,378	32,378
Exchange-Traded Funds	24,555	—	—	24,555
Investments Purchased with Collateral from Securities Lending	10,063,555	—	—	10,063,555
Short-Term Investments:
Money Market Funds	8,841,260	—	—	8,841,260
U.S. Government and Agency Obligations	—	274,997	—	274,997
Investments in Derivatives:
Futures Contracts*	(35,298)	—	—	(35,298)
Total	$126,367,338	$274,997	$32,378	$126,674,713

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments (excluding investments in derivatives) was $85,007,499.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2017, were as follows:
Gross unrealized:
Appreciation	$48,864,999
Depreciation	(7,162,487)
Net unrealized appreciation (depreciation) of investments	$41,702,512
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $9,890,116.
(4)	Rounds to less than 1 share.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(9)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(10)	Investment, or portion of investment, segregated as collateral for investments in derivatives.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable.
N/A	Not Applicable
REIT	Real Estate Investment Trust
86      NUVEEN

Nuveen Dividend Value Fund
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Aerospace & Defense – 2.1%
124,097	General Dynamics Corporation	$ 22,471,485
	Airlines – 1.1%
244,361	Delta Air Lines, Inc.	11,543,614
	Banks – 16.7%
2,281,830	Bank of America Corporation	51,660,631
348,351	BankUnited Inc	13,307,008
329,069	CIT Group Inc.	13,554,352
1,398,536	Huntington BancShares Inc.	18,922,192
562,802	JPMorgan Chase & Co.	47,629,933
1,164,026	KeyCorp	20,917,547
220,731	Pacwest Bancorp	12,228,498
	Total Banks	178,220,161
	Biotechnology – 1.3%
232,812	AbbVie Inc.	14,227,141
	Capital Markets – 5.2%
172,081	NASDAQ Stock Market, Inc	12,138,594
257,914	Raymond James Financial Inc	19,325,496
172,671	State Street Corporation	13,157,530
240,595	TD Ameritrade Holding Corporation	11,103,459
	Total Capital Markets	55,725,079
	Chemicals – 3.8%
131,494	Celanese Corporation, Series A	11,098,094
138,798	Eastman Chemical Company	10,756,845
109,530	PPG Industries, Inc.	10,954,095
64,226	Praxair, Inc.	7,606,927
	Total Chemicals	40,415,961
	Commercial Services & Supplies – 1.1%
267,283	KAR Auction Services Inc	12,174,741
	Communications Equipment – 2.7%
951,183	Cisco Systems, Inc.	29,220,343
	Consumer Finance – 1.2%
181,697	Discover Financial Services	12,587,968
NUVEEN      87

Nuveen Dividend Value Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Containers & Packaging – 1.4%
274,505	WestRock Company	$ 14,647,587
	Diversified Telecommunication Services – 4.0%
1,016,898	AT&T Inc.	42,872,420
	Electric Utilities – 1.8%
152,835	NextEra Energy Inc.	18,908,746
	Electrical Equipment – 2.1%
318,466	Eaton PLC	22,541,023
	Energy Equipment & Services – 2.3%
293,629	Schlumberger Limited	24,579,684
	Equity Real Estate Investment Trust – 3.5%
179,751	Crown Castle International Corporation	15,787,530
253,810	Lamar Advertising Company, Class A	19,167,731
96,370	Park Hotels & Resorts, Inc	2,615,493
	Total Equity Real Estate Investment Trust	37,570,754
	Health Care Providers & Services – 2.4%
89,491	CIGNA Corporation	13,085,374
75,918	UnitedHealth Group Incorporated	12,306,308
	Total Health Care Providers & Services	25,391,682
	Hotels, Restaurants & Leisure – 3.3%
— (2)	Hilton Grand Vacations Inc.	6
186,891	Hilton Worldwide Holdings Inc	10,761,193
173,965	Six Flags Entertainment Corporation	10,364,834
134,360	Wynn Resorts Ltd	13,628,135
	Total Hotels, Restaurants & Leisure	34,754,168
	Household Durables – 2.3%
399,896	D.R. Horton, Inc.	11,960,889
68,346	Whirlpool Corporation	11,953,032
	Total Household Durables	23,913,921
	Insurance – 1.0%
523,764	Old Republic International Corporation	10,894,291
	IT Services – 1.2%
161,518	Fidelity National Information Services	12,827,760
	Leisure Equipment & Products – 1.0%
420,681	Mattel, Inc.	11,026,049
	Media – 1.3%
178,359	Comcast Corporation, Class A	13,451,836
88      NUVEEN

Shares	Description (1)	Value
	Mortgage Real Estate Investment Trust – 1.3%
618,442	Starwood Property Trust Inc	$ 13,766,519
	Multi-Utilities – 3.6%
273,285	CMS Energy Corporation	11,641,941
161,732	DTE Energy Company	15,953,244
465,665	NiSource Inc	10,416,926
	Total Multi-Utilities	38,012,111
	Oil, Gas & Consumable Fuels – 12.6%
311,939	Anadarko Petroleum Corporation	21,689,119
358,024	Chevron Corporation	39,865,973
174,599	Exxon Mobil Corporation	14,647,110
464,601	HollyFrontier Company	13,459,491
204,956	Occidental Petroleum Corporation	13,889,868
72,475	Pioneer Natural Resources Company	13,062,169
623,499	Williams Companies Inc	17,981,711
	Total Oil, Gas & Consumable Fuels	134,595,441
	Personal Products – 1.6%
415,380	Unilever NV	16,885,197
	Pharmaceuticals – 5.3%
238,657	GlaxoSmithKline PLC	9,381,607
123,819	Johnson & Johnson	14,022,502
1,025,899	Pfizer Inc.	32,551,775
	Total Pharmaceuticals	55,955,884
	Road & Rail – 1.6%
371,561	CSX Corporation	17,236,715
	Semiconductors & Semiconductor Equipment – 2.7%
286,194	QUALCOMM, Inc.	15,291,345
233,393	Xilinx, Inc.	13,583,473
	Total Semiconductors & Semiconductor Equipment	28,874,818
	Software – 3.1%
327,388	CA Technologies	10,237,423
355,439	Microsoft Corporation	22,979,131
	Total Software	33,216,554
	Specialty Retail – 0.8%
193,619	Best Buy Co., Inc., (3)	8,619,918
	Technology Hardware, Storage & Peripherals – 1.4%
124,561	Apple, Inc.	15,115,477
NUVEEN      89

Nuveen Dividend Value Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Tobacco – 2.7%
407,052	Altria Group, Inc.	$ 28,973,961
	Total Long-Term Investments (cost $757,489,858)	1,061,219,009

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%
	Money Market Funds – 0.1%
634,496	First American Government Obligations Fund, Class X, 0.492%, (4), (5)	$ 634,496
	Total Investments Purchased with Collateral from Securities Lending (cost $634,496)	634,496

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.6%
	Money Market Funds – 0.6%
6,508,364	First American Treasury Obligations Fund, Class Z, 0.411%, (4)	$ 6,508,364
	Total Short-Term Investments (cost $6,508,364)	6,508,364
	Total Investments (cost $764,632,718) – 100.2%	1,068,361,869
	Other Assets Less Liabilities – (0.2)%	(1,787,440)
	Net Assets – 100%	$ 1,066,574,429
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,061,219,009	$ —	$ —	$1,061,219,009
Investments Purchased with Collateral from Securities Lending	634,496	—	—	634,496
Short-Term Investments:
Money Market Funds	6,508,364	—	—	6,508,364
Total	$1,068,361,869	$ —	$ —	$1,068,361,869
90      NUVEEN

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments was $767,048,680.
Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:
Gross unrealized:
Appreciation	$304,481,003
Depreciation	(3,167,814)
Net unrealized appreciation (depreciation) of investments	$301,313,189
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Shares round to less than 1.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $624,259.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
NUVEEN      91

Nuveen Mid Cap Value Fund
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.9%
	COMMON STOCKS – 98.9%
	Aerospace & Defense – 2.0%
13,921	L-3 Communications Holdings, Inc	$ 2,209,124
	Airlines – 1.2%
13,781	Alaska Air Group, Inc.	1,292,933
	Banks – 7.8%
43,373	CIT Group Inc.	1,786,534
33,596	East West Bancorp Inc	1,728,178
177,885	Huntington BancShares Inc.	2,406,784
52,797	Western Alliance Bancorporation, (2)	2,607,116
	Total Banks	8,528,612
	Building Products – 1.3%
24,968	Owens Corning	1,379,482
	Capital Markets – 7.3%
65,182	E*Trade Group Inc, (2)	2,441,066
16,860	Evercore Partners Inc	1,305,807
27,587	NASDAQ Stock Market, Inc	1,945,987
30,563	Raymond James Financial Inc	2,290,085
	Total Capital Markets	7,982,945
	Chemicals – 2.8%
17,915	Celanese Corporation, Series A	1,512,026
20,601	Eastman Chemical Company	1,596,578
	Total Chemicals	3,108,604
	Consumer Finance – 2.8%
26,486	Discover Financial Services	1,834,950
106,332	SLM Corporation	1,263,224
	Total Consumer Finance	3,098,174
	Containers & Packaging – 2.5%
17,772	International Paper Company	1,005,895
32,543	WestRock Company	1,736,495
	Total Containers & Packaging	2,742,390
	Electric Utilities – 3.6%
36,800	Alliant Energy Corporation	1,385,520
35,669	Edison International	2,599,557
	Total Electric Utilities	3,985,077
92      NUVEEN

Shares	Description (1)	Value
	Electrical Equipment – 1.2%
10,789	Hubbell Inc	$ 1,317,121
	Electronic Equipment, Instruments & Components – 1.1%
16,242	Arrow Electronics, Inc., (2)	1,194,112
	Energy Equipment & Services – 2.2%
80,476	Nabors Industries Inc.	1,307,735
59,580	Superior Energy Services, Inc	1,052,779
	Total Energy Equipment & Services	2,360,514
	Equity Real Estate Investment Trust – 7.2%
98,826	Developers Diversified Realty Corporation	1,500,179
19,540	Digital Realty Trust Inc	2,103,090
17,790	Entertainment Properties Trust	1,315,926
15,378	Mid-America Apartment Communities	1,460,141
13,869	SL Green Realty Corporation	1,511,305
	Total Equity Real Estate Investment Trust	7,890,641
	Food Products – 2.7%
36,254	Lamb Weston Holding, Inc	1,354,449
29,736	Pinnacle Foods Inc	1,581,658
	Total Food Products	2,936,107
	Health Care Equipment & Supplies – 1.9%
43,910	Boston Scientific Corporation, (2)	1,056,474
8,181	Zimmer Biomet Holdings, Inc.	968,058
	Total Health Care Equipment & Supplies	2,024,532
	Health Care Providers & Services – 2.3%
17,861	Centene Corporation, (2)	1,130,066
9,451	CIGNA Corporation	1,381,925
	Total Health Care Providers & Services	2,511,991
	Hotels, Restaurants & Leisure – 3.3%
76,196	MGM Resorts International Inc	2,194,445
14,811	Royal Caribbean Cruises Limited	1,386,754
	Total Hotels, Restaurants & Leisure	3,581,199
	Household Durables – 4.2%
42,514	D.R. Horton, Inc.	1,271,594
8,993	Mohawk Industries Inc, (2)	1,941,049
7,719	Whirlpool Corporation	1,349,976
	Total Household Durables	4,562,619
	Insurance – 3.5%
111,094	Old Republic International Corporation	2,310,755
33,393	Unum Group	1,517,044
	Total Insurance	3,827,799
NUVEEN      93

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	IT Services – 1.9%
17,208	Fidelity National Information Services	$1,366,660
48,148	First Data Corporation, Class A, (2)	738,590
	Total IT Services	2,105,250
	Leisure Equipment & Products – 1.5%
19,908	Hasbro, Inc.	1,642,609
	Life Sciences Tools & Services – 0.7%
16,671	Agilent Technologies, Inc.	816,379
	Machinery – 5.5%
25,004	Dover Corporation	1,944,061
26,090	Ingersoll Rand Company Limited	2,070,241
13,921	Parker Hannifin Corporation	2,048,197
	Total Machinery	6,062,499
	Metals & Mining – 0.9%
29,921	Steel Dynamics Inc	1,011,629
	Mortgage Real Estate Investment Trust – 1.7%
84,800	Starwood Property Trust Inc	1,887,648
	Multi-Utilities – 5.4%
21,889	DTE Energy Company	2,159,131
39,850	MDU Resources Group Inc	1,169,597
73,355	NiSource Inc	1,640,951
16,751	WEC Energy Group, Inc.	989,147
	Total Multi-Utilities	5,958,826
	Oil, Gas & Consumable Fuels – 7.4%
14,168	Cimarex Energy Company	1,915,655
47,033	HollyFrontier Company	1,362,546
99,027	Marathon Oil Corporation	1,658,702
23,601	Newfield Exploration Company, (2)	945,928
12,189	Pioneer Natural Resources Company	2,196,824
	Total Oil, Gas & Consumable Fuels	8,079,655
	Real Estate Management & Development – 1.3%
13,275	Jones Lang LaSalle Inc	1,367,723
	Road & Rail – 1.2%
16,712	Genesee & Wyoming Inc., Class A, (2)	1,259,416
	Semiconductors & Semiconductor Equipment – 1.8%
80,321	Micron Technology, Inc., (2)	1,936,539
	Software – 5.2%
18,881	Activision Blizzard Inc.	759,205
94      NUVEEN

Shares	Description (1)	Value
	Software (continued)
50,146	CA Technologies	$1,568,065
8,270	Electronic Arts Inc, (2)	689,966
19,700	Nice Systems Limited	1,382,546
25,257	Parametric Technology Corporation, (2)	1,327,761
	Total Software	5,727,543
	Specialty Retail – 2.5%
27,978	Best Buy Co., Inc.	1,245,581
22,497	Foot Locker, Inc.	1,541,944
	Total Specialty Retail	2,787,525
	Thrifts & Mortgage Finance – 1.0%
38,610	BofI Holdings, Inc, (2), (3)	1,138,995
	Total Long-Term Investments (cost $90,326,064)	108,316,212

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.0%
	Money Market Funds – 1.0%
1,108,467	First American Government Obligations Fund, Class X, 0.492%, (4), (5)	$ 1,108,467
	Total Investments Purchased with Collateral from Securities Lending (cost $1,108,467)	1,108,467

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.0%
	Money Market Funds – 1.0%
1,061,390	First American Treasury Obligations Fund, Class Z, 0.411%, (4)	$ 1,061,390
	Total Short-Term Investments (cost $1,061,390)	1,061,390
	Total Investments (cost $92,495,921) – 100.9%	110,486,069
	Other Assets Less Liabilities – (0.9)%	(1,021,573)
	Net Assets – 100%	$ 109,464,496
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
NUVEEN      95

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$108,316,212	$ —	$ —	$108,316,212
Investments Purchased with Collateral from Securities Lending	1,108,467	—	—	1,108,467
Short-Term Investments:
Money Market Funds	1,061,390	—	—	1,061,390
Total	$110,486,069	$ —	$ —	$110,486,069
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments was $92,545,941.
Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:
Gross unrealized:
Appreciation	$19,099,333
Depreciation	(1,159,205)
Net unrealized appreciation (depreciation) of investments	$17,940,128
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,127,579.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
96      NUVEEN

Nuveen Small Cap Value Fund
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.0%
	COMMON STOCKS – 96.0%
	Aerospace & Defense – 0.5%
126,426	BWX Technologies, Inc	$ 5,245,415
	Auto Components – 1.9%
207,837	Cooper Tire & Rubber	7,534,091
644,022	Dana Holding Corporation	12,970,603
	Total Auto Components	20,504,694
	Banks – 18.7%
185,707	Bank of the Ozarks, Inc	10,189,743
395,928	Banner Corporation	22,219,479
366,273	Berkshire Hills Bancorp, Inc	12,966,064
440,006	Customers Bancorp Inc, (2)	15,162,607
543,382	First Busey Corporation	15,893,924
401,126	Heartland Financial USA, Inc	18,772,697
373,846	Preferred Bank Los Angeles	20,714,807
508,990	Renasant Corporation	20,257,802
873,264	Sterling Bancorp	20,827,346
394,274	Webster Financial Corporation	20,707,270
317,104	Western Alliance Bancorporation, (2)	15,658,596
124,971	Wintrust Financial Corporation	8,947,924
	Total Banks	202,318,259
	Capital Markets – 1.6%
229,257	Evercore Partners Inc	17,755,955
	Chemicals – 2.3%
282,655	Kraton Performance Polymers Inc, (2)	7,592,113
143,862	Minerals Technologies Inc	11,530,539
265,341	Orion Engineered Carbons SA	5,479,292
	Total Chemicals	24,601,944
	Commercial Services & Supplies – 3.0%
511,491	LSC Communications, Inc	13,411,294
433,259	Quad Graphics Inc	11,347,053
282,318	SP Plus Corporation, (2)	7,820,209
	Total Commercial Services & Supplies	32,578,556
	Communications Equipment – 4.8%
157,158	Finisar Corporation, (2)	4,647,162
228,207	Netgear, Inc, (2)	12,984,978
NUVEEN      97

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Communications Equipment (continued)
368,124	Plantronics Inc.	$20,828,456
883,960	Radware, Limited, (2)	12,985,373
	Total Communications Equipment	51,445,969
	Construction & Engineering – 2.5%
162,458	Emcor Group Inc	11,321,698
513,052	Tutor Perini Corporation, (2)	15,288,950
	Total Construction & Engineering	26,610,648
	Diversified Telecommunication Services – 0.7%
1,109,855	Vonage Holdings Corporation, (2)	7,868,872
	Electric Utilities – 1.9%
206,237	El Paso Electric Company	9,466,278
308,807	PNM Resources Inc	10,622,961
	Total Electric Utilities	20,089,239
	Electrical Equipment – 2.7%
1,057,503	Babcock & Wilcox Enterprises, Inc, (2)	17,596,850
152,944	Regal-Beloit Corporation	11,103,734
	Total Electrical Equipment	28,700,584
	Electronic Equipment, Instruments & Components – 1.2%
763,707	Vishay Intertechnology Inc	12,677,536
	Energy Equipment & Services – 1.3%
821,400	Superior Energy Services, Inc, (3)	14,514,138
	Equity Real Estate Investment Trust – 6.7%
733,557	Brandywine Realty Trust	11,810,268
118,644	Entertainment Properties Trust	8,776,097
438,998	Kite Realty Group Trust	10,544,732
1,128,848	Monogram Residential Trust, Inc	11,480,384
624,391	STAG Industrial Inc	14,448,408
995,103	Summit Hotel Properties Inc	15,752,480
	Total Equity Real Estate Investment Trust	72,812,369
	Food & Staples Retailing – 0.8%
240,200	SpartanNash Co	9,093,972
	Gas Utilities – 1.0%
166,703	Spire, Inc	10,835,695
	Health Care Equipment & Supplies – 2.1%
343,131	Globus Medical Inc, Class A, (2)	9,044,933
204,003	Halyard Health Inc, (2)	7,847,995
226,104	Nxstage Medical, Inc, (2)	6,082,198
	Total Health Care Equipment & Supplies	22,975,126
98      NUVEEN

Shares	Description (1)	Value
	Health Care Providers & Services – 3.8%
254,306	AMN Healthcare Services Inc, (2)	$9,116,870
599,387	Civitas Solutions Inc, (2)	10,968,782
624,896	Pharmerica Corporation, (2)	15,497,421
216,564	Tivity Health Inc, (2)	5,554,867
	Total Health Care Providers & Services	41,137,940
	Hotels, Restaurants & Leisure – 0.6%
41,902	CBRL Group Inc, (3)	6,623,030
	Household Durables – 2.3%
316,535	CalAtlantic Group Inc	11,037,575
472,080	La Z Boy Inc	13,501,488
	Total Household Durables	24,539,063
	Insurance – 6.5%
466,764	American Equity Investment Life Holding Company	11,015,630
211,117	Amerisafe, Inc	13,310,927
234,777	Argo Group International Holdings Inc	15,013,989
972,361	CNO Financial Group Inc	18,387,347
307,241	Horace Mann Educators Corporation, (3)	12,704,415
	Total Insurance	70,432,308
	Internet Software & Services – 0.3%
428,464	Brightcove Inc, (2)	3,084,941
	IT Services – 2.3%
324,939	Convergys Corporation	8,064,986
489,973	NeuStar, Inc., Class A, (2)	16,267,104
	Total IT Services	24,332,090
	Leisure Equipment & Products – 1.2%
223,874	Brunswick Corporation	13,401,098
	Machinery – 2.9%
416,876	Altra Industrial Motion, Inc	15,549,475
826,265	NN, Incorporated, (3)	15,988,227
	Total Machinery	31,537,702
	Media – 1.3%
226,220	Meredith Corporation	13,867,286
	Metals & Mining – 1.6%
848,185	Commercial Metals Company	17,328,419
	Mortgage Real Estate Investment Trust – 1.7%
1,231,737	Invesco Mortgage Capital Inc	17,946,408
	Oil, Gas & Consumable Fuels – 5.0%
806,539	Callon Petroleum Company Del, (2)	12,323,916
NUVEEN      99

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
327,932	Delek US Holdings Inc	$7,345,677
191,650	PDC Energy Inc, (2)	14,170,601
2,017,083	Scorpio Tankers Inc	7,725,428
905,541	WPX Energy Inc, (2)	12,614,186
	Total Oil, Gas & Consumable Fuels	54,179,808
	Professional Services – 0.9%
325,841	Korn Ferry International	9,465,681
	Semiconductors & Semiconductor Equipment – 2.7%
1,481,794	Cypress Semiconductor Corporation	17,485,169
170,810	MKS Instruments Inc	11,256,379
	Total Semiconductors & Semiconductor Equipment	28,741,548
	Software – 1.1%
314,020	Synchronoss Technologies, Inc, (2)	12,096,050
	Specialty Retail – 1.6%
692,012	Express Inc, (2)	7,356,088
697,021	Kirkland's, Inc, (2)	9,674,651
	Total Specialty Retail	17,030,739
	Technology Hardware, Storage & Peripherals – 0.7%
288,129	Super Micro Computer Inc, (2)	7,621,012
	Textiles, Apparel & Luxury Goods – 0.8%
260,165	Culp Inc	8,377,313
	Thrifts & Mortgage Finance – 3.8%
302,604	Flagstar Bancorp Inc, (2)	7,798,105
1,075,844	Radian Group Inc.	19,795,530
305,968	WSFS Financial Corporation	13,860,350
	Total Thrifts & Mortgage Finance	41,453,985
	Water Utilities – 1.2%
367,872	California Water Service Group	12,691,584
	Total Long-Term Investments (cost $914,030,997)	1,036,516,976

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.6%
	Money Market Funds – 0.6%
6,593,486	First American Government Obligations Fund, Class X, 0.492%, (4), (5)	$ 6,593,486
	Total Investments Purchased with Collateral from Securities Lending (cost $6,593,486)	6,593,486

100      NUVEEN

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 4.1%
	Money Market Funds – 4.1%
43,671,496	First American Treasury Obligations Fund, Class Z, 0.411%, (4)	$ 43,671,496
	Total Short-Term Investments (cost $43,671,496)	43,671,496
	Total Investments (cost $964,295,979) – 100.7%	1,086,781,958
	Other Assets Less Liabilities – (0.7)%	(7,528,728)
	Net Assets – 100%	$ 1,079,253,230
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,036,516,976	$ —	$ —	$1,036,516,976
Investments Purchased with Collateral from Securities Lending	6,593,486	—	—	6,593,486
Short-Term Investments:
Money Market Funds	43,671,496	—	—	43,671,496
Total	$1,086,781,958	$ —	$ —	$1,086,781,958
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments was $964,638,870.
Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:
Gross unrealized:
Appreciation	$132,230,142
Depreciation	(10,087,054)
Net unrealized appreciation (depreciation) of investments	$122,143,088
NUVEEN      101

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $6,425,951.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
102      NUVEEN

Nuveen Large Cap Growth Opportunities Fund
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.0%
	COMMON STOCKS – 99.0%
	Aerospace & Defense – 2.4%
28,891	Lockheed Martin Corporation	$ 7,261,175
	Airlines – 1.6%
51,800	Alaska Air Group, Inc.	4,859,876
	Banks – 3.2%
34,582	Signature Bank, (2)	5,447,357
23,066	SVB Financial Group, (2)	3,972,658
	Total Banks	9,420,015
	Biotechnology – 8.2%
89,916	AbbVie Inc.	5,494,767
17,560	Alexion Pharmaceuticals Inc., (2)	2,294,741
14,559	Biogen Inc, (2)	4,036,337
49,813	Celgene Corporation, (2)	5,785,780
33,136	Incyte Pharmaceuticals Inc, (2)	4,016,414
31,079	Vertex Pharmaceuticals Inc, (2)	2,668,753
	Total Biotechnology	24,296,792
	Capital Markets – 6.0%
86,535	Raymond James Financial Inc	6,484,068
64,777	State Street Corporation	4,936,007
138,607	TD Ameritrade Holding Corporation	6,396,713
	Total Capital Markets	17,816,788
	Chemicals – 1.9%
18,616	Sherwin-Williams Company	5,655,727
	Food Products – 1.7%
93,849	Pinnacle Foods Inc	4,991,828
	Health Care Equipment & Supplies – 2.7%
176,315	Boston Scientific Corporation, (2)	4,242,139
38,315	Edwards Lifesciences Corporation, (2)	3,687,436
	Total Health Care Equipment & Supplies	7,929,575
	Health Care Providers & Services – 3.2%
41,062	Centene Corporation, (2)	2,597,993
23,289	CIGNA Corporation	3,405,317
17,656	Humana Inc.	3,504,716
	Total Health Care Providers & Services	9,508,026
NUVEEN      103

Nuveen Large Cap Growth Opportunities Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 2.9%
127,259	MGM Resorts International Inc	$3,665,059
47,243	Wynn Resorts Ltd	4,791,858
	Total Hotels, Restaurants & Leisure	8,456,917
	Household Durables – 3.5%
21,783	Mohawk Industries Inc, (2)	4,701,643
118,901	Newell Brands Inc.	5,627,584
	Total Household Durables	10,329,227
	Internet & Catalog Retail – 4.7%
16,950	Amazon.com, Inc., (2)	13,957,986
	Internet & Direct Marketing Retail – 2.4%
4,544	priceline.com Incorporated, (2), (3)	7,157,391
	Internet Software & Services – 9.6%
20,315	Alphabet Inc., Class A, (2)	16,662,160
91,324	Facebook Inc., Class A, (2)	11,901,344
	Total Internet Software & Services	28,563,504
	IT Services – 8.2%
73,588	Cognizant Technology Solutions Corporation, Class A	3,869,993
219,741	First Data Corporation, Class A, (2)	3,370,827
102,492	PayPal Holdings, Inc, (2)	4,077,132
155,870	Visa Inc., Class A	12,892,007
	Total IT Services	24,209,959
	Machinery – 2.5%
22,661	Cummins Inc.	3,331,394
52,874	Ingersoll Rand Company Limited	4,195,552
	Total Machinery	7,526,946
	Media – 4.5%
81,384	CBS Corporation, Class B	5,248,454
24,589	Charter Communications, Inc., Class A, (2)	7,965,607
	Total Media	13,214,061
	Oil, Gas & Consumable Fuels – 2.8%
19,703	Concho Resources Inc, (2)	2,747,386
73,870	Parsley Energy Inc. Class A Shares, (2)	2,601,701
15,851	Pioneer Natural Resources Company	2,856,826
	Total Oil, Gas & Consumable Fuels	8,205,913
	Road & Rail – 3.2%
41,013	Norfolk Southern Corporation	4,817,387
43,871	Union Pacific Corporation	4,675,771
	Total Road & Rail	9,493,158
104      NUVEEN

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 2.8%
27,076	Broadcom Limited	$5,401,662
25,171	Lam Research Corporation	2,891,141
	Total Semiconductors & Semiconductor Equipment	8,292,803
	Software – 13.2%
99,551	Activision Blizzard Inc.	4,002,946
50,240	Adobe Systems Incorporated, (2)	5,696,211
41,597	Citrix Systems, (2)	3,793,230
48,314	Electronic Arts Inc, (2)	4,030,837
238,911	Microsoft Corporation	15,445,596
40,967	Salesforce.com, Inc., (2)	3,240,490
32,068	ServiceNow Inc, (2)	2,906,002
	Total Software	39,115,312
	Technology Hardware, Storage & Peripherals – 4.5%
109,954	Apple, Inc.	13,342,918
	Trading Companies & Distributors – 1.5%
107,694	HD Supply Holdings Inc., (2)	4,555,456
	Wireless Telecommunication Services – 1.8%
83,846	T-Mobile US Inc, (2)	5,221,090
	Total Long-Term Investments (cost $214,266,566)	293,382,443

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.3%
	Money Market Funds – 1.3%
3,839,441	First American Government Obligations Fund, Class X, 0.492%, (4), (5)	$ 3,839,441
	Total Investments Purchased with Collateral from Securities Lending (cost $3,839,441)	3,839,441
	Total Investments (cost $218,106,007) – 100.3%	297,221,884
	Other Assets Less Liabilities – (0.3)%	(796,815)
	Net Assets – 100%	$ 296,425,069
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      105

Nuveen Large Cap Growth Opportunities Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$293,382,443	$ —	$ —	$293,382,443
Investments Purchased with Collateral from Securities Lending	3,839,441	—	—	3,839,441
Total	$297,221,884	$ —	$ —	$297,221,884
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments was $218,736,294.
Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:
Gross unrealized:
Appreciation	$80,066,508
Depreciation	(1,580,918)
Net unrealized appreciation (depreciation) of investments	$78,485,590
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,699,980.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
106      NUVEEN

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 99.2%
	Aerospace & Defense – 1.3%
51,220	TransDigm Group Inc, (2)	$ 11,084,008
	Airlines – 1.9%
178,272	Alaska Air Group, Inc.	16,725,479
	Banks – 0.2%
13,765	Signature Bank, (2)	2,168,263
	Biotechnology – 2.2%
54,576	BioMarin Pharmaceutical Inc, (2)	4,782,495
122,268	Incyte Pharmaceuticals Inc, (2)	14,820,104
	Total Biotechnology	19,602,599
	Building Products – 2.3%
273,979	Masco Corporation	9,027,608
234,023	Smith AO Corporation	11,408,621
	Total Building Products	20,436,229
	Capital Markets – 9.4%
172,123	CBOE Holdings Inc	13,704,433
351,249	E*Trade Group Inc, (2)	13,154,275
152,348	Intercontinental Exchange Group, Inc	8,891,029
134,830	Moody's Corporation	13,977,826
97,213	MSCI Inc.	8,044,376
87,701	S&P Global, Inc	10,539,906
324,656	TD Ameritrade Holding Corporation	14,982,875
	Total Capital Markets	83,294,720
	Chemicals – 2.0%
56,951	Sherwin-Williams Company	17,302,283
	Commercial Services & Supplies – 2.5%
93,510	Cintas Corporation	10,857,446
245,703	KAR Auction Services Inc	11,191,772
	Total Commercial Services & Supplies	22,049,218
	Communications Equipment – 1.0%
67,886	F5 Networks, Inc., (2), (3)	9,098,761
	Containers & Packaging – 2.2%
166,503	Ball Corporation	12,697,519
NUVEEN      107

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Containers & Packaging (continued)
135,934	Berry Plastics Corporation, (2)	$ 6,936,712
	Total Containers & Packaging	19,634,231
	Distributors – 1.7%
459,623	LKQ Corporation, (2)	14,666,570
	Electrical Equipment – 2.7%
53,720	Acuity Brands Inc.	11,132,396
250,845	Ametek Inc.	12,818,179
	Total Electrical Equipment	23,950,575
	Electronic Equipment, Instruments & Components – 0.9%
123,164	Amphenol Corporation, Class A	8,312,338
	Food Products – 1.6%
383,913	Lamb Weston Holding, Inc	14,342,990
	Health Care Equipment & Supplies – 3.9%
151,405	DexCom, Inc, (2)	11,983,705
347,177	Hologic Inc., (2)	14,071,084
199,025	Insulet Corporation, (2)	8,279,440
	Total Health Care Equipment & Supplies	34,334,229
	Health Care Providers & Services – 2.3%
241,861	Acadia Healthcare Company Inc, (2), (3)	9,280,207
173,063	Centene Corporation, (2)	10,949,696
	Total Health Care Providers & Services	20,229,903
	Hotels, Restaurants & Leisure – 4.8%
140,454	Marriott International, Inc., Class A	11,882,409
464,004	MGM Resorts International Inc	13,363,315
173,635	Wynn Resorts Ltd	17,611,798
	Total Hotels, Restaurants & Leisure	42,857,522
	Household Durables – 4.0%
318,880	D.R. Horton, Inc.	9,537,701
56,694	Mohawk Industries Inc, (2), (3)	12,236,833
286,752	Newell Brands Inc.	13,571,972
	Total Household Durables	35,346,506
	Internet & Direct Marketing Retail – 1.4%
101,117	Expedia, Inc.	12,294,816
	Internet Software & Services – 1.0%
242,022	GoDaddy, Inc., Class A Shares, (2), (3)	8,647,446
	IT Services – 8.6%
79,032	Alliance Data Systems Corporation	18,049,328
153,651	Fidelity National Information Services	12,202,963
108      NUVEEN

Shares	Description (1)	Value
	IT Services (continued)
420,824	First Data Corporation, Class A, (2)	$6,455,440
107,304	FleetCor Technologies Inc, (2)	15,826,267
106,742	Gartner Inc, (2)	10,605,885
246,181	Total System Services Inc	12,476,453
	Total IT Services	75,616,336
	Life Sciences Tools & Services – 4.3%
588,822	Accelerate Diagnostics Inc, (2)	12,335,821
168,979	Quintiles Transnational Corporation, (2)	13,263,162
85,167	Waters Corporation, (2)	12,063,905
	Total Life Sciences Tools & Services	37,662,888
	Machinery – 6.1%
71,230	Cummins Inc.	10,471,522
121,306	Dover Corporation	9,431,542
95,865	Nordson Corporation	10,883,553
66,375	Snap-on Incorporated	12,049,054
89,543	Stanley Black & Decker Inc	11,103,332
	Total Machinery	53,939,003
	Media – 4.7%
326,687	Discovery Communications Inc., Class A, (2), (3)	9,261,576
553,809	Interpublic Group of Companies, Inc.	13,031,126
313,224	Liberty Sirius Group, Class-A Shares, (2)	11,351,238
1,641,608	Sirius XM Holdings Inc, (3)	7,748,390
	Total Media	41,392,330
	Multiline Retail – 1.6%
184,242	Dollar Tree Stores Inc, (2)	14,221,640
	Oil, Gas & Consumable Fuels – 1.1%
289,357	Parsley Energy Inc. Class A Shares, (2)	10,191,153
	Road & Rail – 1.0%
375,668	Swift Transportation Company, (2), (3)	8,576,500
	Semiconductors & Semiconductor Equipment – 3.8%
127,655	Lam Research Corporation	14,662,453
184,576	MA-COM Technology Solutions Holdings Incorporated, (2)	8,776,589
184,940	Microsemi Corporation, (2)	9,829,561
	Total Semiconductors & Semiconductor Equipment	33,268,603
	Software – 11.2%
295,552	Activision Blizzard Inc.	11,884,146
115,639	Autodesk, Inc., (2), (3)	9,406,076
164,551	Citrix Systems, (2)	15,005,406
207,517	Electronic Arts Inc, (2)	17,313,143
NUVEEN      109

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Software (continued)
76,662	Intuit, Inc.	$9,090,580
169,558	Parametric Technology Corporation, (2)	8,913,664
108,186	Proofpoint, Incorporated, (2)	8,672,190
57,536	Red Hat, Inc., (2)	4,365,831
153,237	ServiceNow Inc, (2)	13,886,337
	Total Software	98,537,373
	Specialty Retail – 3.7%
23,059	O'Reilly Automotive Inc, (2)	6,047,684
261,669	Ross Stores, Inc.	17,298,938
34,658	Ulta Beauty, Inc, (2), (3)	9,436,680
	Total Specialty Retail	32,783,302
	Textiles, Apparel & Luxury Goods – 1.2%
154,558	Lululemon Athletica Inc, (2)	10,434,211
	Thrifts & Mortgage Finance – 1.6%
487,644	BofI Holdings, Inc, (2), (3)	14,385,498
	Trading Companies & Distributors – 1.0%
217,641	HD Supply Holdings Inc., (2)	9,206,214
	Total Long-Term Investments (cost $751,702,775)	876,593,737

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 5.9%
	Money Market Funds – 5.9%
51,959,884	First American Government Obligations Fund, Class X, 0.492%, (4), (5)	$ 51,959,884
	Total Investments Purchased with Collateral from Securities Lending (cost $51,959,884)	51,959,884

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.9%
	Money Market Funds – 0.9%
7,799,540	First American Treasury Obligations Fund, Class Z, 0.411%	$ 7,799,540
	Total Short-Term Investments (cost $7,799,540)	7,799,540
	Total Investments (cost $811,462,199) – 106.0%	936,353,161
	Other Assets Less Liabilities – (6.0)%	(53,103,940)
	Net Assets – 100%	$ 883,249,221
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
110      NUVEEN

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$876,593,737	$ —	$ —	$876,593,737
Investments Purchased with Collateral from Securities Lending	51,959,884	—	—	51,959,884
Short-Term Investments:
Money Market Funds	7,799,540	—	—	7,799,540
Total	$936,353,161	$ —	$ —	$936,353,161
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments was $816,784,135.
Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:
Gross unrealized:
Appreciation	$132,532,078
Depreciation	(12,963,052)
Net unrealized appreciation (depreciation) of investments	$119,569,026
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $51,210,691.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
NUVEEN      111

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.0%
	COMMON STOCKS – 97.0%
	Banks – 4.9%
31,516	Bank of the Ozarks, Inc	$1,729,283
41,378	Cathay General Bancorp	1,507,814
31,099	Western Alliance Bancorporation, (2)	1,535,669
	Total Banks	4,772,766
	Biotechnology – 5.5%
24,195	Alder Biopharmaceuticals Inc, (2), (3)	497,207
9,978	Bluebird Bio Inc, (2)	743,361
14,487	Five Prime Therapeutics Inc, (2)	663,650
11,793	Kite Pharma Inc, (2), (3)	601,089
9,269	Neurocrine Biosciences Inc, (2)	397,733
11,931	Prothena Corporation PLC, (2), (3)	584,142
11,470	Radius Health Inc, (2), (3)	499,174
10,520	Sarepta Therapeutics Inc., (2)	326,751
3,141	Tesaro Inc, (2)	511,481
6,232	Ultragenyx Pharmaceutical Inc, (2), (3)	467,462
	Total Biotechnology	5,292,050
	Building Products – 1.8%
62,701	Continental Building Products Inc, (2)	1,457,798
10,433	Jeld-Wen Holding, Inc, (2)	282,421
	Total Building Products	1,740,219
	Capital Markets – 2.4%
30,093	Evercore Partners Inc	2,330,703
	Chemicals – 1.4%
39,961	PolyOne Corporation	1,363,070
	Commercial Services & Supplies – 2.7%
22,784	HNI Corporation	1,148,542
80,872	Interface, Inc	1,471,870
	Total Commercial Services & Supplies	2,620,412
	Communications Equipment – 4.6%
74,625	IXIA, (2)	1,451,456
37,733	Lumentum Holdings Inc, (2)	1,431,968
27,126	Plantronics Inc.	1,534,789
	Total Communications Equipment	4,418,213
112      NUVEEN

Shares	Description (1)	Value
	Construction & Engineering – 1.1%
29,003	MasTec Inc, (2)	$ 1,080,362
	Containers & Packaging – 0.8%
14,223	Berry Plastics Corporation, (2)	725,800
	Distributors – 1.2%
11,085	Pool Corporation	1,170,133
	Diversified Consumer Services – 1.3%
21,048	Grand Canyon Education Inc, (2)	1,241,411
	Diversified Telecommunication Services – 1.5%
35,532	Cogent Communications Group, Inc	1,485,237
	Electrical Equipment – 1.5%
34,999	Generac Holdings Inc, (2)	1,409,060
	Electronic Equipment, Instruments & Components – 1.3%
36,376	Orbotech, Limited, (2)	1,269,159
	Equity Real Estate Investment Trust – 3.3%
23,131	Dupont Fabros Technology Inc	1,098,260
11,026	PS Business Parks Inc, (3)	1,235,353
52,631	Ramco-Gershenson Properties Trust	855,780
	Total Equity Real Estate Investment Trust	3,189,393
	Food Products – 2.7%
30,704	Snyders Lance Inc	1,178,419
19,075	Treehouse Foods Inc, (2)	1,447,411
	Total Food Products	2,625,830
	Health Care Equipment & Supplies – 8.2%
35,124	Glaukos Corporation, (2)	1,447,811
32,108	Insulet Corporation, (2)	1,335,693
69,821	K2M Group Holdings Inc, (2)	1,418,763
47,127	Merit Medical Systems, Inc, (2)	1,197,026
15,656	Nevro Corporation, (2)	1,362,385
45,556	Nxstage Medical, Inc, (2)	1,225,456
	Total Health Care Equipment & Supplies	7,987,134
	Health Care Providers & Services – 4.7%
29,806	Amedisys, Inc, (2)	1,365,711
20,811	HealthEquity, Inc, (2)	962,509
22,241	Surgical Care Affiliates Inc, (2)	1,256,616
50,594	Teladoc, Inc, (2), (3)	1,011,880
	Total Health Care Providers & Services	4,596,716
NUVEEN      113

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 4.5%
27,055	BJ's Restaurants, Inc, (2)	$961,805
14,040	Papa John's International, Inc	1,196,489
47,472	Planet Fitness Inc, (2)	998,811
26,303	Texas Roadhouse, Inc	1,226,772
	Total Hotels, Restaurants & Leisure	4,383,877
	Household Durables – 1.1%
27,011	Installed Building Products Inc, (2)	1,104,750
	Internet Software & Services – 7.0%
35,951	Cornerstone OnDemand Inc, (2)	1,462,846
31,910	Envestnet Inc, (2)	1,206,198
13,246	LogMeIn Inc, (2)	1,431,893
65,632	Mimecast Limited, (2)	1,395,336
18,381	SPS Commerce Inc, (2)	1,268,289
	Total Internet Software & Services	6,764,562
	Leisure Equipment & Products – 1.1%
17,358	Brunswick Corporation	1,039,050
	Life Sciences Tools & Services – 1.0%
47,483	Accelerate Diagnostics Inc, (2), (3)	994,769
	Machinery – 4.7%
21,558	CLARCOR, Inc	1,785,218
20,361	ESCO Technologies Inc	1,185,010
82,965	NN, Incorporated	1,605,373
	Total Machinery	4,575,601
	Oil, Gas & Consumable Fuels – 2.0%
60,205	Oasis Petroleum Inc, (2)	851,298
26,298	RSP Permian Inc, (2)	1,119,243
	Total Oil, Gas & Consumable Fuels	1,970,541
	Pharmaceuticals – 1.9%
13,909	Aerie Pharmaceuticals Inc, (2)	610,605
23,797	Prestige Brands Holdings Inc, (2)	1,255,530
	Total Pharmaceuticals	1,866,135
	Professional Services – 2.6%
29,843	FTI Consulting Inc, (2)	1,257,584
41,587	Korn Ferry International	1,208,102
	Total Professional Services	2,465,686
	Road & Rail – 1.4%
58,978	Swift Transportation Company, (2), (3)	1,346,468
114      NUVEEN

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 7.6%
32,121	MA-COM Technology Solutions Holdings Incorporated, (2)	$1,527,353
28,903	Mellanox Technologies, Limited, (2)	1,368,557
28,105	Microsemi Corporation, (2)	1,493,781
22,232	MKS Instruments Inc	1,465,089
44,586	Semtech Corporation, (2)	1,469,109
	Total Semiconductors & Semiconductor Equipment	7,323,889
	Software – 8.8%
35,120	Broadsoft Inc, (2)	1,475,040
27,694	CommVault Systems, Inc, (2)	1,359,775
25,502	Cyberark Software Limited, (2)	1,353,136
12,890	Proofpoint, Incorporated, (2)	1,033,262
39,504	RealPage Inc, (2)	1,208,822
35,970	Synchronoss Technologies, Inc, (2)	1,385,565
12,808	Take-Two Interactive Software, Inc., (2)	687,149
591,081	VideoPropulsion Inc, (2), (4)	1
	Total Software	8,502,750
	Specialty Retail – 1.1%
57,837	Tile Shop Holdings Inc	1,104,687
	Textiles, Apparel & Luxury Goods – 1.3%
36,347	Steven Madden Limited, (2)	1,279,414
	Total Long-Term Investments (cost $75,253,341)	94,039,847

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 5.2%
	Money Market Funds – 5.2%
5,062,897	First American Government Obligations Fund, Class X, 0.492%, (5), (6)	$ 5,062,897
	Total Investments Purchased with Collateral from Securities Lending (cost $5,062,897)	5,062,897

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 3.2%
	Money Market Funds – 3.2%
3,123,525	First American Treasury Obligations Fund, Class Z, 0.411%, (5)	$ 3,123,525
	Total Short-Term Investments (cost $3,123,525)	3,123,525
	Total Investments (cost $83,439,763) – 105.4%	102,226,269
	Other Assets Less Liabilities – (5.4)%	(5,256,161)
	Net Assets – 100%	$ 96,970,108
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from
NUVEEN      115

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 94,039,846	$ —	$ 1	$ 94,039,847
Investments Purchased with Collateral from Securities Lending	5,062,897	—	—	5,062,897
Short-Term Investments:
Money Market Funds	3,123,525	—	—	3,123,525
Total	$102,226,268	$ —	$ 1	$102,226,269
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments was $83,921,055.
Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:
Gross unrealized:
Appreciation	$20,160,750
Depreciation	(1,855,536)
Net unrealized appreciation (depreciation) of investments	$18,305,214
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,082,742.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
116      NUVEEN

Nuveen Large Cap Select Fund
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.0%
	COMMON STOCKS – 99.0%
	Aerospace & Defense – 1.8%
3,908	Lockheed Martin Corporation	$ 982,198
	Air Freight & Logistics – 1.2%
5,988	United Parcel Service, Inc., Class B	653,470
	Airlines – 2.9%
18,550	Delta Air Lines, Inc.	876,302
9,489	United Continental Holdings Inc, (2)	668,690
	Total Airlines	1,544,992
	Banks – 12.9%
112,287	Bank of America Corporation	2,542,178
13,835	CIT Group Inc.	569,864
25,473	JPMorgan Chase & Co.	2,155,780
48,526	KeyCorp	872,012
4,718	SVB Financial Group, (2)	812,581
	Total Banks	6,952,415
	Biotechnology – 4.9%
11,553	AbbVie Inc.	706,004
5,226	Alexion Pharmaceuticals Inc., (2)	682,934
1,889	Biogen Inc, (2)	523,706
6,128	Celgene Corporation, (2)	711,767
	Total Biotechnology	2,624,411
	Capital Markets – 10.1%
30,755	Charles Schwab Corporation	1,268,336
31,775	E*Trade Group Inc, (2)	1,189,974
8,062	Goldman Sachs Group, Inc.	1,848,778
14,791	State Street Corporation	1,127,074
	Total Capital Markets	5,434,162
	Chemicals – 3.5%
5,583	Celanese Corporation, Series A	471,205
9,336	Eastman Chemical Company	723,540
2,209	Sherwin-Williams Company	671,116
	Total Chemicals	1,865,861
	Containers & Packaging – 2.5%
12,709	International Paper Company	719,330
NUVEEN      117

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Containers & Packaging (continued)
11,340	WestRock Company	$ 605,102
	Total Containers & Packaging	1,324,432
	Electric Utilities – 0.9%
4,075	NextEra Energy Inc.	504,159
	Electrical Equipment – 2.3%
9,643	Eaton PLC	682,531
4,375	Hubbell Inc	534,100
	Total Electrical Equipment	1,216,631
	Energy Equipment & Services – 1.5%
9,493	Schlumberger Limited	794,659
	Equity Real Estate Investment Trust – 0.8%
4,217	American Tower Corporation, REIT	436,459
1	Park Hotels & Resorts, Inc	11
	Total Equity Real Estate Investment Trust	436,470
	Health Care Equipment & Supplies – 1.1%
24,599	Boston Scientific Corporation, (2)	591,852
	Health Care Providers & Services – 4.0%
6,240	Aetna Inc.	740,126
6,029	CIGNA Corporation	881,560
2,757	Humana Inc.	547,265
	Total Health Care Providers & Services	2,168,951
	Hotels, Restaurants & Leisure – 2.7%
— (3)	Hilton Grand Vacations Inc.	6
9,520	Hilton Worldwide Holdings Inc	548,162
8,659	Wynn Resorts Ltd	878,282
	Total Hotels, Restaurants & Leisure	1,426,450
	Household Durables – 2.3%
17,460	D.R. Horton, Inc.	522,228
4,183	Whirlpool Corporation	731,565
	Total Household Durables	1,253,793
	Internet & Catalog Retail – 1.6%
1,014	Amazon.com, Inc., (2)	835,009
	Internet & Direct Marketing Retail – 1.5%
515	priceline.com Incorporated, (2)	811,192
	Internet Software & Services – 2.3%
1,529	Alphabet Inc., Class A, (2)	1,254,070
118      NUVEEN

Shares	Description (1)	Value
	IT Services – 3.7%
2,268	Alliance Data Systems Corporation	$517,966
33,288	First Data Corporation, Class A, (2)	510,638
8,960	MasterCard, Inc., Class A	952,717
	Total IT Services	1,981,321
	Machinery – 3.2%
4,145	Cummins Inc.	609,357
6,772	Dover Corporation	526,523
7,652	Ingersoll Rand Company Limited	607,186
	Total Machinery	1,743,066
	Media – 2.0%
14,225	Comcast Corporation, Class A	1,072,849
	Oil, Gas & Consumable Fuels – 6.4%
14,137	Anadarko Petroleum Corporation	982,946
22,596	HollyFrontier Company	654,606
13,327	Parsley Energy Inc. Class A Shares, (2)	469,377
3,705	Pioneer Natural Resources Company	667,752
23,207	Williams Companies Inc	669,290
	Total Oil, Gas & Consumable Fuels	3,443,971
	Pharmaceuticals – 1.7%
28,831	Pfizer Inc.	914,808
	Road & Rail – 1.1%
4,874	Norfolk Southern Corporation	572,500
	Semiconductors & Semiconductor Equipment – 1.3%
3,482	Broadcom Limited	694,659
	Software – 10.3%
14,884	Activision Blizzard Inc.	598,486
5,351	Adobe Systems Incorporated, (2)	606,696
6,324	Citrix Systems, (2)	576,686
5,768	Electronic Arts Inc, (2)	481,224
41,836	Microsoft Corporation	2,704,697
6,181	VMware Inc, (2)	541,085
	Total Software	5,508,874
	Specialty Retail – 1.1%
13,465	Best Buy Co., Inc.	599,462
	Technology Hardware, Storage & Peripherals – 5.1%
22,753	Apple, Inc.	2,761,077
	Trading Companies & Distributors – 1.0%
13,168	HD Supply Holdings Inc., (2)	557,006
NUVEEN      119

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Wireless Telecommunication Services – 1.3%
11,311	T-Mobile US Inc, (2)	$ 704,336
	Total Long-Term Investments (cost $46,085,819)	53,229,106

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.4%
	Money Market Funds – 0.4%
183,715	First American Treasury Obligations Fund, Class Z, 0.411%, (4)	$ 183,715
	Total Short-Term Investments (cost $183,715)	183,715
	Total Investments (cost $46,269,534) – 99.4%	53,412,821
	Other Assets Less Liabilities – 0.6%	333,036
	Net Assets – 100%	$ 53,745,857
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$53,229,106	$ —	$ —	$53,229,106
Short-Term Investments:
Money Market Funds	183,715	—	—	183,715
Total	$53,412,821	$ —	$ —	$53,412,821
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments was $46,285,539.
Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:
120      NUVEEN

Gross unrealized:
Appreciation	$7,490,009
Depreciation	(362,727)
Net unrealized appreciation (depreciation) of investments	$7,127,282
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Shares round to less than 1.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
REIT	Real Estate Investment Trust
NUVEEN      121

Nuveen Small Cap Select Fund
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.1%
	COMMON STOCKS – 99.1%
	Auto Components – 1.2%
44,254	Cooper Tire & Rubber	$ 1,604,207
	Banks – 13.9%
25,921	Bank of the Ozarks, Inc	1,422,285
36,990	Banner Corporation	2,075,879
51,579	Customers Bancorp Inc, (2)	1,777,413
52,053	Glacier Bancorp, Inc	1,849,443
37,375	Preferred Bank Los Angeles	2,070,949
54,699	Renasant Corporation	2,177,020
100,566	Sterling Bancorp	2,398,499
41,381	Webster Financial Corporation	2,173,330
30,860	Western Alliance Bancorporation, (2)	1,523,867
19,047	Wintrust Financial Corporation	1,363,765
	Total Banks	18,832,450
	Biotechnology – 3.7%
19,493	Alder Biopharmaceuticals Inc, (2), (3)	400,581
11,491	Bluebird Bio Inc, (2)	856,080
45,145	Emergent BioSolutions, Inc, (2)	1,366,539
8,998	Kite Pharma Inc, (2), (3)	458,628
9,133	Prothena Corporation PLC, (2), (3)	447,152
13,104	Radius Health Inc, (2), (3)	570,286
6,384	Sarepta Therapeutics Inc., (2)	198,287
1,999	Tesaro Inc, (2), (3)	325,517
5,403	Ultragenyx Pharmaceutical Inc, (2), (3)	405,279
	Total Biotechnology	5,028,349
	Building Products – 1.4%
65,352	Continental Building Products Inc, (2)	1,519,434
14,567	Jeld-Wen Holding, Inc, (2)	394,329
	Total Building Products	1,913,763
	Capital Markets – 1.6%
28,020	Evercore Partners Inc	2,170,149
	Chemicals – 2.3%
49,630	Kraton Performance Polymers Inc, (2)	1,333,062
52,469	PolyOne Corporation	1,789,717
	Total Chemicals	3,122,779
122      NUVEEN

Shares	Description (1)	Value
	Commercial Services & Supplies – 2.7%
33,532	HNI Corporation	$1,690,348
108,886	Interface, Inc	1,981,725
	Total Commercial Services & Supplies	3,672,073
	Communications Equipment – 2.9%
27,903	Netgear, Inc, (2)	1,587,681
41,067	Plantronics Inc.	2,323,571
	Total Communications Equipment	3,911,252
	Construction & Engineering – 1.1%
40,746	MasTec Inc, (2)	1,517,788
	Containers & Packaging – 0.8%
20,767	Berry Plastics Corporation, (2)	1,059,740
	Diversified Consumer Services – 1.2%
28,400	Grand Canyon Education Inc, (2)	1,675,032
	Electric Utilities – 2.1%
26,682	ALLETE Inc	1,743,669
30,385	PNM Resources Inc	1,045,244
	Total Electric Utilities	2,788,913
	Electrical Equipment – 2.4%
46,471	Generac Holdings Inc, (2)	1,870,922
19,631	Regal-Beloit Corporation	1,425,211
	Total Electrical Equipment	3,296,133
	Electronic Equipment, Instruments & Components – 1.2%
100,530	Vishay Intertechnology Inc	1,668,798
	Energy Equipment & Services – 1.0%
78,625	Superior Energy Services, Inc	1,389,304
	Equity Real Estate Investment Trust – 6.2%
81,719	Brandywine Realty Trust	1,315,676
13,736	Entertainment Properties Trust	1,016,052
47,139	Kite Realty Group Trust	1,132,279
127,253	Monogram Residential Trust, Inc	1,294,163
69,000	STAG Industrial Inc	1,596,660
124,074	Summit Hotel Properties Inc	1,964,091
	Total Equity Real Estate Investment Trust	8,318,921
	Food Products – 1.4%
50,276	Snyders Lance Inc	1,929,593
	Gas Utilities – 1.4%
22,863	Southwest Gas Holdings, Inc	1,842,072
NUVEEN      123

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies – 3.1%
29,262	Glaukos Corporation, (2)	$1,206,180
65,080	K2M Group Holdings Inc, (2)	1,322,426
59,055	Nxstage Medical, Inc, (2)	1,588,579
	Total Health Care Equipment & Supplies	4,117,185
	Health Care Providers & Services – 4.5%
49,514	AMN Healthcare Services Inc, (2)	1,775,077
32,374	HealthSouth Corporation	1,256,759
93,714	Surgery Partners Inc, (2)	1,733,709
62,105	Teladoc, Inc, (2), (3)	1,242,100
	Total Health Care Providers & Services	6,007,645
	Hotels, Restaurants & Leisure – 4.3%
38,054	BJ's Restaurants, Inc, (2)	1,352,820
44,900	Marcus Corporation	1,331,285
18,500	Papa John's International, Inc	1,576,570
32,900	Texas Roadhouse, Inc	1,534,456
	Total Hotels, Restaurants & Leisure	5,795,131
	Household Durables – 1.1%
37,000	Installed Building Products Inc, (2)	1,513,300
	Insurance – 3.6%
53,712	American Equity Investment Life Holding Company	1,267,603
26,879	Amerisafe, Inc	1,694,721
98,591	CNO Financial Group Inc	1,864,356
	Total Insurance	4,826,680
	Internet Software & Services – 3.5%
38,676	Cornerstone OnDemand Inc, (2)	1,573,726
74,038	Mimecast Limited, (2)	1,574,048
23,150	SPS Commerce Inc, (2)	1,597,350
	Total Internet Software & Services	4,745,124
	IT Services – 1.0%
40,622	NeuStar, Inc., Class A, (2)	1,348,650
	Leisure Equipment & Products – 1.5%
32,697	Brunswick Corporation	1,957,242
	Life Sciences Tools & Services – 2.0%
41,030	Accelerate Diagnostics Inc, (2), (3)	859,578
35,000	Cambrex Corporation, (2)	1,835,750
	Total Life Sciences Tools & Services	2,695,328
	Machinery – 2.8%
32,691	ESCO Technologies Inc	1,902,616
124      NUVEEN

Shares	Description (1)	Value
	Machinery (continued)
96,372	NN, Incorporated	$ 1,864,798
	Total Machinery	3,767,414
	Mortgage Real Estate Investment Trust – 1.2%
212,544	MFA Mortgage Investments, Inc.	1,676,972
	Oil, Gas & Consumable Fuels – 2.9%
138,486	Callon Petroleum Company Del, (2)	2,116,066
48,986	Carrizo Oil & Gas, Inc, (2)	1,732,145
	Total Oil, Gas & Consumable Fuels	3,848,211
	Paper & Forest Products – 1.3%
70,811	KapStone Paper and Packaging Corp	1,698,048
	Professional Services – 2.7%
41,200	FTI Consulting Inc, (2)	1,736,168
64,853	Korn Ferry International	1,883,980
	Total Professional Services	3,620,148
	Road & Rail – 1.3%
76,900	Swift Transportation Company, (2), (3)	1,755,627
	Semiconductors & Semiconductor Equipment – 4.4%
38,500	Microsemi Corporation, (2)	2,046,275
32,618	MKS Instruments Inc	2,149,526
52,000	Semtech Corporation, (2)	1,713,400
	Total Semiconductors & Semiconductor Equipment	5,909,201
	Software – 5.5%
34,913	Broadsoft Inc, (2)	1,466,346
40,231	CommVault Systems, Inc, (2)	1,975,342
11,248	Proofpoint, Incorporated, (2)	901,640
55,691	Synchronoss Technologies, Inc, (2)	2,145,217
18,000	Take-Two Interactive Software, Inc., (2)	965,700
	Total Software	7,454,245
	Specialty Retail – 0.8%
33,146	Hibbett Sporting Goods, Inc, (2), (3)	1,093,818
	Textiles, Apparel & Luxury Goods – 1.5%
56,738	Steven Madden Limited, (2)	1,997,178
	Thrifts & Mortgage Finance – 1.6%
117,379	Radian Group Inc.	2,159,774
	Total Long-Term Investments (cost $106,077,224)	133,728,237

NUVEEN      125

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments	January 31, 2017 (Unaudited)
Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 5.4%
	Money Market Funds – 5.4%
7,324,097	First American Government Obligations Fund, Class X, 0.492%, (4), (5)	$ 7,324,097
	Total Investments Purchased with Collateral from Securities Lending (cost $7,324,097)	7,324,097

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.3%
	Money Market Funds – 1.3%
1,789,824	First American Treasury Obligations Fund, Class Z, 0.411%, (4)	$ 1,789,824
	Total Short-Term Investments (cost $1,789,824)	1,789,824
	Total Investments (cost $115,191,145) – 105.8%	142,842,158
	Other Assets Less Liabilities – (5.8)%	(7,821,394)
	Net Assets – 100%	$ 135,020,764
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$133,728,237	$ —	$ —	$133,728,237
Investments Purchased with Collateral from Securities Lending	7,324,097	—	—	7,324,097
Short-Term Investments:
Money Market Funds	1,789,824	—	—	1,789,824
Total	$142,842,158	$ —	$ —	$142,842,158
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments was $116,965,018.
Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:
126      NUVEEN

Gross unrealized:
Appreciation	$28,815,042
Depreciation	(2,937,902)
Net unrealized appreciation (depreciation) of investments	$25,877,140
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $7,249,024.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
NUVEEN      127

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 31, 2017